UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak, Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: December 31

Date of reporting period: September 29, 2017

Item 1. Schedule of Investments

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Bank Loans (10.3%)[a]	Value
Basic Materials (0.8%)
	Arch Coal, Inc., Term Loan
$65,000	0.000%, (LIBOR 3M + 3.250%), 3/7/2024[b,c]	$65,183
	Big River Steel, LLC, Term Loan
65,000	6.333%, (LIBOR 3M + 5.000%), 8/15/2023[d]	65,650
	Chemours Company, Term Loan
53,574	3.740%, (LIBOR 1M + 2.500%), 5/12/2022	53,842
	Contura Energy, Inc., Term Loan
111,550	6.280%, (LIBOR 2M + 5.000%), 3/17/2024	109,737
	Ineos Finance, LLC, Term Loan
138,825	3.985%, (LIBOR 1M + 2.750%), 3/31/2022	139,722
	Peabody Energy Corporation, Term Loan
103,860	4.735%, (LIBOR 1M + 3.500%), 3/31/2022	104,315
	Tronox Finance, LLC, Term Loan
145,000	0.000%, (LIBOR 3M + 3.000%), 9/14/2024[b,c]	145,513

	Total	683,962

Capital Goods (0.8%)
	Advanced Disposal Services, Inc., Term Loan
74,753	3.947%, (LIBOR 1W + 2.750%), 11/10/2023	75,189
	Berry Plastics Corporation, Term Loan
143,791	3.485%, (LIBOR 1M + 2.250%), 2/8/2020	144,215
55,000	3.485%, (LIBOR 1M + 2.250%), 1/6/2021	55,151
	Cortes NP Intermediate Holding II Corporation, Term Loan
215,000	5.239%, (LIBOR 1M + 4.000%), 11/30/2023	216,522
	Reynolds Group Holdings, Inc., Term Loan
54,451	3.985%, (LIBOR 1M + 2.750%), 2/5/2023	54,647
	Sterigenics-Nordion Holdings, LLC, Term Loan
119,400	4.235%, (LIBOR 1M + 3.000%), 5/15/2022[d]	119,400

	Total	665,124

Communications Services (3.0%)
	Altice Financing SA, Term Loan
59,850	4.054%, (LIBOR 3M + 2.750%), 7/15/2025	59,888
	Altice US Finance I Corporation, Term Loan
74,813	3.485%, (LIBOR 1M + 2.250%), 7/14/2025	74,420
	Atlantic Broadband Penn, LLC, Term Loan
57,837	3.739%, (LIBOR 1M + 2.500%), 11/30/2019	57,427
	Beasley Broadcast Group, Inc., Term Loan
52,981	7.238%, (LIBOR 1M + 6.000%), 11/1/2023	53,511

Principal Amount	Bank Loans (10.3%)[a]	Value
Communications Services (3.0%) - continued
	Birch Communication Inc., Term Loan
$79,522	8.550%, (LIBOR 3M + 7.250%), 7/18/2020	$66,202
	CBS Radio, Inc., Term Loan
25,000	0.000%, (LIBOR 3M + 2.750%), 10/17/2023[b,c]	25,031
	Cengage Learning Acquisitions, Term Loan
136,675	5.485%, (LIBOR 1M + 4.250%), 6/7/2023	125,716
	Charter Communications Operating, LLC, Term Loan
59,534	3.240%, (LIBOR 1M + 2.000%), 7/1/2020	59,711
59,534	3.240%, (LIBOR 1M + 2.000%), 1/3/2021	59,674
	Cincinnati Bell, Inc., Term Loan
47,820	4.237%, (LIBOR 3M + 3.000%), 9/10/2020	47,840
	Coral-US Co-Borrower, LLC, Term Loan
260,000	4.735%, (LIBOR 1M + 3.500%), 11/19/2024	257,075
	CSC Holdings, LLC, Term Loan
74,812	3.484%, (LIBOR 1M + 2.250%), 7/17/2025	74,331
	Frontier Communications Corporation, Term Loan
114,713	4.990%, (LIBOR 1M + 3.750%), 6/1/2024	108,762
	Gray Television, Inc., Term Loan
59,550	3.737%, (LIBOR 1M + 2.500%), 2/7/2024	59,773
	Hargray Merger Subsidiary Corporation, Term Loan
44,887	4.235%, (LIBOR 1M + 3.000%), 3/24/2024	45,019
	Intelsat Jackson Holdings SA, Term Loan
39,444	4.071%, (LIBOR 3M + 2.750%), 6/30/2019	39,300
	Level 3 Financing, Inc., Term Loan
200,000	3.486%, (LIBOR 1M + 2.250%), 2/22/2024	199,844
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
145,000	4.804%, (LIBOR 3M + 3.500%), 1/7/2022[d]	134,850
	LTS Buyer, LLC, Term Loan
134,444	4.485%, (LIBOR 1M + 3.250%), 4/13/2020	134,529
	McGraw-Hill Global Education Holdings, LLC, Term Loan
113,562	5.235%, (LIBOR 1M + 4.000%), 5/4/2022	111,392
	Mediacom Illinois, LLC, Term Loan
54,725	3.450%, (LIBOR 1W + 2.250%), 2/15/2024	54,770
	NEP/NCP Holdco, Inc., Term Loan
94,519	4.485%, (LIBOR 1M + 3.250%), 7/21/2022	94,243

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Bank Loans (10.3%)[a]	Value
Communications Services (3.0%) - continued
	SBA Senior Finance II, LLC, Term Loan
$96,750	3.490%, (LIBOR 1M + 2.250%), 3/24/2021	$96,968
	SFR Group SA, Term Loan
54,862	4.061%, (LIBOR 3M + 2.750%), 6/22/2025	54,575
	Sprint Communications, Inc., Term Loan
208,950	3.750%, (LIBOR 1M + 2.500%), 2/2/2024	209,082
	TNS, Inc., Term Loan
167,961	5.240%, (LIBOR 1M + 4.000%), 2/15/2020[b,c]	168,223
	Univision Communications, Inc., Term Loan
88,002	3.985%, (LIBOR 1M + 2.750%), 3/15/2024	87,177

	Total	2,559,333

Consumer Cyclical (1.3%)
	Amaya Holdings BV, Term Loan
157,959	4.833%, (LIBOR 3M + 3.500%), 8/1/2021	158,353
	Boyd Gaming Corporation, Term Loan
48,761	3.694%, (LIBOR 1W + 2.500%), 9/15/2023	48,896
	Burlington Coat Factory Warehouse Corporation, Term Loan
87,246	3.990%, (LIBOR 1M + 2.750%), 7/29/2021	87,410
	Ceridian HCM Holding, Inc., Term Loan
41,722	4.737%, (LIBOR 1M + 3.500%), 9/15/2020	41,670
	Eldorado Resorts, Inc., Term Loan
34,547	3.563%, (LIBOR 1M + 2.250%), 4/17/2024	34,504
	Golden Nugget, Inc., Term Loan
130,000	0.000%, (LIBOR 3M + 3.250%), 10/4/2023[b,c]	130,650
	IMG Worldwide, Inc., Term Loan
50,000	8.490%, (LIBOR 1M + 7.250%), 5/6/2022	50,500
	Michaels Stores, Inc., Term Loan
55,630	3.985%, (LIBOR 1M + 2.750%), 1/28/2023	55,570
	Mohegan Tribal Gaming Authority, Term Loan
119,100	5.235%, (LIBOR 1M + 4.000%), 10/13/2023	120,164
	Scientific Games International, Inc., Term Loan
245,000	4.514%, (LIBOR 2M + 3.250%), 8/14/2024	245,230
	Seminole Hard Rock Entertainment, Inc., Term Loan
145,076	4.083%, (LIBOR 3M + 2.750%), 5/14/2020	145,257

	Total	1,118,204

Principal Amount	Bank Loans (10.3%)[a]	Value
Consumer Non-Cyclical (1.5%)
	Air Medical Group Holdings, Inc., Term Loan
$223,685	5.237%, (LIBOR 1M + 4.000%), 4/28/2022	$223,349
45,000	0.000%, (LIBOR 1M + 4.000%), 9/26/2024[b,c]	44,944
	CHS/Community Health Systems, Inc., Term Loan
7,070	4.067%, (LIBOR 3M + 2.750%), 12/31/2019	7,025
105,806	4.317%, (LIBOR 3M + 3.000%), 1/27/2021	105,044
	Endo Luxembourg Finance Company I SARL., Term Loan
79,800	5.500%, (LIBOR 1M + 4.250%), 4/27/2024	80,498
	Grifols Worldwide Operations USA, Inc., Term Loan
89,550	3.447%, (LIBOR 1W + 2.250%), 1/23/2025	89,686
	JBS USA LUX SA, Term Loan
179,100	3.804%, (LIBOR 3M + 2.500%), 10/30/2022	176,861
	Libbey Glass, Inc., Term Loan
110,994	4.235%, (LIBOR 1M + 3.000%), 4/9/2021	102,115
	Ortho-Clinical Diagnostics, Inc., Term Loan
126,008	5.083%, (LIBOR 3M + 3.750%), 6/30/2021	126,310
	Valeant Pharmaceuticals International, Inc., Term Loan
280,354	5.990%, (LIBOR 1M + 4.750%), 4/1/2022	285,289

	Total	1,241,121

Energy (0.2%)
	Houston Fuel Oil Terminal, LLC, Term Loan
59,086	4.830%, (LIBOR 3M + 3.500%), 8/19/2021	59,124
	MEG Energy Corporation, Term Loan
59,700	4.833%, (LIBOR 3M + 3.500%), 12/31/2023	59,420
	MRC Global US, Inc., Term Loan
50,000	0.000%, (LIBOR 1M + 3.500%), 9/15/2024[b,c,d]	50,500
	Pacific Drilling SA, Term Loan
66,068	4.875%, (LIBOR 3M + 3.500%), 6/3/2018	18,871

	Total	187,915

Financials (0.8%)
	ASP AMC Merger Sub, Inc., Term Loan
167,185	4.833%, (LIBOR 3M + 3.500%), 4/13/2024	164,816
	Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan
84,787	3.986%, (LIBOR 1M + 2.750%), 3/20/2022	84,946
	Avolon TLB Borrower 1 US, LLC, Term Loan
140,000	0.000%, (LIBOR 3M + 2.250%), 4/3/2022[b,c]	140,262

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Bank Loans (10.3%)[a]	Value
Financials (0.8%) - continued
	Colorado Buyer, Inc., Term Loan
$94,763	4.310%, (LIBOR 3M + 3.000%), 5/1/2024	$95,078
50,000	8.570%, (LIBOR 3M + 7.250%), 5/1/2025	50,666
	DJO Finance, LLC, Term Loan
58,800	4.486%, (LIBOR 1M + 3.250%), 6/7/2020	58,702
	Gartner, Inc., Term Loan
24,875	3.235%, (LIBOR 1M + 2.000%), 4/5/2024[d]	25,062
	MoneyGram International, Inc., Term Loan
96,600	4.583%, (LIBOR 3M + 3.250%), 3/28/2020	96,419

	Total	715,951

Technology (1.2%)
	First Data Corporation, Term Loan
204,803	3.737%, (LIBOR 1M + 2.500%), 4/26/2024	205,426
	Harland Clarke Holdings Corporation, Term Loan
67,772	7.333%, (LIBOR 3M + 6.000%), 12/31/2021	68,111
68,833	6.833%, (LIBOR 3M + 5.500%), 2/9/2022[b,c]	69,134
	Micron Technologies, Inc., Term Loan
44,773	3.740%, (LIBOR 1M + 2.500%), 4/26/2022	45,057
	ON Semiconductor Corporation, Term Loan
30,344	3.485%, (LIBOR 1M + 2.250%), 3/31/2023	30,435
	Rackspace Hosting, Inc., Term Loan
54,862	4.311%, (LIBOR 3M + 3.000%), 11/3/2023	54,711
	RP Crown Parent, LLC, Term Loan
89,325	4.735%, (LIBOR 1M + 3.500%), 10/12/2023	89,788
	Western Digital Corporation, Term Loan
188,575	3.985%, (LIBOR 1M + 2.750%), 4/29/2023	189,565
	Xerox Business Services, LLC, Term Loan
104,474	5.235%, (LIBOR 1M + 4.000%), 12/7/2023	104,801
	Zayo Group, LLC, Term Loan
114,425	3.237%, (LIBOR 1M + 2.000%), 1/19/2021	114,407

	Total	971,435

Transportation (0.4%)
	Arctic LNG Carriers, Ltd., Term Loan
179,550	5.735%, (LIBOR 1M + 4.500%), 5/18/2023	180,785
	OSG Bulk Ships, Inc., Term Loan
75,145	5.570%, (LIBOR 3M + 4.250%), 8/5/2019[d]	71,387
	XPO Logistics, Inc., Term Loan
90,000	3.554%, (LIBOR 3M + 2.250%), 10/30/2021	90,158

	Total	342,330

Principal Amount	Bank Loans (10.3%)[a]	Value
Utilities (0.3%)
	Calpine Corporation, Term Loan
$74,240	4.090%, (LIBOR 3M + 2.750%), 1/15/2024	$74,058
	HD Supply Waterworks, Term Loan
75,000	4.455%, (LIBOR 6M + 3.000%), 7/21/2024	75,094
	Intergen NV, Term Loan
53,630	5.840%, (LIBOR 3M + 4.500%), 6/13/2020	53,563
	Talen Energy Supply, LLC, Term Loan
64,650	5.235%, (LIBOR 1M + 4.000%), 7/6/2023	62,953

	Total	265,668

	Total Bank Loans (cost $8,805,307)	8,751,043

Shares	Common Stock (64.8%)	Value
Consumer Discretionary (9.5%)
1,385	Amazon.com, Inc.[e]	1,331,470
12,982	American Axle & Manufacturing Holdings, Inc.[e]	228,224
500	AOKI Holdings, Inc.	6,563
1,900	Bandai Namco Holdings, Inc.	65,274
2,114	Barratt Developments plc	17,415
2,810	Berkeley Group Holdings plc	140,041
702	Breville Group, Ltd.	6,243
4,500	Bridgestone Corporation	204,317
1,595	Burlington Stores, Inc.[e]	152,259
241	Cie Generale des Etablissements Michelin	35,162
22,096	Comcast Corporation	850,254
3,900	Denso Corporation	197,380
2,694	Dollar Tree, Inc.[e]	233,893
5,010	Eutelsat Communications	148,309
3,060	General Motors Company	123,563
1,500	Heiwa Corporation	29,724
12,200	Honda Motor Company, Ltd.	360,394
1,368	Hugo Boss AG	120,708
254	i-CABLE Communications, Ltd.[c,e]	8
5,700	Inchcape plc	65,928
430	Ipsos SA	14,883
1,005	JM AB	31,618
133	Linamar Corporation	8,116
5,102	Marks and Spencer Group plc	24,156
1,517	Netflix, Inc.[e]	275,108
3,558	Newell Brands, Inc.	151,820
454	Nexity SA	27,743
762	Next plc	53,715
6,380	NIKE, Inc.	330,803
34,200	Nissan Motor Company, Ltd.	338,807
2,353	Nutrisystem, Inc.	131,533
4,509	Peugeot SA	107,337
226	Priceline Group, Inc.[e]	413,765
3,410	Restaurant Brands International, Inc.	217,831
500	Sangetsu Company, Ltd.	8,595
3,118	Six Flags Entertainment Corporation	190,011
67	SSP Group plc	483
6,594	Starbucks Corporation	354,164
3,400	Sumitomo Rubber Industries, Ltd.	62,404
10,184	Time, Inc.	137,484
4,924	Toll Brothers, Inc.	204,198
800	Toyoda Gosei Company, Ltd.	18,906
2,400	TV Asahi Holdings Corporation	47,922
5,360	Walt Disney Company	528,335

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (64.8%)	Value
Consumer Discretionary (9.5%) - continued
1,030	Wolters Kluwer NV	$47,601
1,500	Yokohama Rubber Company, Ltd.	30,935

	Total	8,075,402

Consumer Staples (3.5%)
7,317	Altria Group, Inc.	464,044
700	Arcs Company, Ltd.	15,787
990	Coca-Cola Amatil, Ltd.	6,009
14,155	Cott Corporation	212,467
119	Ebro Foods SA	2,820
1,045	ForFarmers BV	13,586
1,857	Grieg Seafood ASA	18,287
436	Henkel AG & Company KGaA	53,092
315	Kesko Oyj	16,899
1,000	Kewpie Corporation	24,126
800	Lawson, Inc.	52,976
2	Lindt & Spruengli AG	11,411
200	Ministop Company, Ltd.	3,885
8,467	Philip Morris International, Inc.	939,922
500	Seven & I Holdings Company, Ltd.	19,317
10,237	Unilever NV	605,115
9,242	Unilever plc	534,920
11,000	Want Want China Holdings, Ltd.	7,750

	Total	3,002,413

Energy (3.8%)
280	Arch Coal, Inc.	20,087
77,757	BP plc	498,111
400	Contura Energy, Inc.	23,712
17,730	Halliburton Company	816,112
3,198	OMV AG	186,443
4,675	Parsley Energy, Inc.[e]	123,140
4,970	Pioneer Natural Resources Company	733,274
4,696	Repsol SA	86,661
2,947	Royal Dutch Shell plc	89,257
1,043	Royal Dutch Shell plc, Class A	31,521
6,710	Royal Dutch Shell plc, Class B	206,575
1,898	Statoil ASA	38,158
1,242	TGS Nopec Geophysical Company ASA	29,613
2,940	Total SA	157,861
2,940	Total SA Rights[d,e]	226
13,323	WPX Energy, Inc.[e]	153,214

	Total	3,193,965

Financials (9.4%)
905	Aareal Bank AG	38,364
2,824	ABN AMRO Group NVf	84,562
5,181	Aegon NV	30,200
702	Affiliated Managers Group, Inc.	133,261
8,441	Apollo Investment Corporation	51,574
3,887	Ares Capital Corporation	63,708
725	ASX, Ltd.	29,882
6,574	Australia & New Zealand Banking Group, Ltd.	153,132
20,883	Aviva plc	144,133
18,609	Banco Bilbao Vizcaya Argentaria SA	166,371
3,633	Bank of Nova Scotia	233,514
4,074	Bank of the Ozarks, Inc.	195,756
1,593	CI Financial Corporation	34,841
8,872	Citigroup, Inc.	645,349
1,163	Close Brothers Group plc	22,998
5,592	CNP Assurances	131,094
1,800	Concordia Financial Group, Ltd.	8,903
2,079	Danske Bank AS	83,313
20,754	Direct Line Insurance Group plc	101,178

Shares	Common Stock (64.8%)	Value
Financials (9.4%) - continued
12,870	E*TRADE Financial Corporation[e]	$561,261
5,482	Encore Capital Group, Inc.[e]	242,853
454	Euronext NVf	27,639
20,998	FlexiGroup, Ltd.	25,667
2,096	Genworth MI Canada, Inc.	62,204
2,470	Goldman Sachs Group, Inc.	585,859
1,410	Hannover Rueckversicherung SE	170,056
1,275	Hargreaves Lansdown plc	25,300
800	Hokuhoku Financial Group, Inc.	12,877
64,827	HSBC Holdings plc	640,868
2,248	ING Groep NV	41,436
777	Intact Financial Corporation	64,184
1,254	Interactive Brokers Group, Inc.	56,480
5,650	Intercontinental Exchange, Inc.	388,155
10,845	KeyCorp	204,103
867	Macquarie Group, Ltd.	62,074
2,350	Meta Financial Group, Inc.	184,240
5,912	MetLife, Inc.	307,128
4,200	Mitsubishi UFJ Financial Group, Inc.	27,308
48,800	Mizuho Financial Group, Inc.	85,548
146	Muenchener Rueckversicherungs-Gesellschaft AG	31,248
2,400	National Bank of Canada	115,504
5,486	Nordea Bank AB	74,485
18,147	Old Mutual plc	47,272
1,013	Pargesa Holding SA	84,289
1,375	Plus500, Ltd.	16,527
2,367	Power Corporation of Canada	60,154
14,880	Santander Consumer USA Holdings Inc.[e]	228,706
1,484	Schroders plc	66,760
2,555	SCOR SE	107,153
9,100	Senshu Ikeda Holdings, Inc.	35,056
2,543	Societe Generale	149,022
16,200	Synchrony Financial	503,010
746	Talanx AG	30,182
1,303	TD Ameritrade Holding Corporation	63,586
89	TMX Group, Ltd.	5,029
125	Vienna Insurance Group AG Wiener Versicherung Gruppe	3,693
3,919	Zions Bancorporation	184,898
18	Zurich Insurance Group AG	5,500

	Total	7,939,447

Health Care (7.2%)
4,506	Acadia Healthcare Company, Inc.[e]	215,206
323	Ansell, Ltd.	5,660
200	Anthem, Inc.	37,976
15,700	Astellas Pharmaceutical, Inc.	199,822
4,751	Celgene Corporation[e]	692,791
2,090	CIGNA Corporation	390,705
43	Danaher Corporation	3,688
6,823	GlaxoSmithKline plc ADR	277,014
4,765	Hologic, Inc.[e]	174,828
111	Le Noble Age SA	7,400
8,045	Medtronic plc	625,660
2,146	Merck KGaA	239,006
5,773	Novartis AG	495,179
12,154	Novo Nordisk AS	584,349
990	Teleflex, Inc.	239,550
6,628	UnitedHealth Group, Inc.	1,298,094
1,296	Waters Corporation[e]	232,658
3,341	Zimmer Biomet Holdings, Inc.	391,198

	Total	6,110,784

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (64.8%)	Value
Industrials (6.9%)
2,683	Adecco SA	$209,018
700	Asahi Glass Company, Ltd.	26,000
2,763	Atlas Copco AB	107,336
10,000	CK Hutchison Holdings, Ltd.	128,083
7,410	CSX Corporation	402,067
3,490	Cummins, Inc.	586,425
1,000	Dai Nippon Printing Company, Ltd.	23,981
5,920	Delta Air Lines, Inc.	285,462
1,229	Deutsche Lufthansa AG	34,177
7,300	Eaton Corporation plc	560,567
828	Ferguson plc	54,324
547	Finning International, Inc.	12,507
9,691	GWA Group, Ltd.	19,912
700	Hitachi Transport System, Ltd.	16,222
3,276	Illinois Tool Works, Inc.	484,717
1,200	Inaba Denki Sangyo Company, Ltd.	49,808
15,900	ITOCHU Corporation	260,518
500	KITZ Corporation	4,079
529	Loomis AB	21,024
2,600	Marubeni Corporation	17,774
2,915	Masonite International Corporation[e]	201,718
7,019	Meggitt plc	49,026
1,439	Middleby Corporation[e]	184,437
2,000	Mitsuboshi Belting, Ltd.	24,140
6,133	Monadelphous Group, Ltd.	75,754
3,765	National Express Group plc	17,855
3,200	Nitto Kogyo Corporation	56,608
1,148	Northgate plc	6,672
2,440	Oshkosh Corporation	201,398
6,163	PageGroup plc	41,159
3,697	RELX NV	78,648
214	Rockwool International AS	58,106
4,028	Saia, Inc.[e]	252,354
336	Schindler Holding AG, Participation Certificate	74,255
1,552	Siemens AG	219,000
8,266	SKF AB	180,468
2,700	Smiths Group plc	57,104
12,700	Sojitz Corporation	35,141
497	Spirax-Sarco Engineering plc	36,822
366	Sulzer, Ltd.	43,239
400	Taikisha, Ltd.	11,033
5,391	Team, Inc.[e]	71,970
2,600	Teijin, Ltd.	51,295
1,200	Toppan Forms Company, Ltd.	12,737
836	Transcontinental, Inc.	17,279
1,000	Tsubakimoto Chain Company	7,992
2,125	Vinci SA	201,902
1,220	WABCO Holdings, Inc.[e]	180,560
724	WSP Global, Inc.	30,120
2,644	YIT Oyj	21,635
600	Yuasa Trading Company, Ltd.	21,209

	Total	5,825,637

Information Technology (10.6%)
861	Alliance Data Systems Corporation	190,754
600	Alphabet, Inc., Class Ae	584,232
521	Alphabet, Inc., Class Ce	499,696
2	Alten SA	181
10,212	Apple, Inc.	1,573,873
217	BKW FMB Energie	13,037
1,600	Canon, Inc.	54,754
2,329	Capgemini SA	273,015
1,008	Capital Power Corporation	19,930
9,074	Ciena Corporation[e]	199,356
14,836	Cisco Systems, Inc.	498,935

Shares	Common Stock (64.8%)	Value
Information Technology (10.6%) - continued
3,010	Dolby Laboratories, Inc.	$173,135
1,641	F5 Networks, Inc.[e]	197,839
4,100	Facebook, Inc.[e]	700,567
7,276	Finisar Corporation[e]	161,309
3,600	FUJIFILM Holdings NPV	139,865
6,479	Juniper Networks, Inc.	180,310
6,400	Konica Minolta Holdings, Inc.	52,583
360	Kulicke and Soffa Industries, Inc.[e]	7,765
7,320	Microsoft Corporation	545,267
1,700	NEC Networks & System Integration Corporation	40,615
4,643	New Relic, Inc.[e]	231,221
63	NVIDIA Corporation	11,262
11,890	PayPal Holdings, Inc.[e]	761,317
2,600	Red Hat, Inc.[e]	288,236
3,210	Salesforce.com, Inc.[e]	299,878
486	SMA Solar Technology AG	19,068
6,615	Twitter, Inc.[e]	111,595
8,620	Visa, Inc.	907,169
4,299	Xilinx, Inc.	304,498

	Total	9,041,262

Materials (2.4%)
800	Adeka Corporation	14,598
1,213	APERAM	63,567
510	Ashland Global Holdings, Inc.	33,349
1,481	BHP Billiton plc	26,134
5,108	BHP Billiton, Ltd.	103,589
1,280	Crown Holdings, Inc.[e]	76,442
7,100	Daicel Corporation	85,610
470	Eagle Materials, Inc.	50,149
4,331	Evonik Industries AG	154,843
918	FMC Corporation	81,987
3,169	Granges AB	36,322
1,300	JSR Corporation	24,718
1,000	Kaneka Corporation	7,770
6,300	Kuraray Company, Ltd.	117,872
3,500	Kyoei Steel, Ltd.	54,618
768	Mondi plc	20,648
1,120	Neenah Paper, Inc.	95,816
200	Nippon Shokubai Company, Ltd.	14,137
20,160	Norsk Hydro ASA	147,103
4,000	Oji Holdings Corporation	21,598
1,070	Packaging Corporation of America	122,708
800	Rengo Company, Ltd.	4,762
556	Rio Tinto, Ltd.	29,143
1,300	Sensient Technologies Corporation	99,996
1,404	Solvay SA	209,895
100	Sumitomo Seika Chemicals Company, Ltd.	4,783
2,100	Toagosei Company, Ltd.	28,152
8,356	UPM-Kymmene Oyj	226,706
1,885	Valvoline, Inc.	44,203
1,679	Verso Corporation[e]	8,546
600	Yamato Kogyo Company, Ltd.	16,263

	Total	2,026,027

Real Estate (9.3%)
650	Acadia Realty Trust	18,603
350	Agree Realty Corporation	17,178
2,682	Alexandria Real Estate Equities, Inc.	319,078
2,178	Alstria Office REIT AG	31,135
300	American Assets Trust, Inc.	11,931
900	American Campus Communities, Inc.	39,735
2,000	American Homes 4 Rent	43,420
335	American Tower Corporation	45,788

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (64.8%)	Value
Real Estate (9.3%) - continued
1,300	Apartment Investment & Management Company	$57,018
1,600	Apple Hospitality REIT, Inc.	30,256
200	Armada Hoffler Properties, Inc.	2,762
833	Artis Real Estate Investment Trust	8,826
900	AvalonBay Communities, Inc.	160,578
492	Bluerock Residential Growth REIT, Inc.	5,442
1,621	Boston Properties, Inc.	199,188
1,300	Brandywine Realty Trust	22,737
7,670	British Land Company plc	61,925
2,502	Brixmor Property Group, Inc.	47,038
3,045	Camden Property Trust	278,465
356	Chesapeake Lodging Trust	9,601
200	City Office REIT, Inc.	2,754
3,599	Colony NorthStar, Inc.	45,203
600	Colony Starwood Homes	21,822
300	Columbia Property Trust, Inc.	6,531
700	CoreCivic, Inc.	18,739
250	CoreSite Realty Corporation	27,975
700	Corporate Office Properties Trust	22,981
2,556	Cousins Properties, Inc.	23,873
1,242	Crown Castle International Corporation	124,175
1,600	CubeSmart	41,536
600	CyrusOne, Inc.	35,358
100	Daito Trust Construction Company, Ltd.	18,218
700	DCT Industrial Trust, Inc.	40,544
2,400	DDR Corporation	21,984
16,100	DEXUS Property Group	120,145
1,322	DiamondRock Hospitality Company	14,476
1,417	Digital Realty Trust, Inc.	167,674
900	Douglas Emmett, Inc.	35,478
10,157	Duke Realty Corporation	292,725
121	EastGroup Properties, Inc.	10,663
400	Education Realty Trust, Inc.	14,372
552	Empire State Realty Trust, Inc.	11,338
456	EPR Properties	31,801
750	Equinix, Inc.	334,725
800	Equity Commonwealth[e]	24,320
600	Equity Lifestyle Properties, Inc.	51,048
3,418	Equity Residential	225,349
470	Essex Property Trust, Inc.	119,394
950	Extra Space Storage, Inc.	75,924
500	Federal Realty Investment Trust	62,105
1,000	First Industrial Realty Trust, Inc.	30,090
1,678	Forest City Realty Trust, Inc.	42,806
700	Franklin Street Properties Corporation	7,434
1,300	Gaming and Leisure Properties, Inc.	47,957
13,393	General Growth Properties, Inc.	278,173
900	GEO Group, Inc.	24,210
1,260	Gramercy Property Trust	38,115
1,386	H&R Real Estate Investment Trust	23,927
10,000	Hang Lung Properties, Ltd.	23,808
3,200	HCP, Inc.	89,056
1,150	Healthcare Realty Trust, Inc.	37,191
1,550	Healthcare Trust of America, Inc.	46,190
1,000	Highwoods Properties, Inc.	52,090
1,200	Hospitality Properties Trust	34,188
5,270	Host Hotels & Resorts, Inc.	97,442
1,250	Hudson Pacific Properties, Inc.	41,912
18,000	Hysan Development Company, Ltd.	84,925
950	Invitation Homes, Inc.	21,518
1,600	Iron Mountain, Inc.	62,240

Shares	Common Stock (64.8%)	Value
Real Estate (9.3%) - continued
955	JBG SMITH Properties[e]	$32,671
700	Kilroy Realty Corporation	49,784
2,800	Kimco Realty Corporation	54,740
400	Kite Realty Group Trust	8,100
467	Lamar Advertising Company	32,004
700	LaSalle Hotel Properties	20,314
1,000	Liberty Property Trust	41,060
313	Life Storage, Inc.	25,607
925	Macerich Company	50,847
600	Mack-Cali Realty Corporation	14,226
2,400	Medical Properties Trust, Inc.	31,512
100	MGM Growth Properties, LLC	3,021
734	Mid-America Apartment Communities, Inc.	78,450
400	National Health Investors, Inc.	30,916
1,400	National Retail Properties, Inc.	58,324
201	National Storage Affiliates Trust	4,872
92	NexPoint Residential Trust, Inc.	2,183
1,000	Omega Healthcare Investors, Inc.	31,910
800	Outfront Media, Inc.	20,144
353	Paramount Group, Inc.	5,648
747	Park Hotels & Resorts, Inc.	20,587
400	Pebblebrook Hotel Trust	14,456
2,300	Physicians Realty Trust	40,779
300	Piedmont Office Realty Trust, Inc.	6,048
5,695	Prologis, Inc.	361,405
1,368	Public Storage, Inc.	292,738
339	QTS Realty Trust, Inc.	17,750
620	Quality Care Properties, Inc.[e]	9,610
500	Ramco-Gershenson Properties Trust	6,505
1,797	Realty Income Corporation	102,770
1,270	Regency Centers Corporation	78,791
650	Retail Opportunity Investments Corporation	12,356
1,300	Retail Properties of America, Inc.	17,069
1,538	RLJ Lodging Trust	33,836
5,000	Road King Infrastructure, Ltd.	8,078
300	Ryman Hospitality Properties	18,747
1,501	Sabra Health Care REIT, Inc.	32,932
1,223	Senior Housing Property Trust	23,910
3,049	Simon Property Group, Inc.	490,919
700	SL Green Realty Corporation	70,924
3,100	Spirit Realty Capital, Inc.	26,567
300	STAG Industrial, Inc.	8,241
27,322	Stockland	92,269
1,495	Store Capital Corporation	37,181
1,308	Summit Hotel Properties, Inc.	20,915
600	Sun Communities, Inc.	51,408
4,000	Sun Hung Kai Properties, Ltd.	65,161
1,521	Sunstone Hotel Investors, Inc.	24,442
2,000	Swire Pacific, Ltd.	19,471
1,140	TAG Immobilien AG	19,177
638	Tanger Factory Outlet Centers, Inc.	15,580
450	Taubman Centers, Inc.	22,365
1,900	UDR, Inc.	72,257
600	Urban Edge Properties	14,472
200	Urstadt Biddle Properties, Inc.	4,340
2,450	Ventas, Inc.	159,568
6,842	VEREIT, Inc.	56,720
1,910	Vornado Realty Trust	146,841
700	Washington Prime Group, Inc.	5,831
200	Washington REIT	6,552
800	Weingarten Realty Investors	25,392
2,549	Welltower, Inc.	179,144
13,200	Wing Tai Holdings, Ltd.	21,042
450	WP Carey, Inc.	30,325

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (64.8%)	Value
Real Estate (9.3%) - continued
700	Xenia Hotels & Resorts, Inc.	$14,735

	Total	7,933,745

Telecommunications Services (1.3%)
1,420	Freenet AG	47,522
40,101	KCOM Group plc	53,198
3,800	Nippon Telegraph & Telephone Corporation	174,119
18,700	NTT DOCOMO, Inc.	427,422
1,483	Proximus SA	51,124
5,034	TDC AS	29,522
4,400	Telefonica Deutschland Holding AG	24,726
12,720	Telenor ASA	269,468

	Total	1,077,101

Utilities (0.9%)
864	Canadian Utilities, Ltd.	26,832
5,500	Chubu Electric Power Company, Inc.	68,353
300	Electric Power Development Company, Ltd.	7,536
13,796	Electricidade de Portugal SA	52,020
134	Elia System Operator SA	7,763
8,347	MDU Resources Group, Inc.	216,605
4,711	New Jersey Resources Corporation	198,569
9,000	Osaka Gas Company, Ltd.	167,278
9,378	Redes Energeticas Nacionais SGPS SA	30,562
694	Verbund AG	16,368

	Total	791,886

	Total Common Stock (cost $48,315,305)	55,017,669

Principal Amount	Long-Term Fixed Income (16.8%)	Value
Asset-Backed Securities (0.1%)
	Earnest Student Loan Program, LLC
$84,112	2.680%, 7/25/2035, Ser. 2016-C, Class A2[f]	83,962
	SoFi Consumer Loan Program, LLC
36,738	3.280%, 1/26/2026, Ser. 2017-1, Class Af	37,221

	Total	121,183

Basic Materials (0.3%)
	Alcoa Nederland Holding BV
15,000	6.750%, 9/30/2024[f]	16,613
	Anglo American Capital plc
12,000	4.125%, 9/27/2022[f]	12,465
	ArcelorMittal SA
45,000	6.000%, 3/1/2021	49,388
	Dow Chemical Company
8,000	8.550%, 5/15/2019	8,834
	EI du Pont de Nemours & Company
12,000	2.200%, 5/1/2020	12,075
	First Quantum Minerals, Ltd.
60,000	7.000%, 2/15/2021[f]	61,725
	FMG Resources Property, Ltd.
30,000	5.125%, 5/15/2024[f]	30,450
	Kinross Gold Corporation
6,000	5.125%, 9/1/2021	6,435
	LyondellBasell Industries NV
8,000	5.000%, 4/15/2019	8,300
	RPM International, Inc., Convertible
8,000	2.250%, 12/15/2020	9,220

Principal Amount	Long-Term Fixed Income (16.8%)	Value
Basic Materials (0.3%) - continued
	Sherwin-Williams Company
$12,000	2.250%, 5/15/2020	$12,045
	Vale Overseas, Ltd.
6,000	5.875%, 6/10/2021	6,608
	Xstrata Finance Canada, Ltd.
9,000	4.950%, 11/15/2021[f]	9,719

	Total	243,877

Capital Goods (0.5%)
	AECOM
55,000	5.875%, 10/15/2024	60,924
	Ashtead Capital, Inc.
20,000	4.125%, 8/15/2025[f]	20,600
	Bombardier, Inc.
25,000	7.500%, 3/15/2025[f]	24,938
	Building Materials Corporation of America
55,000	6.000%, 10/15/2025[f]	60,003
	Cemex SAB de CV
60,000	5.700%, 1/11/2025[f]	63,960
	Cintas Corporation No. 2
9,000	2.900%, 4/1/2022	9,166
	Crown Americas Capital Corporation IV
45,000	4.500%, 1/15/2023	47,362
	General Electric Company
16,000	5.000%, 1/21/2021[g]	16,923
	Lockheed Martin Corporation
10,000	2.500%, 11/23/2020	10,147
	Reynolds Group Issuer, Inc.
60,000	5.125%, 7/15/2023[f]	62,616
	Rockwell Collins, Inc.
9,000	1.950%, 7/15/2019	8,999
	Roper Industries, Inc.
9,000	2.050%, 10/1/2018	9,021
	United Rentals North America, Inc.
60,000	5.500%, 7/15/2025	64,422

	Total	459,081

Collateralized Mortgage Obligations (1.7%)
	Alternative Loan Trust
109,204	5.500%, 10/25/2035, Ser. 2005-47CB, Class A7	93,481
	Angel Oak Mortgage Trust
8,480	4.500%, 11/25/2045, Ser. 2015-1, Class A*,h	8,469
	Banc of America Alternative Loan Trust
38,017	6.000%, 11/25/2035, Ser. 2005-10, Class 3CB1	33,596
	CHL Mortgage Pass-Through Trust
62,292	3.364%, 1/25/2036, Ser. 2005-31, Class 4A2	56,532
	Citigroup Mortgage Loan Trust, Inc.
16,008	3.678%, 3/25/2037, Ser. 2007-AR4, Class 2A1A	13,384
	CitiMortgage Alternative Loan Trust
65,306	5.750%, 4/25/2037, Ser. 2007-A4, Class 1A5	57,618
	Countrywide Alternative Loan Trust
62,040	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	42,514

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (16.8%)	Value
Collateralized Mortgage Obligations (1.7%) - continued
	Countrywide Home Loan Mortgage Pass Through Trust
$90,629	3.252%, 11/25/2035, Ser. 2005-22, Class 2A1	$80,452
	Credit Suisse First Boston Mortgage Securities Corporation
34,216	5.250%, 10/25/2035, Ser. 2005-9, Class 1A3	33,286
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
39,851	5.500%, 11/25/2035, Ser. 2005-5, Class 1A4	40,746
	J.P. Morgan Alternative Loan Trust
111,068	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	99,769
	J.P. Morgan Mortgage Trust
54,443	3.224%, 6/25/2035, Ser. 2005-A3, Class 3A4	54,551
41,616	3.337%, 6/25/2035, Ser. 2005-A3, Class 4A1	42,022
39,817	3.583%, 8/25/2035, Ser. 2005-A5, Class 1A2	39,667
56,846	3.393%, 1/25/2037, Ser. 2006-A7, Class 2A2	56,893
	Mill City Mortgage Loan Trust
89,062	2.750%, 11/25/2058, Ser. 2017-1, Class A1[f]	89,549
	MortgageIT Trust
47,487	1.497%, (LIBOR 1M + 0.260%), 12/25/2035, Ser. 2005-5, Class A1[i]	47,426
	New York Mortgage Trust
54,733	3.616%, 5/25/2036, Ser. 2006-1, Class 2A3	53,472
	Residential Accredit Loans, Inc. Trust
51,014	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	49,809
	Residential Funding Mortgage Security I Trust
45,162	5.750%, 2/25/2036, Ser. 2006-S2, Class A1	42,951
55,237	6.000%, 7/25/2037, Ser. 2007-S7, Class A20	52,105
	Sequoia Mortgage Trust
31,992	3.559%, 9/20/2046, Ser. 2007-1, Class 4A1	26,643
	Structured Adjustable Rate Mortgage Loan Trust
65,190	3.679%, 9/25/2035, Ser. 2005-18, Class 1A1	53,131
	Structured Asset Mortgage Investments, Inc.
108,365	1.547%, (LIBOR 1M + 0.310%), 12/25/2035, Ser. 2005-AR4, Class A1[i]	96,133
	WaMu Mortgage Pass Through Certificates
94,674	1.629%, (12 MTA + 0.740%), 1/25/2047, Ser. 2006-AR19, Class 1Ai	80,667
	Wells Fargo Mortgage Backed Securities Trust
29,787	5.500%, 11/25/2021, Ser. 2006-17, Class A1	28,950

Principal Amount	Long-Term Fixed Income (16.8%)	Value
Collateralized Mortgage Obligations (1.7%) - continued
$38,752	3.177%, 3/25/2036, Ser. 2006-AR2, Class 2A1	$39,163
36,521	3.328%, 7/25/2036, Ser. 2006-AR10, Class 2A1	36,228
28,260	6.000%, 7/25/2037, Ser. 2007-8, Class 1A16	28,419

	Total	1,477,626

Communications Services (0.7%)
	America Movil SAB de CV
8,000	5.000%, 10/16/2019	8,471
	American Tower Corporation
10,000	2.800%, 6/1/2020	10,150
	AT&T, Inc.
8,000	5.875%, 10/1/2019	8,594
6,000	5.200%, 3/15/2020	6,429
10,000	2.263%, (LIBOR 3M + 0.930%), 6/30/2020[i]	10,135
15,000	2.800%, 2/17/2021	15,175
16,000	2.850%, 2/14/2023	15,921
	British Sky Broadcasting Group plc
14,000	2.625%, 9/16/2019[f]	14,094
	CCOH Safari, LLC
60,000	5.750%, 2/15/2026[f]	63,000
	CenturyLink, Inc.
30,000	6.450%, 6/15/2021	31,216
	Charter Communications Operating, LLC
15,000	3.579%, 7/23/2020	15,396
5,000	4.464%, 7/23/2022	5,280
	Clear Channel Worldwide Holdings, Inc.
50,000	6.500%, 11/15/2022	51,500
	Comcast Corporation
12,000	1.625%, 1/15/2022	11,693
	Crown Castle International Corporation
5,000	3.400%, 2/15/2021	5,147
	CSC Holdings, LLC
5,000	5.500%, 4/15/2027[f]	5,200
	Digicel, Ltd.
53,677	6.000%, 4/15/2021*	52,396
	DISH Network Corporation
6,000	3.375%, 8/15/2026	6,712
	Moody’s Corporation
6,000	2.750%, 12/15/2021	6,046
	Neptune Finco Corporation
35,000	10.875%, 10/15/2025[f]	43,269
	Orange SA
10,000	1.625%, 11/3/2019	9,930
	SFR Group SA
50,000	6.000%, 5/15/2022[f]	52,250
	Sprint Corporation
60,000	7.625%, 2/15/2025	69,000
	Telefonica Emisiones SAU
9,000	3.192%, 4/27/2018	9,073
	Time Warner, Inc.
5,000	4.875%, 3/15/2020	5,321
	Verizon Communications, Inc.
12,000	4.500%, 9/15/2020	12,877
17,000	2.946%, 3/15/2022	17,284

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (16.8%)	Value
Communications Services (0.7%) - continued
	Viacom, Inc.
$12,000	4.250%, 9/1/2023	$12,327

	Total	573,886

Consumer Cyclical (0.9%)
	Allison Transmission, Inc.
50,000	5.000%, 10/1/2024[f]	51,893
	American Honda Finance Corporation
9,000	2.000%, 2/14/2020	9,014
	Brookfield Residential Properties, Inc.
60,000	6.125%, 7/1/2022[f]	62,700
	Cinemark USA, Inc.
28,000	4.875%, 6/1/2023	28,280
	CVS Health Corporation
6,000	2.750%, 12/1/2022	6,012
	Ford Motor Credit Company, LLC
12,000	2.262%, 3/28/2019	12,041
14,000	2.597%, 11/4/2019	14,117
9,000	3.336%, 3/18/2021	9,202
	General Motors Financial Company, Inc.
10,000	3.150%, 1/15/2020	10,173
9,000	2.650%, 4/13/2020	9,070
9,000	4.375%, 9/25/2021	9,539
5,000	3.150%, 6/30/2022	5,038
	Home Depot, Inc.
10,000	2.625%, 6/1/2022	10,156
	Hyundai Capital America
6,000	2.550%, 4/3/2020[f]	5,989
6,000	2.750%, 9/18/2020[f]	5,994
	KB Home
22,000	4.750%, 5/15/2019	22,632
	L Brands, Inc.
30,000	6.625%, 4/1/2021	33,000
	Lennar Corporation
60,000	4.750%, 11/15/2022	63,450
	Live Nation Entertainment, Inc.
60,000	5.375%, 6/15/2022[f]	62,400
	McDonald’s Corporation
12,000	2.625%, 1/15/2022	12,083
	MGM Resorts International
60,000	6.000%, 3/15/2023	66,150
	New Red Finance, Inc.
35,000	4.250%, 5/15/2024[f]	35,131
	Newell Rubbermaid, Inc.
10,000	3.150%, 4/1/2021	10,228
	Nissan Motor Acceptance Corporation
9,000	2.000%, 3/8/2019[f]	9,006
	Prime Security Services Borrower, LLC
40,000	9.250%, 5/15/2023[f]	44,142
	Ralph Lauren Corporation
10,000	2.625%, 8/18/2020	10,133
	Toll Brothers Finance Corporation
16,000	4.000%, 12/31/2018	16,260
	Visa, Inc.
10,000	2.200%, 12/14/2020	10,095
	Volkswagen Group of America Finance, LLC
8,000	2.450%, 11/20/2019[f]	8,059
	West Corporation
25,000	5.375%, 7/15/2022[f]	25,250

Principal Amount	Long-Term Fixed Income (16.8%)	Value
Consumer Cyclical (0.9%) - continued
	Yum! Brands, Inc.
$60,000	5.000%, 6/1/2024[f]	$63,225

	Total	740,462

Consumer Non-Cyclical (0.8%)
	Abbott Laboratories
12,000	2.550%, 3/15/2022	12,003
9,000	3.400%, 11/30/2023	9,264
	AbbVie, Inc.
12,000	2.500%, 5/14/2020	12,142
6,000	2.900%, 11/6/2022	6,083
	Albertsons Companies, LLC
35,000	6.625%, 6/15/2024	32,594
	Amgen, Inc.
11,000	2.650%, 5/11/2022	11,087
	Anheuser-Busch InBev Finance, Inc.
15,000	2.571%, (LIBOR 3M + 1.260%), 2/1/2021[i]	15,503
10,000	2.650%, 2/1/2021	10,160
6,000	3.300%, 2/1/2023	6,219
	Anheuser-Busch InBev Worldwide, Inc.
9,000	6.500%, 7/15/2018	9,337
	Bayer U.S. Finance, LLC
10,000	2.375%, 10/8/2019[f]	10,057
	Becton, Dickinson and Company
12,000	3.125%, 11/8/2021	12,230
	Boston Scientific Corporation
5,000	6.000%, 1/15/2020	5,427
	Bunge Limited Finance Corporation
10,000	3.500%, 11/24/2020	10,291
	Celgene Corporation
10,000	3.550%, 8/15/2022	10,483
	Cott Beverages, Inc.
55,000	5.375%, 7/1/2022	57,337
	CVS Health Corporation
8,000	2.250%, 12/5/2018	8,035
	Envision Healthcare Corporation
50,000	5.125%, 7/1/2022[f]	51,875
	Express Scripts Holding Company
6,000	4.750%, 11/15/2021	6,508
10,000	3.000%, 7/15/2023	10,028
	Forest Laboratories, LLC
4,000	4.375%, 2/1/2019[f]	4,102
3,000	4.875%, 2/15/2021[f]	3,221
	HCA, Inc.
23,677	4.750%, 5/1/2023	25,068
	JBS USA, LLC
60,000	5.750%, 6/15/2025[f]	59,775
	Kraft Heinz Foods Company
10,000	5.375%, 2/10/2020	10,725
	Laboratory Corporation of America Holdings
5,000	2.625%, 2/1/2020	5,053
	Mead Johnson Nutrition Company
10,000	3.000%, 11/15/2020	10,272
	Medtronic Global Holdings SCA
12,000	1.700%, 3/28/2019	11,993
	Molson Coors Brewing Company
12,000	2.250%, 3/15/2020[f]	11,991
	Mondelez International Holdings Netherlands BV
5,000	2.000%, 10/28/2021[f]	4,906
	Mylan NV
12,000	3.150%, 6/15/2021	12,207

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (16.8%)	Value
Consumer Non-Cyclical (0.8%) - continued
	PepsiCo, Inc.
$12,000	1.832%, (LIBOR 3M + 0.530%), 10/6/2021[i]	$12,163
	Pernod Ricard SA
10,000	5.750%, 4/7/2021[f]	11,087
	Pinnacle Foods, Inc.
50,000	5.875%, 1/15/2024	53,000
	Reynolds American, Inc.
6,000	3.250%, 6/12/2020	6,165
	Shire Acquisitions Investments Ireland Designated Activity Company
10,000	1.900%, 9/23/2019	9,979
12,000	2.400%, 9/23/2021	11,955
	Smithfield Foods, Inc.
9,000	2.700%, 1/31/2020[f]	9,026
	Tenet Healthcare Corporation
45,000	8.125%, 4/1/2022	45,787
	Teva Pharmaceutical Finance Netherlands III BV
10,000	2.200%, 7/21/2021	9,617
	TreeHouse Foods, Inc.
40,000	4.875%, 3/15/2022	41,350
	Valeant Pharmaceuticals International
23,677	7.250%, 7/15/2022[f]	23,085
	Zoetis, Inc.
9,000	3.450%, 11/13/2020	9,303

	Total	708,493

Energy (0.8%)
	Alliance Resource Operating Partners, LP
30,000	7.500%, 5/1/2025[f]	31,125
	Anadarko Petroleum Corporation
9,000	8.700%, 3/15/2019	9,822
	Antero Resources Corporation
40,000	5.125%, 12/1/2022	40,900
	BP Capital Markets plc
6,000	2.315%, 2/13/2020	6,052
	Buckeye Partners, LP
13,000	2.650%, 11/15/2018	13,053
	Cenovus Energy, Inc.
6,000	3.800%, 9/15/2023	6,028
	Concho Resources, Inc.
15,000	4.375%, 1/15/2025	15,787
	Continental Resources, Inc.
6,000	5.000%, 9/15/2022	6,097
	Crestwood Midstream Partners, LP
40,000	6.250%, 4/1/2023	41,250
	Devon Energy Corporation
10,000	3.250%, 5/15/2022	10,115
	Encana Corporation
7,000	3.900%, 11/15/2021	7,212
	Energy Transfer Equity, LP
60,000	5.500%, 6/1/2027	63,150
	Energy Transfer Partners, LP
10,000	4.150%, 10/1/2020	10,442
	EOG Resources, Inc.
10,000	2.625%, 3/15/2023	9,922
	EQT Corporation
8,000	8.125%, 6/1/2019	8,778
	Exxon Mobil Corporation
10,000	1.708%, 3/1/2019	10,008

Principal Amount	Long-Term Fixed Income (16.8%)	Value
Energy (0.8%) - continued
	Kinder Morgan Energy Partners, LP
$12,000	3.450%, 2/15/2023	$12,130
	Marathon Oil Corporation
6,000	2.700%, 6/1/2020	5,999
	Marathon Petroleum Corporation
10,000	3.400%, 12/15/2020	10,318
	MEG Energy Corporation
30,000	6.375%, 1/30/2023[f]	26,175
	MPLX, LP
9,000	4.500%, 7/15/2023	9,572
	ONEOK, Inc.
9,000	7.500%, 9/1/2023	10,771
	PBF Holding Company, LLC
25,000	7.250%, 6/15/2025[f]	25,562
	Petrobras Global Finance BV
29,000	8.375%, 5/23/2021	33,542
12,000	7.375%, 1/17/2027	13,212
	Petroleos Mexicanos
10,000	6.375%, 2/4/2021	10,955
12,000	6.500%, 3/13/2027[f]	13,323
	Regency Energy Partners, LP
45,000	5.000%, 10/1/2022	48,591
	Sabine Pass Liquefaction, LLC
6,000	6.250%, 3/15/2022	6,747
6,000	5.625%, 4/15/2023	6,648
60,000	5.625%, 3/1/2025	66,167
	Schlumberger Holdings Corporation
10,000	3.000%, 12/21/2020[f]	10,239
	Sunoco Logistics Partners Operations, LP
10,000	4.400%, 4/1/2021	10,548
	Tesoro Corporation
35,000	4.750%, 12/15/2023[f]	37,755
	Whiting Petroleum Corporation, Convertible
20,000	1.250%, 4/1/2020	17,825
	Williams Partners, LP
12,000	4.000%, 11/15/2021	12,526

	Total	678,346

Financials (2.0%)
	ACE INA Holdings, Inc.
10,000	2.875%, 11/3/2022	10,182
	Air Lease Corporation
5,000	2.625%, 9/4/2018	5,040
	Ally Financial, Inc.
40,000	4.750%, 9/10/2018	40,884
	American Express Credit Corporation
6,000	1.641%, (LIBOR 3M + 0.330%), 5/3/2019[i]	6,015
6,000	2.200%, 3/3/2020	6,034
5,000	2.369%, (LIBOR 3M + 1.050%), 9/14/2020[i]	5,086
	Bank of America Corporation
6,000	2.369%, 7/21/2021	5,999
12,000	5.700%, 1/24/2022	13,494
	Bank of Montreal
7,000	1.500%, 7/18/2019	6,955
	Bank of New York Mellon Corporation
12,000	2.600%, 2/7/2022	12,116
	Bank of Nova Scotia
9,000	2.700%, 3/7/2022	9,087
	Barclays plc
12,000	3.200%, 8/10/2021	12,184

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (16.8%)	Value
Financials (2.0%) - continued
	BB&T Corporation
$13,000	2.050%, 6/19/2018	$13,036
	Bear Stearns Companies, LLC
15,000	6.400%, 10/2/2017	15,000
	Blackstone Mortgage Trust, Inc., Convertible
50,000	5.250%, 12/1/2018	57,094
	Capital One Financial Corporation
5,000	2.500%, 5/12/2020	5,022
18,000	3.050%, 3/9/2022	18,201
	Citigroup, Inc.
12,000	2.450%, 1/10/2020	12,086
12,000	2.650%, 10/26/2020	12,121
21,000	2.350%, 8/2/2021	20,885
6,000	2.750%, 4/25/2022	6,014
	CNA Financial Corporation
10,000	5.750%, 8/15/2021	11,094
	Commonwealth Bank of Australia
12,000	2.250%, 3/10/2020[f]	12,058
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
12,000	3.950%, 11/9/2022	12,590
	Credit Agricole SA
6,000	3.375%, 1/10/2022[f]	6,137
	Credit Suisse Group Funding Guernsey, Ltd.
18,000	3.800%, 9/15/2022	18,679
	Credit Suisse Group Funding, Ltd.
12,000	3.125%, 12/10/2020	12,238
	DDR Corporation
9,000	3.500%, 1/15/2021	9,132
	Deutsche Bank AG
18,000	4.250%, 10/14/2021	18,860
	Discover Bank
3,000	8.700%, 11/18/2019	3,352
	Fifth Third Bancorp
5,000	2.600%, 6/15/2022	4,995
	Goldman Sachs Group, Inc.
9,000	7.500%, 2/15/2019	9,665
12,000	5.375%, 5/10/2020[g]	12,433
9,000	2.600%, 12/27/2020	9,067
12,000	5.250%, 7/27/2021	13,183
10,000	2.485%, (LIBOR 3M + 1.170%), 11/15/2021[i]	10,137
12,000	3.000%, 4/26/2022	12,132
	Goldman Sachs Group, Inc., Convertible
375,000	0.500%, 9/24/2022[d]	509,107
	Hartford Financial Services Group, Inc.
14,000	6.000%, 1/15/2019	14,711
	HCP, Inc.
9,000	3.750%, 2/1/2019	9,164
	Hospitality Properties Trust
10,000	4.250%, 2/15/2021	10,415
	HSBC Holdings plc
18,000	3.400%, 3/8/2021	18,556
12,000	6.875%, 6/1/2021[g]	13,065
	Huntington Bancshares, Inc.
10,000	3.150%, 3/14/2021	10,251
	Icahn Enterprises, LP
25,000	6.000%, 8/1/2020	25,799
15,000	6.750%, 2/1/2024	15,825

Principal Amount	Long-Term Fixed Income (16.8%)	Value
Financials (2.0%) - continued
	ING Capital Funding Trust III
$8,000	4.896%, (LIBOR 3M + 3.600%), 9/30/2017[g,i]	$8,000
	International Lease Finance Corporation
12,000	4.625%, 4/15/2021	12,747
12,000	5.875%, 8/15/2022	13,433
	Intesa Sanpaolo SPA
3,000	3.875%, 1/16/2018	3,017
	J.P. Morgan Chase & Company
6,000	6.300%, 4/23/2019	6,402
5,000	2.250%, 1/23/2020	5,026
9,000	1.996%, (LIBOR 3M + 0.680%), 6/1/2021[i]	9,046
9,000	2.776%, 4/25/2023	9,046
13,000	2.543%, (LIBOR 3M + 1.230%), 10/24/2023[i]	13,286
	KeyCorp
9,000	2.300%, 12/13/2018	9,048
	Liberty Mutual Group, Inc.
3,000	5.000%, 6/1/2021[f]	3,249
	Lincoln National Corporation
7,000	6.250%, 2/15/2020	7,639
	MetLife, Inc.
14,000	1.903%, 12/15/2017	14,012
	Mitsubishi UFJ Financial Group, Inc.
6,000	2.998%, 2/22/2022	6,081
	Morgan Stanley
5,000	2.457%, (LIBOR 3M + 1.140%), 1/27/2020[i]	5,077
12,000	2.800%, 6/16/2020	12,198
11,000	5.500%, 7/28/2021	12,199
12,000	2.487%, (LIBOR 3M + 1.180%), 1/20/2022[i]	12,169
6,000	2.750%, 5/19/2022	6,023
8,000	4.875%, 11/1/2022	8,667
	MPT Operating Partnership, LP
40,000	5.500%, 5/1/2024	41,950
	National City Corporation
6,000	6.875%, 5/15/2019	6,456
	New York Life Global Funding
10,000	1.550%, 11/2/2018[f]	9,990
	Nomura Holdings, Inc.
6,000	2.750%, 3/19/2019	6,053
	Park Aerospace Holdings, Ltd.
45,000	5.500%, 2/15/2024[f]	47,250
	PNC Bank NA
10,000	2.450%, 11/5/2020	10,095
	Quicken Loans, Inc.
60,000	5.750%, 5/1/2025[f]	63,000
	Realty Income Corporation
9,000	5.750%, 1/15/2021	9,864
	Regions Bank
5,000	7.500%, 5/15/2018	5,173
	Regions Financial Corporation
10,000	3.200%, 2/8/2021	10,217
	Reinsurance Group of America, Inc.
8,000	4.700%, 9/15/2023	8,671
	Royal Bank of Canada
12,000	2.125%, 3/2/2020	12,050
	Royal Bank of Scotland Group plc
8,000	8.625%, 8/15/2021[g]	8,870
	Simon Property Group, LP
10,000	2.500%, 9/1/2020	10,120
15,000	2.500%, 7/15/2021	15,078

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (16.8%)	Value
Financials (2.0%) - continued
	Standard Chartered plc
$2,000	2.100%, 8/19/2019[f]	$1,997
	State Street Corporation
10,000	2.217%, (LIBOR 3M + 0.900%), 8/18/2020[i]	10,204
	Sumitomo Mitsui Financial Group, Inc.
12,000	2.934%, 3/9/2021	12,194
6,000	2.784%, 7/12/2022	6,015
	SunTrust Banks, Inc.
10,000	2.900%, 3/3/2021	10,170
	Synchrony Financial
5,000	2.541%, (LIBOR 3M + 1.230%), 2/3/2020[i]	5,050
	Toronto-Dominion Bank
10,000	2.153%, (LIBOR 3M + 0.840%), 1/22/2019[i]	10,088
10,000	2.249%, (LIBOR 3M + 0.930%), 12/14/2020[i]	10,177
	UBS Group Funding Jersey, Ltd.
12,000	3.000%, 4/15/2021[f]	12,162
	UnitedHealth Group, Inc.
10,000	3.350%, 7/15/2022	10,440
	Voya Financial, Inc.
4,000	2.900%, 2/15/2018	4,017
	Wells Fargo & Company
7,000	2.100%, 7/26/2021	6,933
12,000	2.423%, (LIBOR 3M + 1.110%), 1/24/2023[i]	12,207
15,000	2.541%, (LIBOR 3M + 1.230%), 10/31/2023[i]	15,340
	Welltower, Inc.
9,000	4.950%, 1/15/2021	9,656
	Westpac Banking Corporation
15,000	2.166%, (LIBOR 3M + 0.850%), 8/19/2021[i]	15,164

	Total	1,688,196

Foreign Government (3.9%)
	Argentina Government International Bond
63,000	6.875%, 4/22/2021	68,607
40,000	5.625%, 1/26/2022	41,960
77,000	7.500%, 4/22/2026	86,433
34,000	6.875%, 1/26/2027	36,720
73,189	8.280%, 12/31/2033	85,082
24,000	7.125%, 7/6/2036	25,164
60,819	2.500%, 12/31/2038[h]	43,181
29,000	7.625%, 4/22/2046	32,190
	Brazil Government International Bond
61,000	4.875%, 1/22/2021	65,272
85,000	2.625%, 1/5/2023	81,494
29,000	6.000%, 4/7/2026	32,190
42,000	7.125%, 1/20/2037	49,875
48,000	5.000%, 1/27/2045	44,674
20,000	5.625%, 2/21/2047	20,200
	Colombia Government International Bond
40,000	4.375%, 7/12/2021	42,680
34,000	2.625%, 3/15/2023	33,363
40,000	4.000%, 2/26/2024	41,680
20,000	7.375%, 9/18/2037	26,380
47,000	5.625%, 2/26/2044	52,546
48,000	5.000%, 6/15/2045	49,380

Principal Amount	Long-Term Fixed Income (16.8%)	Value
Foreign Government (3.9%) - continued
	Croatia Government International Bond
$8,000	6.750%, 11/5/2019[f]	$8,669
50,000	6.625%, 7/14/2020[f]	55,053
26,000	6.000%, 1/26/2024[f]	29,692
	Hungary Government International Bond
70,000	5.750%, 11/22/2023	81,115
70,000	5.375%, 3/25/2024	80,063
	Indonesia Government International Bond
54,000	4.875%, 5/5/2021[f]	58,200
40,000	3.375%, 4/15/2023[f]	40,668
52,000	5.875%, 1/15/2024[f]	59,611
14,000	4.125%, 1/15/2025[f]	14,693
10,000	4.750%, 1/8/2026[f]	10,903
40,000	8.500%, 10/12/2035[f]	59,328
15,000	6.750%, 1/15/2044[f]	20,039
82,000	5.125%, 1/15/2045[f]	90,604
	Mexico Government International Bond
8,000	5.750%, 10/12/2110	8,576
58,000	4.000%, 10/2/2023	61,318
58,000	3.600%, 1/30/2025	59,450
54,000	4.125%, 1/21/2026	56,889
26,000	4.150%, 3/28/2027	27,327
16,000	6.750%, 9/27/2034	20,976
24,000	6.050%, 1/11/2040	28,800
50,000	4.750%, 3/8/2044	51,525
34,000	5.550%, 1/21/2045	39,083
28,000	4.600%, 1/23/2046	28,280
28,000	4.350%, 1/15/2047	27,230
	Panama Government International Bond
24,000	4.000%, 9/22/2024	25,620
39,000	3.750%, 3/16/2025	40,755
36,000	6.700%, 1/26/2036	47,610
	Peru Government International Bond
19,000	5.625%, 11/18/2050	23,988
42,000	8.750%, 11/21/2033	66,108
	Philippines Government International Bond
31,000	4.000%, 1/15/2021	32,879
32,000	7.750%, 1/14/2031	46,564
21,000	6.375%, 10/23/2034	28,255
17,000	5.000%, 1/13/2037	20,073
34,000	3.950%, 1/20/2040	35,212
	Romania Government International Bond
42,000	4.375%, 8/22/2023[f]	45,028
20,000	4.875%, 1/22/2024[f]	22,054
8,000	6.125%, 1/22/2044[f]	10,162
	Russia Government International Bond
142,000	5.000%, 4/29/2020[f]	150,520
48,000	4.875%, 9/16/2023[f]	52,270
44,440	7.500%, 3/31/2030[f]	52,299
54,000	5.625%, 4/4/2042[f]	59,954
	South Africa Government International Bond
50,000	5.500%, 3/9/2020	53,176
68,000	4.875%, 4/14/2026	68,574
	Turkey Government International Bond
30,000	7.000%, 6/5/2020	32,757

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (16.8%)	Value
Foreign Government (3.9%) - continued
$65,000	5.125%, 3/25/2022	$68,060
40,000	6.250%, 9/26/2022	43,873
50,000	5.750%, 3/22/2024	53,116
70,000	4.250%, 4/14/2026	67,246
13,000	4.875%, 10/9/2026	12,913
50,000	6.875%, 3/17/2036	56,412
32,000	6.750%, 5/30/2040	35,546
32,000	4.875%, 4/16/2043	28,416
49,000	6.625%, 2/17/2045	54,076

	Total	3,310,679

Mortgage-Backed Securities (3.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
250,000	3.000%, 10/1/2032[c]	256,864
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
450,000	4.000%, 10/1/2047[c]	473,660
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
450,000	3.000%, 10/1/2047[c]	451,230
855,000	3.500%, 10/1/2047[c]	881,084
775,000	4.000%, 10/1/2047[c]	815,688
250,000	4.500%, 10/1/2047[c]	268,252

	Total	3,146,778

Technology (0.9%)
	Alliance Data Systems Corporation
25,000	5.375%, 8/1/2022[f]	25,750
	Apple, Inc.
12,000	2.850%, 5/6/2021	12,328
12,000	1.659%, (LIBOR 3M + 0.350%), 5/11/2022[i]	12,074
	Broadcom Corporation
12,000	2.375%, 1/15/2020[f]	12,064
	Diamond 1 Finance Corporation
10,000	3.480%, 6/1/2019[f]	10,191
12,000	5.450%, 6/15/2023[f]	13,161
	Equinix, Inc.
40,000	5.750%, 1/1/2025	43,050
	Fidelity National Information Services, Inc.
6,000	3.625%, 10/15/2020	6,247
15,000	2.250%, 8/15/2021	14,895
	First Data Corporation
40,000	5.375%, 8/15/2023[f]	41,840
	Hewlett Packard Enterprise Company
15,000	3.600%, 10/15/2020	15,545
	Intel Corporation
10,000	3.100%, 7/29/2022	10,398
	Intel Corporation, Convertible
30,000	3.493%, 12/15/2035[h]	42,675
	Iron Mountain, Inc.
23,677	6.000%, 8/15/2023	25,068
	Microchip Technology, Inc., Convertible
60,000	1.625%, 2/15/2027[f]	72,863
	Micron Technology, Inc., Convertible
30,000	2.375%, 5/1/2032	122,888
37,000	3.000%, 11/15/2043	51,129
	Microsoft Corporation
12,000	2.400%, 2/6/2022	12,142

Principal Amount	Long-Term Fixed Income (16.8%)	Value
Technology (0.9%) - continued
	NXP BV
$40,000	3.875%, 9/1/2022[f]	$41,700
	NXP Semiconductors NV, Convertible
60,000	1.000%, 12/1/2019	72,525
	Oracle Corporation
10,000	2.500%, 5/15/2022	10,130
	Sensata Technologies BV
60,000	4.875%, 10/15/2023[f]	63,075
	Texas Instruments, Inc.
10,000	1.750%, 5/1/2020	9,965

	Total	741,703

Transportation (0.1%)
	Air Canada Pass Through Trust
4,274	3.875%, 3/15/2023[f]	4,295
	American Airlines Pass Through Trust
4,377	4.950%, 1/15/2023	4,689
	Avis Budget Car Rental, LLC
20,000	5.125%, 6/1/2022[f]	20,275
	Delta Air Lines, Inc.
4,891	4.950%, 5/23/2019	5,049
9,000	2.875%, 3/13/2020	9,100
	J.B. Hunt Transport Services, Inc.
10,000	3.300%, 8/15/2022	10,246
	United Airlines Pass Through Trust
10,000	3.700%, 12/1/2022	10,325
	United Continental Holdings, Inc.
30,000	4.250%, 10/1/2022	30,225

	Total	94,204

Utilities (0.4%)
	Alabama Power Company
6,000	2.450%, 3/30/2022	6,001
	Ameren Corporation
10,000	2.700%, 11/15/2020	10,130
	Arizona Public Service Company
5,000	2.200%, 1/15/2020	5,019
	Berkshire Hathaway Energy Company
14,000	2.400%, 2/1/2020	14,127
	Calpine Corporation
20,000	5.375%, 1/15/2023	19,478
	Consolidated Edison, Inc.
6,000	2.000%, 3/15/2020	6,002
	Dominion Energy, Inc.
12,000	2.579%, 7/1/2020	12,083
	DTE Energy Company
14,000	2.400%, 12/1/2019	14,076
	Dynegy, Inc.
60,000	7.375%, 11/1/2022	62,700
	Edison International
6,000	2.125%, 4/15/2020	5,999
	Emera U.S. Finance, LP
4,000	2.150%, 6/15/2019	4,001
	Eversource Energy
5,000	1.600%, 1/15/2018	5,000
	Exelon Generation Company, LLC
6,000	5.200%, 10/1/2019	6,363
9,000	2.950%, 1/15/2020	9,158
	Fortis, Inc.
10,000	2.100%, 10/4/2021	9,816
	NextEra Energy Capital Holdings, Inc.
10,000	2.300%, 4/1/2019	10,050
	NiSource Finance Corporation
10,000	5.450%, 9/15/2020	10,887

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (16.8%)	Value
Utilities (0.4%) - continued
	NRG Energy, Inc.
$23,677	6.625%, 3/15/2023	$24,476
	Pacific Gas & Electric Company
8,000	5.625%, 11/30/2017	8,053
	PG&E Corporation
6,000	2.400%, 3/1/2019	6,030
	PPL Capital Funding, Inc.
15,000	3.500%, 12/1/2022	15,567
	PSEG Power, LLC
8,000	3.000%, 6/15/2021	8,144
	Sempra Energy
14,000	6.150%, 6/15/2018	14,424
5,000	2.400%, 3/15/2020	5,018
	Southern California Edison Company
5,000	2.400%, 2/1/2022	5,016
	Southern Company
10,000	1.850%, 7/1/2019	9,994
6,000	2.350%, 7/1/2021	5,965

	Total	313,577

	Total Long-Term Fixed Income (cost $13,759,192)	14,298,091

Shares	Registered Investment Companies (3.6%)	Value
Affiliated Fixed Income Holdings (<0.1%)
100	Thrivent Core Emerging Market Debt Fund	990

	Total	990

Equity Funds/Exchange Traded Funds (2.5%)
2,075	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	27,805
2,354	BlackRock Resources & Commodities Strategy Trust	20,927
1,025	Guggenheim Multi-Asset Income ETF	22,243
1,350	iShares MSCI EAFE Index Fund	92,448
18,830	Materials Select Sector SPDR Fund	1,069,544
1,647	Powershares S&P SmallCap Information Technology Portfolio	130,278
13,790	Utilities Select Sector SPDR Fund	731,559

	Total	2,094,804

Fixed Income Funds/Exchange Traded Funds (1.1%)
10,797	Aberdeen Asia-Pacific Income Fund, Inc.	55,713
9,014	iShares S&P U.S. Preferred Stock Index Fund	349,833
10,029	MFS Intermediate Income Trust	42,924
17,948	PowerShares Preferred Portfolio	269,758
8,317	Templeton Global Income Fund	56,057
750	Vanguard Short-Term Corporate Bond ETF	60,098
3,915	Western Asset Emerging Markets Debt Fund, Inc.	61,622
6,049	Western Asset High Income Opportunity Fund, Inc.	31,031

	Total	927,036

	Total Registered Investment Companies (cost $2,811,171)	3,022,830

Shares	Preferred Stock (0.4%)	Value
Consumer Staples (0.3%)
200	Bunge, Ltd., Convertible, 4.875%[g]	20,803

Shares	Preferred Stock (0.4%)	Value
Consumer Staples (0.3%) - continued
2,035	Henkel AG & Company KGaA, 1.620%	$277,252

	Total	298,055

Energy (<0.1%)
297	Alpha Natural Resources, Inc., 0.000%[e]	6,831
297	ANR Holdings, Inc., 0.000%[e]	1,841

	Total	8,672

Health Care (0.1%)
85	Allergan plc, Convertible, 5.500%	62,316

	Total	62,316

Industrials (<0.1%)
85	Stanley Black & Decker, Inc., Convertible, 5.375%	9,745

	Total	9,745

	Total Preferred Stock (cost $382,600)	378,788

Shares or Principal Amount	Short-Term Investments (8.7%)[j]	Value
	Federal Home Loan Bank Discount Notes
100,000	1.020%, 10/6/2017[k]	99,989
100,000	1.020%, 10/18/2017[k]	99,956
100,000	1.040%, 12/22/2017[k]	99,766
	Thrivent Core Short-Term Reserve Fund
706,883	1.340%	7,068,836

	Total Short-Term Investments (cost $7,368,528)	7,368,547

	Total Investments (cost $81,442,103) 104.6%	$88,836,968

	Other Assets and Liabilities, Net (4.6%)	(3,907,734)

	Total Net Assets 100.0%	$84,929,234

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the Notes to Financial Statements.
e	Non-income producing security.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 29, 2017, the value of these investments was $2,871,732 or 3.4% of total net assets.
g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 29, 2017

(unaudited)

h	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 29, 2017.
i	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 29, 2017.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Growth and Income Plus Fund as of September 29, 2017 was $60,865 or 0.1% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 29, 2017.

Security	Acquisition Date	Cost
Angel Oak Mortgage Trust, 11/25/2045	3/4/2016	$8,395
Digicel, Ltd., 4/15/2021	8/19/2013	54,183

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 6M	-	ICE Libor USD Rate 6 Month

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 29, 2017, in valuing Growth and Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	683,962	–	618,312	65,650
Capital Goods	665,124	–	545,724	119,400
Communications Services	2,559,333	–	2,424,483	134,850
Consumer Cyclical	1,118,204	–	1,118,204	–
Consumer Non-Cyclical	1,241,121	–	1,241,121	–
Energy	187,915	–	137,415	50,500
Financials	715,951	–	690,889	25,062
Technology	971,435	–	971,435	–
Transportation	342,330	–	270,943	71,387
Utilities	265,668	–	265,668	–
Common Stock
Consumer Discretionary	8,075,402	5,854,715	2,220,687	–
Consumer Staples	3,002,413	1,616,433	1,385,980	–
Energy	3,193,965	1,869,539	1,324,200	226
Financials	7,939,447	4,599,927	3,339,520	–
Health Care	6,110,784	4,579,368	1,531,416	–
Industrials	5,825,637	3,411,675	2,413,962	–
Information Technology	9,041,262	8,428,214	613,048	–
Materials	2,026,027	613,196	1,412,831	–
Real Estate	7,933,745	7,335,638	598,107	–
Telecommunications Services	1,077,101	–	1,077,101	–
Utilities	791,886	415,174	376,712	–
Long-Term Fixed Income
Asset-Backed Securities	121,183	–	121,183	–
Basic Materials	243,877	–	243,877	–
Capital Goods	459,081	–	459,081	–
Collateralized Mortgage Obligations	1,477,626	–	1,477,626	–
Communications Services	573,886	–	573,886	–
Consumer Cyclical	740,462	–	740,462	–
Consumer Non-Cyclical	708,493	–	708,493	–
Energy	678,346	–	678,346	–
Financials	1,688,196	–	1,179,089	509,107
Foreign Government	3,310,679	–	3,310,679	–
Mortgage-Backed Securities	3,146,778	–	3,146,778	–
Technology	741,703	–	741,703	–
Transportation	94,204	–	94,204	–
Utilities	313,577	–	313,577	–
Registered Investment Companies
Equity Funds/Exchange Traded Funds	2,094,804	2,094,804	–	–
Fixed Income Funds/Exchange Traded Funds	927,036	927,036	–	–
Affiliated Fixed Income Holdings	990	990	–	–
Preferred Stock
Consumer Staples	298,055	20,803	277,252	–
Energy	8,672	–	8,672	–
Health Care	62,316	62,316	–	–
Industrials	9,745	9,745	–	–
Short-Term Investments	299,711	–	299,711	–
Subtotal Investments in Securities	$81,768,132	$41,839,573	$38,952,377	$976,182

Other Investments *	Total
Short-Term Investments	7,068,836
Subtotal Other Investments	$7,068,836

Total Investments at Value	$88,836,968

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	24,128	24,128	–	–
Total Asset Derivatives	$24,128	$24,128	$–	$–

Liability Derivatives
Futures Contracts	79,432	79,432	–	–
Total Liability Derivatives	$79,432	$79,432	$–	$–

There were no significant transfers between Levels during the period ended September 29, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Growth and Income Plus Fund’s futures contracts held as of September 29, 2017. Investments and/or cash totaling $299,711 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 5-Yr. U.S. Treasury Bond Future	7	December 2017	$830,451	$822,500	($7,951)
CME Ultra Long Term U.S. Treasury Bond	2	December 2017	336,335	330,250	(6,085)
S&P 500 Index Mini-Futures	8	December 2017	988,103	1,006,440	18,337
Total Futures Long Contracts					$4,301
CBOT 2-Yr. U.S. Treasury Note	(6)	December 2017	($1,297,950)	($1,294,218)	$3,732
S&P 500 Index Futures	(5)	December 2017	(3,079,729)	(3,145,125)	(65,396)
Ultra 10-Yr. U.S. Treasury Note	(1)	December 2017	(136,387)	(134,328)	2,059
Total Futures Short Contracts					($59,605)
Total Futures Contracts					($55,304)

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
S&P	-	Standard & Poor’s

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Short-Term Reserve Fund is established for the sole use of affiliated funds.

A summary of transactions (in thousands) for the fiscal year to date, in Growth and Income Plus Fund, is as follows:

Fund	Value 12/31/2016	Gross Purchases	Gross Sales	Gain/ (Loss)	Unrealized Appreciation/ (Depreciation)	Shares Held at 9/29/2017	Value 9/29/2017	Income Earned 1/1/2017 - 9/29/2017
Core Short-Term Reserve	$5,587	$23,215	$21,733	$–	$–	707	$7,069	$47
Core Emerging Market Debt	–	1	–	–	–	–	1	–
Total Value and Income Earned	$5,587			$–	$–		$7,070	$47

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Bank Loans (13.7%)[a]	Value
Basic Materials (0.9%)
	Arch Coal, Inc., Term Loan
$720,000	0.000%, (LIBOR 3M + 3.250%), 3/7/2024[b,c]	$722,023
	Big River Steel, LLC, Term Loan
740,000	6.333%, (LIBOR 3M + 5.000%), 8/15/2023[d]	747,400
	Chemours Company, Term Loan
681,846	3.740%, (LIBOR 1M + 2.500%), 5/12/2022	685,256
	Contura Energy, Inc., Term Loan
1,270,700	6.280%, (LIBOR 2M + 5.000%), 3/17/2024	1,250,051
	Ineos Finance, LLC, Term Loan
1,671,181	3.985%, (LIBOR 1M + 2.750%), 3/31/2022	1,681,977
	Peabody Energy Corporation, Term Loan
1,159,050	4.735%, (LIBOR 1M + 3.500%), 3/31/2022	1,164,127
	Tronox Finance, LLC, Term Loan
1,645,000	0.000%, (LIBOR 3M + 3.000%), 9/14/2024[b,c]	1,650,823

	Total	7,901,657

Capital Goods (0.9%)
	Advanced Disposal Services, Inc., Term Loan
804,819	3.947%, (LIBOR 1W + 2.750%), 11/10/2023	809,511
	Berry Plastics Corporation, Term Loan
1,376,906	3.485%, (LIBOR 1M + 2.250%), 2/8/2020	1,380,968
580,000	3.485%, (LIBOR 1M + 2.250%), 1/6/2021	581,595
463,835	3.485%, (LIBOR 1M + 2.250%), 1/19/2024	464,094
	Cortes NP Intermediate Holding II Corporation, Term Loan
2,455,000	5.239%, (LIBOR 1M + 4.000%), 11/30/2023	2,472,381
	Reynolds Group Holdings, Inc., Term Loan
603,911	3.985%, (LIBOR 1M + 2.750%), 2/5/2023	606,086
	Sterigenics-Nordion Holdings, LLC, Term Loan
1,103,455	4.235%, (LIBOR 1M + 3.000%), 5/15/2022[d]	1,103,455

	Total	7,418,090

Communications Services (4.3%)
	Altice Financing SA, Term Loan
653,362	4.054%, (LIBOR 3M + 2.750%), 7/15/2025	653,774
	Altice US Finance I Corporation, Term Loan
817,950	3.485%, (LIBOR 1M + 2.250%), 7/14/2025	813,656
	Atlantic Broadband Penn, LLC, Term Loan
685,552	3.739%, (LIBOR 1M + 2.500%), 11/30/2019	680,698

Principal Amount	Bank Loans (13.7%)[a]	Value
Communications Services (4.3%) - continued
	Beasley Broadcast Group, Inc., Term Loan
$586,868	7.238%, (LIBOR 1M + 6.000%), 11/1/2023	$592,737
	Birch Communication Inc., Term Loan
927,753	8.550%, (LIBOR 3M + 7.250%), 7/18/2020	772,354
	CBS Radio, Inc., Term Loan
462,553	4.737%, (LIBOR 1M + 3.500%), 10/17/2023	465,735
	Cengage Learning Acquisitions, Term Loan
1,596,164	5.485%, (LIBOR 1M + 4.250%), 6/7/2023	1,468,183
	CenturyLink, Inc., Term Loan
1,530,000	2.750%, (LIBOR 1M + 2.750%), 1/31/2025[b,c]	1,481,805
	Charter Communications Operating, LLC, Term Loan
669,754	3.240%, (LIBOR 1M + 2.000%), 7/1/2020	671,743
664,793	3.240%, (LIBOR 1M + 2.000%), 1/3/2021	666,362
	Cincinnati Bell, Inc., Term Loan
590,300	4.237%, (LIBOR 3M + 3.000%), 9/10/2020	590,548
	Coral-US Co-Borrower, LLC, Term Loan
3,111,000	4.735%, (LIBOR 1M + 3.500%), 11/19/2024	3,076,001
	CSC Holdings, LLC, Term Loan
1,092,262	3.484%, (LIBOR 1M + 2.250%), 7/17/2025	1,085,239
	Frontier Communications Corporation, Term Loan
1,366,575	4.990%, (LIBOR 1M + 3.750%), 6/1/2024	1,295,691
	Gray Television, Inc., Term Loan
645,125	3.737%, (LIBOR 1M + 2.500%), 2/7/2024	647,544
	Hargray Merger Subsidiary Corporation, Term Loan
523,688	4.235%, (LIBOR 1M + 3.000%), 3/24/2024	525,217
	Intelsat Jackson Holdings SA, Term Loan
453,775	4.071%, (LIBOR 3M + 2.750%), 6/30/2019	452,119
	Level 3 Financing, Inc., Term Loan
2,045,000	3.486%, (LIBOR 1M + 2.250%), 2/22/2024	2,043,405
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
1,640,000	4.804%, (LIBOR 3M + 3.500%), 1/7/2022[d]	1,525,200
325,000	8.054%, (LIBOR 3M + 6.750%), 7/7/2023[d]	319,312
	LTS Buyer, LLC, Term Loan
1,529,703	4.485%, (LIBOR 1M + 3.250%), 4/13/2020	1,530,667
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,347,937	5.235%, (LIBOR 1M + 4.000%), 5/4/2022	1,322,178

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Bank Loans (13.7%)[a]	Value
Communications Services (4.3%) - continued
	Mediacom Illinois, LLC, Term Loan
$587,050	3.450%, (LIBOR 1W + 2.250%), 2/15/2024	$587,537
	NEP/NCP Holdco, Inc., Term Loan
1,626,720	4.485%, (LIBOR 1M + 3.250%), 7/21/2022	1,621,970
	New LightSquared, Term Loan
362,697	20.134%, PIK 9.97%, (LIBOR 3M + 8.750%), 12/7/2020[e]	339,303
	Raycom TV Broadcasting, LLC, Term Loan
1,025,000	3.987%, (LIBOR 1M + 2.750%), 8/18/2024[d]	1,030,125
	SBA Senior Finance II, LLC, Term Loan
1,064,250	3.490%, (LIBOR 1M + 2.250%), 3/24/2021	1,066,645
107,525	3.490%, (LIBOR 1M + 2.250%), 6/10/2022	107,673
	SFR Group SA, Term Loan
593,513	4.061%, (LIBOR 3M + 2.750%), 6/22/2025	590,397
	Sprint Communications, Inc., Term Loan
2,437,750	3.750%, (LIBOR 1M + 2.500%), 2/2/2024	2,439,286
	TNS, Inc., Term Loan
1,565,041	5.240%, (LIBOR 1M + 4.000%), 2/15/2020[b,c]	1,567,482
	Univision Communications, Inc., Term Loan
1,399,266	3.985%, (LIBOR 1M + 2.750%), 3/15/2024	1,386,155
	Virgin Media Bristol, LLC, Term Loan
600,000	3.984%, (LIBOR 1M + 2.750%), 1/31/2025	602,028
	WideOpenWest Finance, LLC, Term Loan
2,045,000	4.484%, (LIBOR 1M + 3.250%), 8/6/2023	2,039,888

	Total	36,058,657

Consumer Cyclical (1.8%)
	Amaya Holdings BV, Term Loan
1,787,789	4.833%, (LIBOR 3M + 3.500%), 8/1/2021	1,792,259
	Boyd Gaming Corporation, Term Loan
536,376	3.694%, (LIBOR 1W + 2.500%), 9/15/2023	537,851
	Burlington Coat Factory Warehouse Corporation, Term Loan
860,432	3.990%, (LIBOR 1M + 2.750%), 7/29/2021	862,049
	Ceridian HCM Holding, Inc., Term Loan
408,150	4.737%, (LIBOR 1M + 3.500%), 9/15/2020	407,640
	Eldorado Resorts, Inc., Term Loan
386,931	3.563%, (LIBOR 1M + 2.250%), 4/17/2024	386,447
	Four Seasons Hotels, Ltd., Term Loan
691,516	3.735%, (LIBOR 1M + 2.500%), 11/30/2023	696,053

Principal Amount	Bank Loans (13.7%)[a]	Value
Consumer Cyclical (1.8%) - continued
	Golden Entertainment, Inc., Term Loan
$1,865,000	0.000%, (LIBOR 3M + 3.000%), 8/15/2024[b,c]	$1,853,344
290,000	0.000%, (LIBOR 3M + 7.000%), 8/15/2025[b,c,d]	290,000
	Golden Nugget, Inc., Term Loan
1,495,000	0.000%, (LIBOR 3M + 3.250%), 10/4/2023[b,c]	1,502,475
	IMG Worldwide, Inc., Term Loan
400,000	8.490%, (LIBOR 1M + 7.250%), 5/6/2022	404,000
	Michaels Stores, Inc., Term Loan
904,654	3.985%, (LIBOR 1M + 2.750%), 1/28/2023	903,686
	Mohegan Tribal Gaming Authority, Term Loan
1,583,771	5.235%, (LIBOR 1M + 4.000%), 10/13/2023[b,c]	1,597,914
	Scientific Games International, Inc., Term Loan
2,955,000	4.514%, (LIBOR 2M + 3.250%), 8/14/2024	2,957,778
	Seminole Hard Rock Entertainment, Inc., Term Loan
1,146,821	4.083%, (LIBOR 3M + 2.750%), 5/14/2020	1,148,254

	Total	15,339,750

Consumer Non-Cyclical (2.0%)
	Air Medical Group Holdings, Inc., Term Loan
2,788,505	5.237%, (LIBOR 1M + 4.000%), 4/28/2022	2,784,322
290,000	0.000%, (LIBOR 1M + 4.000%), 9/26/2024[b,c]	289,637
	Albertson’s, LLC, Term Loan
1,253,900	4.317%, (LIBOR 3M + 3.000%), 6/22/2023	1,203,744
	CHS/Community Health Systems, Inc., Term Loan
149,369	4.067%, (LIBOR 3M + 2.750%), 12/31/2019	148,420
1,111,078	4.317%, (LIBOR 3M + 3.000%), 1/27/2021	1,103,067
	Endo Luxembourg Finance Company I SARL., Term Loan
897,750	5.500%, (LIBOR 1M + 4.250%), 4/27/2024	905,605
	Grifols Worldwide Operations USA, Inc., Term Loan
1,009,925	3.447%, (LIBOR 1W + 2.250%), 1/23/2025	1,011,460
	Hanesbrands, Inc., Term Loan
367,356	3.735%, (LIBOR 1M + 2.500%), 4/29/2022	369,347
	JBS USA LUX SA, Term Loan
2,049,700	3.804%, (LIBOR 3M + 2.500%), 10/30/2022	2,024,079
	Libbey Glass, Inc., Term Loan
503,914	4.235%, (LIBOR 1M + 3.000%), 4/9/2021	463,601

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Bank Loans (13.7%)[a]	Value
Consumer Non-Cyclical (2.0%) - continued
	MPH Acquisition Holdings, LLC, Term Loan
$1,116,461	4.333%, (LIBOR 3M + 3.000%), 6/7/2023	$1,124,489
	Ortho-Clinical Diagnostics, Inc., Term Loan
1,466,035	5.083%, (LIBOR 3M + 3.750%), 6/30/2021	1,469,554
	Revlon Consumer Products Corporation, Term Loan
412,915	4.735%, (LIBOR 1M + 3.500%), 9/7/2023	369,303
	Valeant Pharmaceuticals International, Inc., Term Loan
3,222,550	5.990%, (LIBOR 1M + 4.750%), 4/1/2022	3,279,267

	Total	16,545,895

Energy (0.3%)
	Houston Fuel Oil Terminal, LLC, Term Loan
1,400,825	4.830%, (LIBOR 3M + 3.500%), 8/19/2021	1,401,707
	MEG Energy Corporation, Term Loan
656,700	4.833%, (LIBOR 3M + 3.500%), 12/31/2023	653,620
	MRC Global US, Inc., Term Loan
530,000	0.000%, (LIBOR 1M + 3.500%), 9/15/2024[b,c,d]	535,300
	Pacific Drilling SA, Term Loan
861,750	4.875%, (LIBOR 3M + 3.500%), 6/3/2018	246,142

	Total	2,836,769

Financials (1.2%)
	ASP AMC Merger Sub, Inc., Term Loan
1,927,542	4.833%, (LIBOR 3M + 3.500%), 4/13/2024	1,900,229
	Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan
1,391,512	3.986%, (LIBOR 1M + 2.750%), 3/20/2022	1,394,115
	Avolon TLB Borrower 1 US, LLC, Term Loan
1,580,000	0.000%, (LIBOR 3M + 2.250%), 4/3/2022[b,c]	1,582,955
	Colorado Buyer, Inc., Term Loan
284,288	4.310%, (LIBOR 3M + 3.000%), 5/1/2024	285,234
175,000	8.570%, (LIBOR 3M + 7.250%), 5/1/2025	177,333
	Delos Finance SARL, Term Loan
640,000	3.333%, (LIBOR 2M + 2.000%), 10/6/2023	643,699
	Digicel International Finance, Ltd., Term Loan
585,000	5.070%, (LIBOR 3M + 3.750%), 5/10/2024	586,462
	DJO Finance, LLC, Term Loan
539,000	4.486%, (LIBOR 1M + 3.250%), 6/7/2020	538,100
	Gartner, Inc., Term Loan
263,675	3.235%, (LIBOR 1M + 2.000%), 4/5/2024[d]	265,652

Principal Amount	Bank Loans (13.7%)[a]	Value
Financials (1.2%) - continued
	MoneyGram International, Inc., Term Loan
$1,128,132	4.583%, (LIBOR 3M + 3.250%), 3/28/2020	$1,126,023
	Trans Union, LLC, Term Loan
1,115,000	3.235%, (LIBOR 1M + 2.000%), 4/9/2023	1,112,034

	Total	9,611,836

Technology (1.4%)
	First Data Corporation, Term Loan
2,762,461	3.737%, (LIBOR 1M + 2.500%), 4/26/2024	2,770,859
	Harland Clarke Holdings Corporation, Term Loan
821,733	7.333%, (LIBOR 3M + 6.000%), 12/31/2021	825,842
722,024	6.833%, (LIBOR 3M + 5.500%), 2/9/2022[b,c]	725,186
	Micron Technologies, Inc., Term Loan
477,582	3.740%, (LIBOR 1M + 2.500%), 4/26/2022	480,605
	ON Semiconductor Corporation, Term Loan
340,525	3.485%, (LIBOR 1M + 2.250%), 3/31/2023	341,554
	Rackspace Hosting, Inc., Term Loan
1,296,750	4.311%, (LIBOR 3M + 3.000%), 11/3/2023	1,293,184
	RP Crown Parent, LLC, Term Loan
1,017,313	4.735%, (LIBOR 1M + 3.500%), 10/12/2023	1,022,582
	Syniverse Holdings, Inc., Term Loan
920,000	0.000%, (LIBOR 3M + 3.000%), 4/23/2019[b,c]	888,950
	Western Digital Corporation, Term Loan
2,133,875	3.985%, (LIBOR 1M + 2.750%), 4/29/2023	2,145,078
	Xerox Business Services, LLC, Term Loan
1,193,985	5.235%, (LIBOR 1M + 4.000%), 12/7/2023	1,197,722

	Total	11,691,562

Transportation (0.5%)
	Arctic LNG Carriers, Ltd., Term Loan
2,179,537	5.735%, (LIBOR 1M + 4.500%), 5/18/2023	2,194,533
	OSG Bulk Ships, Inc., Term Loan
787,041	5.570%, (LIBOR 3M + 4.250%), 8/5/2019[d]	747,689
	XPO Logistics, Inc., Term Loan
1,030,000	3.554%, (LIBOR 3M + 2.250%), 10/30/2021	1,031,802

	Total	3,974,024

Utilities (0.4%)
	Calpine Corporation, Term Loan
866,139	4.090%, (LIBOR 3M + 2.750%), 1/15/2024	864,017
	Energy Solutions, LLC, Term Loan
510,757	6.090%, (LIBOR 3M + 4.750%), 5/29/2020[d]	518,418

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Bank Loans (13.7%)[a]	Value
Utilities (0.4%) - continued
	HD Supply Waterworks, Term Loan
$855,000	4.455%, (LIBOR 6M + 3.000%), 7/21/2024	$856,069
	Intergen NV, Term Loan
635,298	5.840%, (LIBOR 3M + 4.500%), 6/13/2020	634,503
	Talen Energy Supply, LLC, Term Loan
706,089	5.235%, (LIBOR 1M + 4.000%), 7/6/2023	687,555

	Total	3,560,562

	Total Bank Loans (cost $115,657,976)	114,938,802

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Asset-Backed Securities (4.6%)
	ALM XI Ltd.
1,475,000	4.554%, (LIBOR 3M + 3.250%), 10/17/2026, Ser. 2014-11A, Class CR*,f	1,481,991
	Apidos CLO XVIII
900,000	4.563%, (LIBOR 3M + 3.250%), 7/22/2026, Ser. 2014-18A, Class CR*,f	905,069
	Asset Backed Securities Corporation Home Equity Loan Trust
775,727	1.377%, (LIBOR 1M + 0.140%), 7/25/2036, Ser. 2006-HE5, Class A4[f]	759,707
149,936	1.397%, (LIBOR 1M + 0.160%), 11/25/2036, Ser. 2006-HE6, Class A4[f]	147,268
	BlueMountain CLO, Ltd.
1,950,000	4.504%, (LIBOR 3M + 3.200%), 10/15/2026, Ser. 2014-3A, Class CR*,f	1,958,196
	CLUB Credit Trust
1,125,000	3.170%, 4/17/2023, Ser. 2017-NP1, Class B*	1,126,148
	GSAA Home Equity Trust
1,655,290	1.507%, (LIBOR 1M + 0.270%), 7/25/2037, Ser. 2007-7, Class A4[f]	1,570,476
	J.P. Morgan Mortgage Acquisition Trust
1,893,059	4.483%, 3/25/2047, Ser. 2007-HE1, Class AF4[g]	1,395,656
	Lehman XS Trust
1,577,562	5.440%, 8/25/2035, Ser. 2005-2, Class 2A3Bg	1,367,984
	Lendmark Funding Trust
2,050,000	2.830%, 1/22/2024, Ser. 2017-1A, Class Ah	2,050,642
	Madison Park Funding XIV, Ltd.
1,950,000	4.557%, (LIBOR 3M + 3.250%), 7/20/2026, Ser. 2014-14A, Class DR*,f	1,957,591
	Mariner Finance Issuance Trust
1,400,000	3.620%, 2/20/2029, Ser. 2017-AA, Class A*	1,407,517
	Marlette Funding Trust
1,167,896	2.827%, 3/15/2024, Ser. 2017-AA, Class Ah	1,172,901

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Asset-Backed Securities (4.6%) - continued
	Merrill Lynch Mortgage Investors Trust
$1,326,833	3.120%, 6/25/2035, Ser. 2005-A5, Class M1	$950,301
	Murray Hill Marketplace Trust
128,096	4.190%, 11/25/2022, Ser. 2016-LC1, Class A*	128,628
	NRZ Advance Receivables Trust Advance Receivables Backed
1,000,000	2.751%, 6/15/2049, Ser. 2016-T1, Class AT1*	992,003
	Oak Hill Advisors Residential Loan Trust
1,643,998	3.125%, 6/25/2057, Ser. 2017-NPL1, Class A1*,g	1,644,789
	Octagon Investment Partners XX, Ltd.
1,350,000	4.859%, (LIBOR 3M + 3.550%), 8/12/2026, Ser. 2014-1A, Class DR*,f	1,357,287
	Preston Ridge Partners Mortgage Trust, LLC
952,228	4.000%, 9/27/2021, Ser. 2016-1A, Class A1*,g	950,720
1,077,835	4.250%, 1/25/2022, Ser. 2017-1A, Class A1*,g	1,080,949
	Pretium Mortgage Credit Partners, LLC
1,866,646	3.250%, 3/28/2057, Ser. 2017-NPL2, Class A1[g,h]	1,867,130
	Renaissance Home Equity Loan Trust
526,224	5.746%, 5/25/2036, Ser. 2006-1, Class AF6[g]	372,550
1,342,287	5.797%, 8/25/2036, Ser. 2006-2, Class AF3[g]	838,141
	Residential Asset Mortgage Products Trust
784,311	5.991%, 3/25/2033, Ser. 2003-RS2, Class AI5[i]	783,068
	SoFi Consumer Loan Program, LLC
1,271,216	3.050%, 12/26/2025, Ser. 2016-3, Class Ah	1,283,433
918,452	3.280%, 1/26/2026, Ser. 2017-1, Class Ah	930,526
	US Residential Opportunity Fund Trust
1,171,161	3.475%, 7/27/2036, Ser. 2016-1III, Class A*,g	1,171,779
	Vericrest Opportunity Loan Transferee
1,506,870	3.250%, 4/25/2059, Ser. 2017-NPL7, Class A1[g,h]	1,512,595
1,107,488	3.500%, 6/26/2045, Ser. 2015-NPL8, Class A1[g,h]	1,109,511
1,439,976	3.500%, 2/25/2047, Ser. 2017-NPL1, Class A1[g,h]	1,448,690
1,312,028	3.375%, 4/25/2047, Ser. 2017-NPL4, Class A1[g,h]	1,319,155
248,560	3.500%, 2/25/2055, Ser. 2015-NPL4, Class A1*,g	249,364
	Voya CLO 4, Ltd.
1,650,000	4.304%, (LIBOR 3M + 3.000%), 10/14/2026, Ser. 2014-4A, Class CR*,f	1,651,327

	Total	38,943,092

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Basic Materials (1.3%)
	Alcoa Nederland Holding BV
$925,000	6.750%, 9/30/2024[h]	$1,024,438
	Anglo American Capital plc
284,000	4.125%, 9/27/2022[h]	294,996
1,200,000	4.750%, 4/10/2027[h]	1,251,988
	ArcelorMittal SA
1,080,000	6.000%, 3/1/2021	1,185,300
	BWAY Holding Company
960,000	5.500%, 4/15/2024[h]	1,002,000
	CF Industries, Inc.
1,070,000	3.450%, 6/1/2023	1,056,625
	Dow Chemical Company
106,000	8.550%, 5/15/2019	117,057
	EI du Pont de Nemours & Company
284,000	2.200%, 5/1/2020	285,779
	First Quantum Minerals, Ltd.
770,000	7.000%, 2/15/2021[h]	792,137
	FMG Resources Property, Ltd.
1,020,000	5.125%, 5/15/2024[h]	1,035,300
	Kinross Gold Corporation
142,000	5.125%, 9/1/2021	152,295
	LyondellBasell Industries NV
110,000	5.000%, 4/15/2019	114,126
	Peabody Securities Finance Corporation
945,000	6.375%, 3/31/2025[h]	970,988
	RPM International, Inc., Convertible
115,000	2.250%, 12/15/2020	132,538
	Sherwin-Williams Company
283,000	2.250%, 5/15/2020	284,071
	Trinseo Materials Operating SCA
1,010,000	5.375%, 9/1/2025[h]	1,039,038
	Vale Overseas, Ltd.
245,000	5.875%, 6/10/2021	269,806
	Xstrata Finance Canada, Ltd.
213,000	4.950%, 11/15/2021[h]	230,021

	Total	11,238,503

Capital Goods (1.8%)
	AECOM
1,410,000	5.875%, 10/15/2024	1,561,857
	Ashtead Capital, Inc.
825,000	4.125%, 8/15/2025[h]	849,750
	Bombardier, Inc.
900,000	7.500%, 3/15/2025[h]	897,750
	Building Materials Corporation of America
1,100,000	6.000%, 10/15/2025[h]	1,200,056
	Caterpillar Financial Services Corporation
211,000	1.850%, 9/4/2020	210,337
	Cemex SAB de CV
1,290,000	5.700%, 1/11/2025[h]	1,375,140
	Cintas Corporation No. 2
213,000	2.900%, 4/1/2022	216,928
	CNH Industrial Capital, LLC
1,100,000	4.375%, 11/6/2020	1,155,000
	Crown Americas Capital Corporation IV
1,080,000	4.500%, 1/15/2023	1,136,700
	Crown Cork & Seal Company, Inc.
610,000	7.375%, 12/15/2026	716,750
	General Electric Company
153,000	5.000%, 1/21/2021[j]	161,828

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Capital Goods (1.8%) - continued
	Ingersoll-Rand Luxembourg Finance SA
$310,000	2.625%, 5/1/2020	$312,711
	L3 Technologies, Inc.
385,000	4.950%, 2/15/2021	412,822
	Lockheed Martin Corporation
90,000	2.500%, 11/23/2020	91,326
	Reynolds Group Issuer, Inc.
1,285,000	5.125%, 7/15/2023[h]	1,341,026
	Rockwell Collins, Inc.
213,000	1.950%, 7/15/2019	212,976
	Roper Technologies, Inc.
360,000	2.800%, 12/15/2021	362,937
	Standard Industries, Inc.
285,000	5.500%, 2/15/2023[h]	301,744
	Textron Financial Corporation
975,000	3.050%, (LIBOR 3M + 1.735%), 2/15/2042[f,h]	853,125
	Textron, Inc.
213,000	7.250%, 10/1/2019	234,014
	United Rentals North America, Inc.
1,240,000	5.500%, 7/15/2025	1,331,388

	Total	14,936,165

Collateralized Mortgage Obligations (10.3%)
	AJAX Mortgage Loan Trust
1,225,211	3.470%, 4/25/2057, Ser. 2017-A, Class A*,g	1,233,245
	Alternative Loan Trust
1,108,106	6.000%, 6/25/2036, Ser. 2006-24CB, Class A9	951,620
	American Home Mortgage Assets Trust
2,057,726	1.427%, (LIBOR 1M + 0.190%), 12/25/2046, Ser. 2006-6, Class A1Af	1,710,232
1,596,265	1.427%, (LIBOR 1M + 0.190%), 6/25/2047, Ser. 2007-5, Class A1[f]	1,284,384
	American Home Mortgage Investment Trust
2,009,008	6.750%, 12/25/2036, Ser. 2006-3, Class 3A2	964,748
	Angel Oak Mortgage Trust
333,781	4.500%, 11/25/2045, Ser. 2015-1, Class A*,g	333,332
	Banc of America Alternative Loan Trust
534,321	1.737%, (LIBOR 1M + 0.500%), 4/25/2035, Ser. 2005-3, Class 1CB1[f]	452,983
1,140,522	6.000%, 11/25/2035, Ser. 2005-10, Class 3CB1	1,007,892
907,145	2.037%, (LIBOR 1M + 0.800%), 5/25/2046, Ser. 2006-4, Class 3CB1[f]	692,646
	Banc of America Funding Corporation
396,124	3.489%, 5/20/2036, Ser. 2006-D, Class 6A1	363,582
	BCAP, LLC Trust
1,464,765	1.417%, (LIBOR 1M + 0.180%), 3/25/2037, Ser. 2007-AA1, Class 2A1[f]	1,378,287

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Collateralized Mortgage Obligations (10.3%) - continued
	Bear Stearns Adjustable Rate Mortgage Trust
$573,275	3.520%, (CMT 1Y + 2.300%), 10/25/2035, Ser. 2005-9, Class A1[f]	$579,435
278,649	3.459%, 2/25/2036, Ser. 2005-12, Class 11A1	261,825
	Citicorp Mortgage Securities Trust
390,312	6.000%, 5/25/2037, Ser. 2007-4, Class 1A5	383,639
	Citigroup Mortgage Loan Trust, Inc.
366,174	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	362,425
	CitiMortgage Alternative Loan Trust
856,238	5.750%, 4/25/2037, Ser. 2007-A4, Class 1A5	755,438
	COLT Mortgage Loan Trust
756,731	2.750%, 9/25/2046, Ser. 2016-2, Class A1*	767,580
	Countrywide Alternative Loan Trust
347,104	1.637%, (LIBOR 1M + 0.400%), 2/25/2035, Ser. 2005-J1, Class 5A1[f]	330,423
96,963	5.500%, 5/25/2035, Ser. 2005-J3, Class 2A13	96,753
611,099	3.399%, 10/25/2035, Ser. 2005-43, Class 4A1	540,825
428,724	5.500%, 2/25/2036, Ser. 2005-85CB, Class 2A2	404,242
235,767	6.000%, 4/25/2036, Ser. 2006-4CB, Class 1A1	199,726
879,307	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	602,564
189,522	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	182,742
766,207	5.500%, 5/25/2037, Ser. 2007-8CB, Class A1	665,554
	Countrywide Home Loan Mortgage Pass Through Trust
1,395,510	3.252%, 11/25/2035, Ser. 2005-22, Class 2A1	1,238,805
425,611	3.178%, 2/20/2036, Ser. 2005-HY10, Class 5A1	369,221
	Credit Suisse First Boston Mortgage Securities Corporation
364,058	5.250%, 10/25/2035, Ser. 2005-9, Class 1A3	354,158
	CSMC Mortgage-Backed Trust
902,621	5.500%, 3/25/2037, Ser. 2007-2, Class 3A4	842,049
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
1,057,795	2.701%, 8/25/2035, Ser. 2005-AR1, Class 2A3	877,339
409,130	1.437%, (LIBOR 1M + 0.200%), 11/25/2035, Ser. 2005-5, Class 2A1[f]	255,234
637,612	5.500%, 11/25/2035, Ser. 2005-5, Class 1A4	651,938
1,014,095	1.659%, (12 MTA + 0.770%), 4/25/2047, Ser. 2007-OA2, Class A1[f]	938,442

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Collateralized Mortgage Obligations (10.3%) - continued
$1,773,278	1.457%, (LIBOR 1M + 0.220%), 8/25/2047, Ser. 2007-OA5, Class A1Bf	$1,657,726
	Federal Home Loan Mortgage Corporation
5,645,295	2.500%, 12/15/2022, Ser. 4155, Class AIk	273,311
1,918,294	2.500%, 5/15/2027, Ser. 4106, Class HIk	133,785
2,455,086	2.500%, 2/15/2028, Ser. 4162, Class AIk	191,556
7,597,018	2.500%, 3/15/2028, Ser. 4177, Class EIk	645,663
3,813,655	3.000%, 4/15/2028, Ser. 4193, Class AIk	340,024
3,549,038	3.000%, 2/15/2033, Ser. 4170, Class IGk	412,796
	Federal National Mortgage Association
3,351,893	2.500%, 2/25/2028, Ser. 2013-46, Class CIk	276,464
2,475,210	3.000%, 4/25/2028, Ser. 2013-30, Class DIk	226,192
3,150,416	3.500%, 1/25/2033, Ser. 2012-150, Class YIk	409,643
	First Horizon Alternative Mortgage Securities Trust
863,076	3.224%, 3/25/2035, Ser. 2005-AA2, Class 1A1	835,648
930,551	3.222%, 7/25/2035, Ser. 2005-AA5, Class 2A1	914,017
917,783	6.000%, (LIBOR 1M + 1.000%), 8/25/2036, Ser. 2006-FA4, Class 1A4[f]	770,695
	First Horizon Mortgage Pass-Through Trust
1,202,426	3.328%, 8/25/2037, Ser. 2007-AR2, Class 1A2	1,043,183
	GCAT, LLC
1,545,563	3.375%, 3/25/2047, Ser. 2017-1, Class A1*,g	1,539,206
	GMAC Mortgage Corporation Loan Trust
1,362,922	3.744%, 5/25/2035, Ser. 2005-AR2, Class 4A	1,293,184
	Government National Mortgage Association
2,791,689	4.000%, 1/16/2027, Ser. 2012-3, Class IOk	263,980
	Greenpoint Mortgage Funding Trust
805,080	1.437%, (LIBOR 1M + 0.200%), 10/25/2045, Ser. 2005-AR4, Class G41Bf	702,989
	IndyMac IMJA Mortgage Loan Trust
910,729	6.250%, 11/25/2037, Ser. 2007-A3, Class A1	748,211
	IndyMac INDX Mortgage Loan Trust
1,429,266	3.340%, 10/25/2035, Ser. 2005-AR19, Class A1	1,329,959
1,151,781	1.877%, (LIBOR 1M + 0.640%), 7/25/2045, Ser. 2005-16IP, Class A1[f]	1,109,113

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Collateralized Mortgage Obligations (10.3%) - continued
	J.P. Morgan Alternative Loan Trust
$1,672,589	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	$1,502,439
	J.P. Morgan Mortgage Trust
203,082	6.500%, 1/25/2035, Ser. 2005-S1, Class 1A2	210,431
955,620	3.583%, 8/25/2035, Ser. 2005-A5, Class 1A2	952,003
1,221,936	3.389%, 2/25/2036, Ser. 2006-A1, Class 2A2	1,148,973
686,811	3.558%, 10/25/2036, Ser. 2006-A6, Class 1A2	638,669
896,408	1.617%, (LIBOR 1M + 0.380%), 1/25/2037, Ser. 2006-S4, Class A8[f]	548,527
556,117	3.393%, 1/25/2037, Ser. 2006-A7, Class 2A2	556,571
601,457	6.250%, 8/25/2037, Ser. 2007-S3, Class 1A10	465,086
	Lehman Mortgage Trust
599,034	1.987%, (LIBOR 1M + 0.750%), 12/25/2035, Ser. 2005-2, Class 3A1[f]	472,803
	Master Asset Securitization Trust
824,464	1.737%, (LIBOR 1M + 0.500%), 6/25/2036, Ser. 2006-2, Class 2A2[f]	440,234
	MASTR Alternative Loans Trust
247,119	6.500%, 7/25/2034, Ser. 2004-6, Class 6A1	249,523
673,130	1.687%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[f]	334,302
	Merrill Lynch Alternative Note Asset Trust
564,156	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A6	458,655
909,622	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	773,628
	Mill City Mortgage Loan Trust
1,514,052	2.750%, 11/25/2058, Ser. 2017-1, Class A1[h]	1,522,341
	Morgan Stanley Mortgage Loan Trust
543,804	3.275%, 11/25/2035, Ser. 2005-6AR, Class 5A1	449,273
	MortgageIT Trust
1,063,703	1.497%, (LIBOR 1M + 0.260%), 12/25/2035, Ser. 2005-5, Class A1[f]	1,062,350
930,497	1.437%, (LIBOR 1M + 0.200%), 4/25/2036, Ser. 2006-1, Class 1A2[f]	849,012
	New Century Alternative Mortgage Loan Trust
1,308,654	6.167%, 7/25/2036, Ser. 2006-ALT1, Class AF6[g]	774,733
	New York Mortgage Trust, Inc.
2,109	3.616%, 5/25/2036, Ser. 2006-1, Class 2A4	25
	Preston Ridge Partners Mortgage Trust, LLC
1,200,000	3.470%, 9/25/2022, Ser. 2017-2A, Class A1*,c,d,g	1,200,000

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Collateralized Mortgage Obligations (10.3%) - continued
	Pretium Mortgage Credit Partners, LLC
$1,362,180	3.500%, 4/29/2032, Ser. 2017-NPL1, Class A1*,g	$1,365,725
	Residential Accredit Loans, Inc. Trust
787,249	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	768,655
1,199,568	6.000%, 4/25/2036, Ser. 2006-QS4, Class A2	1,090,787
849,219	6.000%, 1/25/2037, Ser. 2007-QS1, Class 1A1	789,374
1,625,087	5.750%, 4/25/2037, Ser. 2007-QS6, Class A28	1,521,763
1,639,788	6.250%, 4/25/2037, Ser. 2007-QS6, Class A6	1,571,325
383,722	6.000%, 6/25/2037, Ser. 2007-QS8, Class A10	348,370
1,784,941	1.427%, (LIBOR 1M + 0.190%), 7/25/2037, Ser. 2007-QH6, Class A1[f]	1,675,190
	Residential Asset Securitization Trust
1,329,059	6.234%, 8/25/2022, Ser. 2007-A8, Class 3A1	1,148,607
571,600	5.500%, 4/25/2035, Ser. 2005-A1, Class A3	587,159
1,112,941	1.617%, (LIBOR 1M + 0.380%), 8/25/2037, Ser. 2007-A8, Class 2A3[f]	305,094
	Residential Funding Mortgage Security I Trust
850,774	5.750%, 2/25/2036, Ser. 2006-S2, Class A1	809,117
1,159,976	6.000%, 7/25/2037, Ser. 2007-S7, Class A20	1,094,215
	Sequoia Mortgage Trust
1,745,039	3.559%, 9/20/2046, Ser. 2007-1, Class 4A1	1,453,277
	Structured Adjustable Rate Mortgage Loan Trust
239,521	3.582%, 12/25/2034, Ser. 2004-18, Class 5A	235,867
684,665	3.565%, 7/25/2035, Ser. 2005-15, Class 4A1	595,677
428,645	3.679%, 9/25/2035, Ser. 2005-18, Class 1A1	349,355
	Structured Asset Mortgage Investments, Inc.
1,506,269	1.547%, (LIBOR 1M + 0.310%), 12/25/2035, Ser. 2005-AR4, Class A1[f]	1,336,249
	Sunset Mortgage Loan Company, LLC
485,056	4.459%, 9/18/2045, Ser. 2015-NPL1, Class A*,g	485,879
996,693	3.500%, 6/16/2047, Ser. 2017-NPL1, Class A*,g	995,749
310,635	3.844%, 7/16/2047, Ser. 2016-NPL1, Class A*,g	310,729
	Suntrust Alternative Loan Trust
836,094	5.750%, 12/25/2035, Ser. 2005-1F, Class 2A5	817,245

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Collateralized Mortgage Obligations (10.3%) - continued
	WaMu Mortgage Pass Through Certificates
$1,488,351	2.606%, 1/25/2037, Ser. 2006-AR18, Class 1A1	$1,368,955
120,809	3.215%, 8/25/2046, Ser. 2006-AR8, Class 1A1	113,808
1,004,389	1.809%, (12 MTA + 0.920%), 9/25/2046, Ser. 2006-AR11, Class 3A1Af	924,042
1,632,087	1.849%, (12 MTA + 0.960%), 9/25/2046, Ser. 2006-AR11, Class 1Af	1,473,778
1,693,348	1.769%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Af	1,516,693
1,700,535	1.650%, (12 MTA + 0.820%), 12/25/2046, Ser. 2006-AR17, Class 1Af	1,533,959
1,221,831	1.629%, (12 MTA + 0.740%), 1/25/2047, Ser. 2006-AR19, Class 1Af	1,041,065
700,929	1.957%, (COF 11 + 1.250%), 3/25/2047, Ser. 2007-OA2, Class 2Af	608,995
	Washington Mutual Mortgage Pass Through Certificates
656,247	1.837%, (LIBOR 1M + 0.600%), 6/25/2035, Ser. 2005-4, Class 5A5[f]	561,835
908,283	6.000%, 11/25/2035, Ser. 2005-10, Class 2A9	854,118
1,570,609	7.000%, 4/25/2037, Ser. 2007-2, Class 1A1	943,257
	Washington Mutual Mortgage Pass Through Certificates Trust
1,010,214	7.000%, 2/25/2036, Ser. 2006-1, Class 2CB1	818,367
1,723,807	1.639%, (12 MTA + 0.750%), 2/25/2047, Ser. 2007-OA3, Class 2Af	1,397,336
	Wells Fargo Mortgage Backed Securities Trust
1,235,501	3.328%, 7/25/2036, Ser. 2006-AR10, Class 2A1	1,225,583
171,351	1.937%, (LIBOR 1M + 0.700%), 5/25/2037, Ser. 2007-6, Class A2[f]	157,565
380,829	6.000%, 7/25/2037, Ser. 2007-8, Class 1A16	382,967
677,409	6.000%, 11/25/2037, Ser. 2007-15, Class A1	673,041

	Total	87,011,003

Communications Services (2.7%)
	Altice US Finance I Corporation
1,025,000	5.500%, 5/15/2026[h]	1,081,375
	AMC Networks, Inc.
1,525,000	5.000%, 4/1/2024	1,574,563
	American Tower Corporation
95,000	2.800%, 6/1/2020	96,423
152,000	3.450%, 9/15/2021	157,258
	AT&T, Inc.
176,000	5.875%, 10/1/2019	189,074
142,000	5.200%, 3/15/2020	152,142

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Communications Services (2.7%) - continued
$95,000	2.263%, (LIBOR 3M + 0.930%), 6/30/2020[f]	$96,286
370,000	2.800%, 2/17/2021	374,327
421,000	2.850%, 2/14/2023	418,927
	British Sky Broadcasting Group plc
140,000	3.125%, 11/26/2022[h]	141,760
	CenturyLink, Inc.
600,000	6.450%, 6/15/2021	624,318
	Charter Communications Operating, LLC
337,000	3.579%, 7/23/2020	345,895
47,000	4.464%, 7/23/2022	49,636
	Clear Channel Worldwide Holdings, Inc.
1,445,000	6.500%, 11/15/2022	1,488,350
	Comcast Corporation
284,000	1.625%, 1/15/2022	276,726
	Crown Castle International Corporation
175,000	3.400%, 2/15/2021	180,135
	CSC Holdings, LLC
110,000	5.500%, 4/15/2027[h]	114,400
	Digicel, Ltd.
1,400,000	6.000%, 4/15/2021*	1,366,596
	Discovery Communications, LLC
141,000	2.200%, 9/20/2019	141,451
282,000	2.950%, 3/20/2023	282,221
	DISH Network Corporation
1,304,000	3.375%, 8/15/2026	1,458,850
	IAC FinanceCo, Inc., Convertible
170,000	0.875%, 10/1/2022[h]	176,906
	Level 3 Communications, Inc.
670,000	5.375%, 1/15/2024	685,913
	Level 3 Escrow II, Inc.
600,000	5.375%, 8/15/2022	617,886
	Level 3 Financing, Inc.
430,000	5.375%, 5/1/2025	442,094
	Liberty Interactive, LLC, Convertible
1,175,000	1.750%, 9/30/2046[h]	1,392,375
	Liberty Media Corporation, Convertible
919,000	1.000%, 1/30/2023[h]	1,092,461
	Moody’s Corporation
142,000	2.750%, 12/15/2021	143,077
	Neptune Finco Corporation
541,000	10.875%, 10/15/2025[h]	668,811
	Nexstar Escrow Corporation
1,470,000	5.625%, 8/1/2024[h]	1,521,450
	Orange SA
245,000	1.625%, 11/3/2019	243,294
	SBA Tower Trust
300,000	3.598%, 4/15/2043[h]	299,761
	SFR Group SA
1,370,000	6.000%, 5/15/2022[h]	1,431,650
	Sprint Corporation
1,230,000	7.625%, 2/15/2025	1,414,500
	Telefonica Emisiones SAU
211,000	3.192%, 4/27/2018	212,708
	Time Warner, Inc.
141,000	4.875%, 3/15/2020	150,063
	T-Mobile USA, Inc.
1,230,000	6.125%, 1/15/2022	1,279,200
	Verizon Communications, Inc.
152,000	4.500%, 9/15/2020	163,108
117,000	2.946%, 3/15/2022	118,954

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Communications Services (2.7%) - continued
	Viacom, Inc.
$284,000	4.250%, 9/1/2023	$291,728

	Total	22,956,652

Consumer Cyclical (2.5%)
	Allison Transmission, Inc.
1,520,000	5.000%, 10/1/2024[h]	1,577,532
	American Honda Finance Corporation
214,000	2.000%, 2/14/2020	214,324
	BMW US Capital, LLC
185,000	1.500%, 4/11/2019[h]	184,435
	Brookfield Residential Properties, Inc.
990,000	6.125%, 7/1/2022[h]	1,034,550
	CVS Health Corporation
142,000	2.750%, 12/1/2022	142,282
	Ford Motor Credit Company, LLC
284,000	2.262%, 3/28/2019	284,964
290,000	1.897%, 8/12/2019	288,550
155,000	2.597%, 11/4/2019	156,293
213,000	3.336%, 3/18/2021	217,790
	General Motors Financial Company, Inc.
290,000	3.150%, 1/15/2020	295,025
213,000	2.650%, 4/13/2020	214,653
213,000	4.375%, 9/25/2021	225,751
141,000	3.150%, 6/30/2022	142,083
	Home Depot, Inc.
140,000	2.000%, 4/1/2021	140,048
95,000	2.625%, 6/1/2022	96,482
	Hyundai Capital America
142,000	2.550%, 4/3/2020[h]	141,728
141,000	2.750%, 9/18/2020[h]	140,860
	Jaguar Land Rover Automotive plc
500,000	4.125%, 12/15/2018[h]	508,125
710,000	5.625%, 2/1/2023[h]	737,513
	L Brands, Inc.
860,000	5.625%, 2/15/2022	917,964
	Landry’s, Inc.
925,000	6.750%, 10/15/2024[h]	935,406
	Lennar Corporation
1,475,000	4.500%, 4/30/2024	1,518,926
	Live Nation Entertainment, Inc.
250,000	5.375%, 6/15/2022[h]	260,000
640,000	4.875%, 11/1/2024[h]	662,400
	McDonald’s Corporation
284,000	2.625%, 1/15/2022	285,967
	MGM Resorts International
1,255,000	6.000%, 3/15/2023	1,383,638
	New Red Finance, Inc.
1,000,000	4.250%, 5/15/2024[h]	1,003,750
	Newell Rubbermaid, Inc.
120,000	3.150%, 4/1/2021	122,739
	Nissan Motor Acceptance Corporation
213,000	2.000%, 3/8/2019[h]	213,135
	Prime Security Services Borrower, LLC
1,300,000	9.250%, 5/15/2023[h]	1,434,628
	Ralph Lauren Corporation
95,000	2.625%, 8/18/2020	96,264
	Royal Caribbean Cruises, Ltd.
1,241,613	5.250%, 11/15/2022	1,375,867

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Consumer Cyclical (2.5%) - continued
	Six Flags Entertainment Corporation
$970,000	4.875%, 7/31/2024[h]	$986,975
	Starbucks Corporation
135,000	2.100%, 2/4/2021	135,534
	Toll Brothers Finance Corporation
208,000	4.000%, 12/31/2018	211,380
	Visa, Inc.
90,000	2.200%, 12/14/2020	90,852
	Volkswagen Group of America Finance, LLC
200,000	2.450%, 11/20/2019[h]	201,486
	West Corporation
690,000	5.375%, 7/15/2022[h]	696,900
	Yum! Brands, Inc.
1,545,000	5.000%, 6/1/2024[h]	1,628,044

	Total	20,904,843

Consumer Non-Cyclical (2.6%)
	Abbott Laboratories
284,000	2.550%, 3/15/2022	284,078
213,000	3.400%, 11/30/2023	219,258
	AbbVie, Inc.
284,000	2.500%, 5/14/2020	287,360
142,000	2.900%, 11/6/2022	143,972
	Albertsons Companies, LLC
1,245,000	6.625%, 6/15/2024	1,159,406
	Amgen, Inc.
284,000	2.650%, 5/11/2022	286,237
	Anheuser-Busch InBev Finance, Inc.
145,000	2.571%, (LIBOR 3M + 1.260%), 2/1/2021[f]	149,866
375,000	2.650%, 2/1/2021	380,998
142,000	3.300%, 2/1/2023	147,175
	Anheuser-Busch InBev Worldwide, Inc.
75,000	6.500%, 7/15/2018	77,807
	BAT Capital Corporation
143,000	2.297%, 8/14/2020[h]	143,426
144,000	2.764%, 8/15/2022[h]	144,766
	Bayer U.S. Finance, LLC
300,000	2.375%, 10/8/2019[h]	301,698
	Becton, Dickinson and Company
284,000	3.125%, 11/8/2021	289,438
	Boston Scientific Corporation
50,000	6.000%, 1/15/2020	54,269
	Bunge Limited Finance Corporation
90,000	3.500%, 11/24/2020	92,617
	Cardinal Health, Inc.
143,000	1.948%, 6/14/2019	143,131
143,000	2.616%, 6/15/2022	142,841
	Celgene Corporation
95,000	3.550%, 8/15/2022	99,592
	Cott Beverages, Inc.
1,400,000	5.375%, 7/1/2022	1,459,500
	CVS Health Corporation
106,000	2.250%, 12/5/2018	106,467
	Envision Healthcare Corporation
1,400,000	5.125%, 7/1/2022[h]	1,452,500
	Express Scripts Holding Company
142,000	4.750%, 11/15/2021	154,027
115,000	3.000%, 7/15/2023	115,326
	Forest Laboratories, LLC
41,000	4.375%, 2/1/2019[h]	42,043
70,000	4.875%, 2/15/2021[h]	75,155

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Consumer Non-Cyclical (2.6%) - continued
	Gilead Sciences, Inc.
$275,000	1.950%, 3/1/2022	$270,953
	HCA, Inc.
505,000	5.250%, 6/15/2026	544,137
925,000	4.500%, 2/15/2027	945,812
	JBS USA, LLC
610,000	5.875%, 7/15/2024[h]	611,525
1,240,000	5.750%, 6/15/2025[h]	1,235,350
	Kraft Heinz Foods Company
280,000	5.375%, 2/10/2020	300,294
	Kroger Company
144,000	2.800%, 8/1/2022	144,349
	Laboratory Corporation of America Holdings
40,000	2.625%, 2/1/2020	40,420
	Mead Johnson Nutrition Company
90,000	3.000%, 11/15/2020	92,444
	Medtronic Global Holdings SCA
284,000	1.700%, 3/28/2019	283,823
	Molson Coors Brewing Company
255,000	1.450%, 7/15/2019	252,199
	Mondelez International Holdings Netherlands BV
212,000	2.000%, 10/28/2021[h]	208,014
	Mylan NV
284,000	3.150%, 6/15/2021	288,910
	PepsiCo, Inc.
285,000	1.832%, (LIBOR 3M + 0.530%), 10/6/2021[f]	288,872
	Pernod Ricard SA
250,000	5.750%, 4/7/2021[h]	277,178
	Pinnacle Foods, Inc.
800,000	5.875%, 1/15/2024	848,000
	Reynolds American, Inc.
52,000	3.250%, 6/12/2020	53,427
	Shire Acquisitions Investments Ireland Designated Activity Company
275,000	1.900%, 9/23/2019	274,423
282,000	2.400%, 9/23/2021	280,943
	Smithfield Foods, Inc.
213,000	2.700%, 1/31/2020[h]	213,623
	Teleflex, Inc.
1,015,000	4.875%, 6/1/2026	1,053,062
	Tenet Healthcare Corporation
1,435,000	8.125%, 4/1/2022	1,460,112
	Teva Pharmaceutical Finance Company BV
141,000	2.950%, 12/18/2022	136,913
	Teva Pharmaceutical Finance IV, LLC
72,000	2.250%, 3/18/2020	71,031
	Teva Pharmaceutical Finance Netherlands III BV
200,000	2.200%, 7/21/2021	192,340
	TreeHouse Foods, Inc.
850,000	4.875%, 3/15/2022	878,687
	Tyson Foods, Inc.
152,000	4.500%, 6/15/2022	164,346
	VPII Escrow Corporation
610,000	7.500%, 7/15/2021[h]	608,475
	VRX Escrow Corporation
1,140,000	6.125%, 4/15/2025[h]	1,000,350
	Wayfair, Inc., Convertible
304,000	0.375%, 9/1/2022[h]	294,500

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Consumer Non-Cyclical (2.6%) - continued
	Zoetis, Inc.
$211,000	3.450%, 11/13/2020	$218,111

	Total	21,485,576

Energy (2.6%)
	Alliance Resource Operating Partners, LP
370,000	7.500%, 5/1/2025[h]	383,875
	Anadarko Petroleum Corporation
99,000	8.700%, 3/15/2019	108,038
42,000	4.850%, 3/15/2021	44,531
	Antero Resources Corporation
1,080,000	5.125%, 12/1/2022	1,104,300
	BP Capital Markets plc
142,000	2.315%, 2/13/2020	143,222
570,000	2.520%, 9/19/2022	570,406
	Buckeye Partners, LP
152,000	2.650%, 11/15/2018	152,618
	Canadian Natural Resources, Ltd.
143,000	2.950%, 1/15/2023	142,117
	Canadian Oil Sands, Ltd.
141,000	9.400%, 9/1/2021[h]	172,174
	Cenovus Energy, Inc.
142,000	3.800%, 9/15/2023	142,664
	Cheniere Energy Partners, LP
1,045,000	5.250%, 10/1/2025[h]	1,068,513
	Concho Resources, Inc.
410,000	4.375%, 1/15/2025	431,525
	Continental Resources, Inc.
142,000	5.000%, 9/15/2022	144,308
	Crestwood Midstream Partners, LP
850,000	6.250%, 4/1/2023	876,563
	Devon Energy Corporation
281,000	3.250%, 5/15/2022	284,247
	Enbridge, Inc.
145,000	2.900%, 7/15/2022	145,806
	Encana Corporation
248,000	3.900%, 11/15/2021	255,502
	Energy Transfer Equity, LP
1,240,000	5.500%, 6/1/2027	1,305,100
	Energy Transfer Partners, LP
220,000	4.150%, 10/1/2020	229,723
	Enterprise Products Operating, LLC
475,000	5.250%, 8/16/2077	479,156
	EOG Resources, Inc.
230,000	2.625%, 3/15/2023	228,203
	EQT Corporation
105,000	5.150%, 3/1/2018	106,242
104,000	8.125%, 6/1/2019	114,109
141,000	3.000%, 10/1/2022[c]	141,219
	Exxon Mobil Corporation
185,000	1.708%, 3/1/2019	185,141
	Kinder Morgan Energy Partners, LP
284,000	3.450%, 2/15/2023	287,080
	Marathon Oil Corporation
142,000	2.700%, 6/1/2020	141,972
275,000	2.800%, 11/1/2022	267,262
	Marathon Petroleum Corporation
90,000	3.400%, 12/15/2020	92,863
	MEG Energy Corporation
610,000	6.375%, 1/30/2023[h]	532,225
	MPLX, LP
213,000	4.500%, 7/15/2023	226,535
1,525,000	4.875%, 12/1/2024	1,643,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Energy (2.6%) - continued
	Nabors Industries, Inc., Convertible
$360,000	0.750%, 1/15/2024[h]	$292,725
	ONEOK, Inc.
213,000	7.500%, 9/1/2023	254,916
	PBF Holding Company, LLC
780,000	7.250%, 6/15/2025[h]	797,550
	Petrobras Global Finance BV
444,000	8.375%, 5/23/2021	513,542
108,000	7.375%, 1/17/2027	118,908
	Petroleos Mexicanos
142,000	6.375%, 2/4/2021	155,562
110,000	6.500%, 3/13/2027[h]	122,128
	Plains All American Pipeline, LP
105,000	5.000%, 2/1/2021	110,406
	Regency Energy Partners, LP
1,080,000	5.000%, 10/1/2022	1,166,174
	Sabine Pass Liquefaction, LLC
142,000	6.250%, 3/15/2022	159,674
142,000	5.625%, 4/15/2023	157,338
1,290,000	5.625%, 3/1/2025	1,422,591
	Schlumberger Holdings Corporation
90,000	3.000%, 12/21/2020[h]	92,155
	Sinopec Group Overseas Development, Ltd.
290,000	1.750%, 9/29/2019[h]	286,754
	Southwestern Energy Company
1,045,000	7.500%, 4/1/2026	1,085,494
	Sunoco Logistics Partners Operations, LP
90,000	4.400%, 4/1/2021	94,929
	Tesoro Corporation
1,170,000	4.750%, 12/15/2023[h]	1,262,104
	Western Gas Partners, LP
143,000	4.000%, 7/1/2022	147,909
	Whiting Petroleum Corporation, Convertible
785,000	1.250%, 4/1/2020	699,631
	Williams Partners, LP
280,000	4.500%, 11/15/2023	297,926

	Total	21,389,055

Financials (7.6%)
	ACE INA Holdings, Inc.
90,000	2.875%, 11/3/2022	91,635
	Aegon NV
1,080,000	2.397%, (USISDA 10Y + 0.100%), 1/15/2018[f,j]	920,916
	AIG Global Funding
288,000	2.150%, 7/2/2020[h]	287,542
	Air Lease Corporation
47,000	2.625%, 9/4/2018	47,372
	Ally Financial, Inc.
900,000	3.750%, 11/18/2019	919,800
500,000	4.125%, 3/30/2020	515,000
	American Express Credit Corporation
142,000	1.641%, (LIBOR 3M + 0.330%), 5/3/2019[f]	142,359
142,000	2.200%, 3/3/2020	142,794
95,000	2.369%, (LIBOR 3M +1.050%), 9/14/2020[f]	96,637
	Banco Santander SA
800,000	6.375%, 5/19/2019[j]	815,062
	Bank of America Corporation
255,000	5.625%, 7/1/2020	277,682
141,000	2.369%, 7/21/2021	140,985

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Financials (7.6%) - continued
$282,000	2.328%, 10/1/2021	$281,646
284,000	5.700%, 1/24/2022	319,365
	Bank of Montreal
250,000	1.500%, 7/18/2019	248,387
214,000	2.100%, 6/15/2020	214,456
	Bank of New York Mellon Corporation
284,000	2.600%, 2/7/2022	286,749
	Bank of Nova Scotia
213,000	2.700%, 3/7/2022	215,060
	Barclays Bank plc
150,000	5.140%, 10/14/2020	160,405
	Barclays plc
290,000	3.200%, 8/10/2021	294,454
	Berkshire Hathaway Finance Corporation
285,000	1.700%, 3/15/2019	285,526
	Blackstone Mortgage Trust, Inc., Convertible
923,000	5.250%, 12/1/2018	1,053,951
	BNP Paribas SA
450,000	7.625%, 3/30/2021[h,j]	494,437
	BNZ International Funding, Ltd.
250,000	2.299%, (LIBOR 3M + 0.980%), 9/14/2021[f,h]	252,595
	Capital One Financial Corporation
142,000	2.500%, 5/12/2020	142,637
421,000	3.050%, 3/9/2022	425,691
	Capital One NA
290,000	2.400%, 9/5/2019	291,270
	CBOE Holdings, Inc.
214,000	1.950%, 6/28/2019	213,769
	Centene Escrow Corporation
1,555,000	5.625%, 2/15/2021	1,617,511
	Central Fidelity Capital Trust I
960,000	2.304%, (LIBOR 3M + 1.000%), 4/15/2027[f]	919,200
	CIT Group, Inc.
1,315,000	5.000%, 8/15/2022	1,423,093
	Citigroup, Inc.
225,000	2.050%, 6/7/2019	225,150
284,000	2.450%, 1/10/2020	286,026
284,000	2.650%, 10/26/2020	286,861
153,000	2.350%, 8/2/2021	152,166
142,000	2.750%, 4/25/2022	142,337
	Citizens Bank NA
250,000	2.200%, 5/26/2020	249,917
	CNA Financial Corporation
350,000	5.750%, 8/15/2021	388,304
	Commonwealth Bank of Australia
284,000	2.250%, 3/10/2020[h]	285,376
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
282,000	3.950%, 11/9/2022	295,863
	Credit Agricole SA
142,000	3.375%, 1/10/2022[h]	145,237
265,000	8.125%, 12/23/2025[h,j]	313,694
	Credit Suisse Group AG
600,000	7.500%, 12/11/2023[h,j]	678,006
	Credit Suisse Group Funding Guernsey, Ltd.
426,000	3.800%, 9/15/2022	442,066
	Credit Suisse Group Funding, Ltd.
284,000	3.125%, 12/10/2020	289,638
	DDR Corporation
213,000	3.500%, 1/15/2021	216,116

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Financials (7.6%) - continued
	Deutsche Bank AG
$141,000	2.700%, 7/13/2020	$141,546
426,000	4.250%, 10/14/2021	446,344
	Digital Realty Trust, LP
212,000	2.750%, 2/1/2023	210,993
	Discover Bank
68,000	8.700%, 11/18/2019	75,974
	Fifth Third Bancorp
213,000	2.600%, 6/15/2022	212,799
	First Tennessee Bank NA
945	3.750%, (LIBOR 3M + 0.850%), 10/30/2017[f,h,j]	751,364
	Goldman Sachs Group, Inc.
460,000	7.500%, 2/15/2019	494,003
282,000	5.375%, 5/10/2020[j]	292,180
213,000	2.600%, 12/27/2020	214,585
284,000	5.250%, 7/27/2021	311,990
220,000	2.485%, (LIBOR 3M + 1.170%), 11/15/2021[f]	223,018
284,000	3.000%, 4/26/2022	287,134
141,000	2.366%, (LIBOR 3M + 1.050%), 6/5/2023[f]	141,812
	Goldman Sachs Group, Inc., Convertible
3,800,000	0.500%, 9/24/2022[d]	5,158,956
	Guardian Life Global Funding
250,000	2.000%, 4/26/2021[h]	246,804
	Hartford Financial Services Group, Inc.
185,000	6.000%, 1/15/2019	194,389
	HCP, Inc.
107,000	3.750%, 2/1/2019	108,945
	Hospitality Properties Trust
95,000	4.250%, 2/15/2021	98,946
	HSBC Holdings plc
426,000	3.400%, 3/8/2021	439,168
284,000	6.875%, 6/1/2021[j]	309,205
290,000	2.801%, (LIBOR 3M + 1.500%), 1/5/2022[f]	299,210
325,000	6.375%, 9/17/2024[j]	344,927
	Huntington Bancshares, Inc.
185,000	3.150%, 3/14/2021	189,638
	Icahn Enterprises, LP
550,000	6.000%, 8/1/2020	567,572
415,000	6.750%, 2/1/2024	437,825
	ILFC E-Capital Trust II
1,925,000	4.610%, (LIBOR 3M + 1.800%), 12/21/2065[f,h]	1,833,562
	ING Capital Funding Trust III
150,000	4.896%, (LIBOR 3M + 3.600%), 9/30/2017[f,j]	150,000
	International Lease Finance Corporation
284,000	4.625%, 4/15/2021	301,688
284,000	5.875%, 8/15/2022	317,911
	Intesa Sanpaolo SPA
70,000	3.875%, 1/16/2018	70,386
250,000	3.125%, 7/14/2022[h]	250,542
	Iron Mountain, Inc.
825,000	4.875%, 9/15/2027[h]	840,469
	J.P. Morgan Chase & Company
144,000	6.300%, 4/23/2019	153,645
40,000	2.250%, 1/23/2020	40,206
255,000	4.950%, 3/25/2020	272,698

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Financials (7.6%) - continued
$211,000	1.996%, (LIBOR 3M + 0.680%), 6/1/2021[f]	$212,070
290,000	2.295%, 8/15/2021	289,708
213,000	2.776%, 4/25/2023	214,095
289,000	2.543%, (LIBOR 3M + 1.230%), 10/24/2023[f]	295,358
	J.P. Morgan Chase Bank NA
250,000	1.918%, (LIBOR 3M + 0.590%), 9/23/2019[f]	251,787
	KeyBank NA
250,000	1.600%, 8/22/2019	248,630
	Liberty Mutual Group, Inc.
975,000	10.750%, 6/15/2058*	1,599,000
42,000	5.000%, 6/1/2021[h]	45,486
	Lincoln National Corporation
250,000	6.250%, 2/15/2020	272,812
	Lloyds Bank plc
1,760,000	1.552%, (LIBOR 6M + 0.100%), 2/28/2018[f,j]	1,519,999
	Lloyds Banking Group plc
285,000	3.000%, 1/11/2022	287,282
1,200,000	6.413%, 10/1/2035[h,j]	1,362,000
	Macquarie Bank, Ltd.
250,000	6.125%, 3/8/2027[h,j]	258,675
	MetLife Capital Trust IV
1,422,000	7.875%, 12/15/2037[h]	1,905,480
	MetLife, Inc.
125,000	9.250%, 4/8/2038[h]	185,625
	MGIC Investment Corporation, Convertible
738,000	9.000%, 4/1/2063[h]	1,000,913
	Mitsubishi UFJ Financial Group, Inc.
250,000	2.377%, (LIBOR 3M + 1.060%), 9/13/2021[f]	253,751
142,000	2.998%, 2/22/2022	143,914
	Mizuho Financial Group, Inc.
250,000	2.457%, (LIBOR 3M + 1.140%), 9/13/2021[f]	253,694
	Morgan Stanley
50,000	2.457%, (LIBOR 3M + 1.140%), 1/27/2020[f]	50,771
290,000	2.800%, 6/16/2020	294,785
250,000	2.500%, 4/21/2021	250,752
282,000	5.500%, 7/28/2021	312,731
287,000	2.487%, (LIBOR 3M + 1.180%), 1/20/2022[f]	291,038
141,000	2.750%, 5/19/2022	141,531
110,000	4.875%, 11/1/2022	119,178
	MPT Operating Partnership, LP
850,000	5.500%, 5/1/2024	891,437
	National City Corporation
136,000	6.875%, 5/15/2019	146,336
	New York Life Global Funding
90,000	1.550%, 11/2/2018[h]	89,908
	Nomura Holdings, Inc.
141,000	2.750%, 3/19/2019	142,257
	Park Aerospace Holdings, Ltd.
1,435,000	5.500%, 2/15/2024[h]	1,506,750
	PNC Bank NA
282,000	2.450%, 11/5/2020	284,666
	Quicken Loans, Inc.
1,480,000	5.750%, 5/1/2025[h]	1,554,000
	Realty Income Corporation
213,000	5.750%, 1/15/2021	233,452

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Financials (7.6%) - continued
	Regions Bank
$43,000	7.500%, 5/15/2018	$44,486
	Regions Financial Corporation
115,000	3.200%, 2/8/2021	117,497
	Reinsurance Group of America, Inc.
212,000	4.700%, 9/15/2023	229,795
	Royal Bank of Canada
284,000	2.125%, 3/2/2020	285,194
	Royal Bank of Scotland Group plc
590,000	7.500%, 8/10/2020[j]	617,877
412,000	8.625%, 8/15/2021[j]	456,805
385,000	7.648%, 9/30/2031[j]	489,142
	Santander UK Group Holdings plc
290,000	2.875%, 8/5/2021	291,309
	Santander UK plc
110,000	3.050%, 8/23/2018	111,309
	Simon Property Group, LP
95,000	2.500%, 9/1/2020	96,138
145,000	2.500%, 7/15/2021	145,751
	Societe Generale SA
1,200,000	8.000%, 9/29/2025[h,j]	1,374,000
	Standard Chartered plc
290,000	2.446%, (LIBOR 3M + 1.130%), 8/19/2019[f,h]	293,379
840,000	2.821%, (LIBOR 3M + 1.510%), 1/30/2027[f,h,j]	718,200
	State Street Capital Trust IV
1,655,000	2.320%, (LIBOR 3M + 1.000%), 6/15/2047[f]	1,509,857
	State Street Corporation
95,000	2.217%, (LIBOR 3M + 0.900%), 8/18/2020[f]	96,934
	Sumitomo Mitsui Financial Group, Inc.
282,000	2.934%, 3/9/2021	286,565
285,000	2.997%, (LIBOR 3M + 1.680%), 3/9/2021[f]	294,637
141,000	2.784%, 7/12/2022	141,349
	Sumitomo Mitsui Trust Bank, Ltd.
250,000	2.050%, 3/6/2019[h]	250,193
	SunTrust Banks, Inc.
120,000	2.900%, 3/3/2021	122,037
	Synchrony Financial
141,000	3.000%, 8/15/2019	143,289
35,000	2.541%, (LIBOR 3M + 1.230%), 2/3/2020[f]	35,349
156,000	3.750%, 8/15/2021	160,880
	Toronto-Dominion Bank
95,000	2.153%, (LIBOR 3M + 0.840%), 1/22/2019[f]	95,834
90,000	2.249%, (LIBOR 3M + 0.930%), 12/14/2020[f]	91,593
	UBS Group Funding Jersey, Ltd.
282,000	3.000%, 4/15/2021[h]	285,818
	UnitedHealth Group, Inc.
95,000	3.350%, 7/15/2022	99,182
	USB Realty Corporation
1,240,000	2.451%, (LIBOR 3M + 1.147%), 1/15/2022[f,h,j]	1,086,550
	Voya Financial, Inc.
93,000	2.900%, 2/15/2018	93,404
	Wachovia Capital Trust II
307,000	1.804%, (LIBOR 3M + 0.500%), 1/15/2027[f]	288,580

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Financials (7.6%) - continued
	Wells Fargo & Company
$290,000	2.150%, 1/30/2020	$290,741
280,000	2.100%, 7/26/2021	277,341
144,000	2.625%, 7/22/2022	144,237
287,000	2.423%, (LIBOR 3M + 1.110%), 1/24/2023[f]	291,952
335,000	2.541%, (LIBOR 3M + 1.230%), 10/31/2023[f]	342,588
	Welltower, Inc.
213,000	4.950%, 1/15/2021	228,517
	Westpac Banking Corporation
375,000	2.166%, (LIBOR 3M + 0.850%), 8/19/2021[f]	379,102
	XL Group plc
800,000	3.761%, (LIBOR 3M + 2.458%), 11/2/2017[f,j]	721,000

	Total	64,303,459

Foreign Government (3.6%)
	Argentina Government International Bond
577,000	6.875%, 4/22/2021	628,353
361,000	5.625%, 1/26/2022	378,689
708,000	7.500%, 4/22/2026	794,730
297,000	6.875%, 1/26/2027	320,760
652,499	8.280%, 12/31/2033	758,530
216,000	7.125%, 7/6/2036	226,476
542,206	2.500%, 12/31/2038[g]	384,966
252,000	7.625%, 4/22/2046	279,720
	Brazil Government International Bond
505,000	4.875%, 1/22/2021	540,370
754,000	2.625%, 1/5/2023	722,898
289,000	6.000%, 4/7/2026	320,790
365,000	7.125%, 1/20/2037	433,437
448,000	5.000%, 1/27/2045	416,954
180,000	5.625%, 2/21/2047	181,800
	Colombia Government International Bond
365,000	4.375%, 7/12/2021	389,455
253,000	2.625%, 3/15/2023	248,256
400,000	4.000%, 2/26/2024	416,800
140,000	7.375%, 9/18/2037	184,660
418,000	5.625%, 2/26/2044	467,324
498,000	5.000%, 6/15/2045	512,318
	Croatia Government International Bond
83,000	6.750%, 11/5/2019[h]	89,939
443,000	6.625%, 7/14/2020[h]	487,771
220,000	6.000%, 1/26/2024[h]	251,238
	Hungary Government International Bond
616,000	5.750%, 11/22/2023	713,815
614,000	5.375%, 3/25/2024	702,263
	Indonesia Government International Bond
475,000	4.875%, 5/5/2021[h]	511,944
105,000	3.750%, 4/25/2022[h]	108,952
364,000	3.375%, 4/15/2023[h]	370,079
464,000	5.875%, 1/15/2024[h]	531,912
84,000	4.125%, 1/15/2025[h]	88,156
312,000	4.750%, 1/8/2026[h]	340,182
365,000	8.500%, 10/12/2035[h]	541,364
184,000	6.750%, 1/15/2044[h]	245,812
730,000	5.125%, 1/15/2045[h]	806,598

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Foreign Government (3.6%) - continued
	Mexico Government International Bond
$174,000	5.750%, 10/12/2110	$186,528
516,000	4.000%, 10/2/2023	545,515
514,000	3.600%, 1/30/2025	526,850
478,000	4.125%, 1/21/2026	503,573
225,000	4.150%, 3/28/2027	236,486
149,000	6.750%, 9/27/2034	195,339
240,000	6.050%, 1/11/2040	288,000
448,000	4.750%, 3/8/2044	461,664
292,000	5.550%, 1/21/2045	335,654
252,000	4.600%, 1/23/2046	254,520
240,000	4.350%, 1/15/2047	233,400
	Panama Government International Bond
249,000	4.000%, 9/22/2024	265,808
308,000	3.750%, 3/16/2025	321,860
100,000	9.375%, 4/1/2029	150,750
303,000	6.700%, 1/26/2036	400,717
	Peru Government International Bond
145,000	5.625%, 11/18/2050	183,062
390,000	8.750%, 11/21/2033	613,860
	Philippines Government International Bond
275,000	4.000%, 1/15/2021	291,665
302,000	7.750%, 1/14/2031	439,449
186,000	6.375%, 10/23/2034	250,258
144,000	5.000%, 1/13/2037	170,029
288,000	3.950%, 1/20/2040	298,265
	Romania Government International Bond
314,000	4.375%, 8/22/2023[h]	336,636
164,000	4.875%, 1/22/2024[h]	180,843
74,000	6.125%, 1/22/2044[h]	93,994
	Russia Government International Bond
100,000	3.500%, 1/16/2019[h]	101,469
1,200,000	5.000%, 4/29/2020[h]	1,272,000
432,000	4.875%, 9/16/2023[h]	470,431
200,000	4.750%, 5/27/2026[h]	212,000
328,250	7.500%, 3/31/2030[h]	386,301
440,000	5.625%, 4/4/2042[h]	488,514
	South Africa Government International Bond
25,000	5.500%, 3/9/2020	26,588
340,000	5.875%, 5/30/2022	373,298
210,000	4.875%, 4/14/2026	211,774
444,000	4.300%, 10/12/2028	418,259
	Turkey Government International Bond
288,000	7.000%, 6/5/2020	314,467
605,000	5.125%, 3/25/2022	633,482
315,000	6.250%, 9/26/2022	345,501
426,000	5.750%, 3/22/2024	452,550
622,000	4.250%, 4/14/2026	597,531
310,000	4.875%, 10/9/2026	307,935
428,000	6.875%, 3/17/2036	482,891
282,000	6.750%, 5/30/2040	313,249
291,000	4.875%, 4/16/2043	258,406
436,000	6.625%, 2/17/2045	481,170

	Total	30,309,852

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Mortgage-Backed Securities (6.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
$4,175,000	3.000%, 10/1/2032[c]	$4,289,627
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
7,400,000	4.000%, 10/1/2047[c]	7,789,078
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
2,800,000	3.500%, 11/1/2046[c]	2,880,226
8,175,000	3.000%, 10/1/2047[c]	8,197,354
19,050,000	3.500%, 10/1/2047[c]	19,631,173
11,600,000	4.000%, 10/1/2047[c]	12,209,000

	Total	54,996,458

Technology (1.9%)
	Alliance Data Systems Corporation
650,000	5.375%, 8/1/2022[h]	669,500
	Apple, Inc.
284,000	2.850%, 5/6/2021	291,765
284,000	1.659%, (LIBOR 3M + 0.350%), 5/11/2022[f]	285,750
	Baidu, Inc.
143,000	3.000%, 6/30/2020	144,954
	Broadcom Corporation
287,000	2.375%, 1/15/2020[h]	288,542
	CommScope Technologies Finance, LLC
905,000	6.000%, 6/15/2025[h]	967,219
	Cypress Semiconductor Corporation Convertible
384,000	4.500%, 1/15/2022	501,360
	Diamond 1 Finance Corporation
120,000	3.480%, 6/1/2019[h]	122,296
284,000	5.450%, 6/15/2023[h]	311,482
	Equinix, Inc.
950,000	5.750%, 1/1/2025	1,022,437
	Fidelity National Information Services, Inc.
51,000	3.625%, 10/15/2020	53,097
375,000	2.250%, 8/15/2021	372,386
	First Data Corporation
850,000	5.375%, 8/15/2023[h]	889,100
	Hewlett Packard Enterprise Company
365,000	3.600%, 10/15/2020	378,267
	Inception Merger Sub, Inc.
945,000	8.625%, 11/15/2024[h]	1,007,606
	Intel Corporation
205,000	1.700%, 5/19/2021	202,996
95,000	3.100%, 7/29/2022	98,783
	Intel Corporation, Convertible
800,000	3.493%, 12/15/2035[g]	1,138,000
	Lumentum Holdings, Inc., Convertible
203,000	0.250%, 3/15/2024[h]	232,562
	Microchip Technology, Inc., Convertible
700,000	1.625%, 2/15/2027[h]	850,062
	Micron Technology, Inc., Convertible
425,000	2.375%, 5/1/2032	1,740,906
600,000	3.000%, 11/15/2043	829,125
	Microsoft Corporation
284,000	2.400%, 2/6/2022	287,350

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Technology (1.9%) - continued
	NetApp, Inc.
$211,000	2.000%, 9/27/2019	$210,899
	NXP BV
755,000	3.875%, 9/1/2022[h]	787,087
	NXP Semiconductors NV, Convertible
780,000	1.000%, 12/1/2019	942,825
	Oracle Corporation
95,000	2.500%, 5/15/2022	96,232
	Sensata Technologies BV
1,200,000	4.875%, 10/15/2023[h]	1,261,500
	Texas Instruments, Inc.
95,000	1.750%, 5/1/2020	94,664
	VMware, Inc.
141,000	2.300%, 8/21/2020	141,386

	Total	16,220,138

Transportation (0.4%)
	American Airlines Pass Through Trust
99,209	4.950%, 1/15/2023	106,286
	Avis Budget Car Rental, LLC
510,000	5.125%, 6/1/2022[h]	517,012
	Delta Air Lines, Inc.
63,585	4.950%, 5/23/2019	65,645
213,000	2.875%, 3/13/2020	215,364
	J.B. Hunt Transport Services, Inc.
95,000	3.300%, 8/15/2022	97,334
	Trinity Industries, Inc., Convertible
321,000	3.875%, 6/1/2036	430,341
	United Airlines Pass Through Trust
90,000	3.700%, 12/1/2022	92,925
	United Continental Holdings, Inc.
1,190,000	4.250%, 10/1/2022	1,198,925
	XPO Logistics, Inc.
850,000	6.500%, 6/15/2022[h]	892,500

	Total	3,616,332

Utilities (1.0%)
	Alabama Power Company
142,000	2.450%, 3/30/2022	142,030
	Ameren Corporation
90,000	2.700%, 11/15/2020	91,167
	Calpine Corporation
870,000	6.000%, 1/15/2022[h]	900,450
520,000	5.375%, 1/15/2023	506,428
	CenterPoint Energy, Inc.
142,000	2.500%, 9/1/2022	141,854
	Consolidated Edison, Inc.
142,000	2.000%, 3/15/2020	142,047
	Dominion Energy, Inc.
275,000	1.600%, 8/15/2019	273,197
282,000	2.579%, 7/1/2020	283,945
	Duke Energy Corporation
282,000	2.400%, 8/15/2022	279,910
	Dynegy, Inc.
1,200,000	7.375%, 11/1/2022	1,254,000
	Edison International
142,000	2.125%, 4/15/2020	141,976
	Emera U.S. Finance, LP
150,000	2.150%, 6/15/2019	150,045
	Exelon Generation Company, LLC
144,000	5.200%, 10/1/2019	152,707
213,000	2.950%, 1/15/2020	216,739
	FirstEnergy Corporation
214,000	2.850%, 7/15/2022	214,425

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Utilities (1.0%) - continued
	Fortis, Inc.
$250,000	2.100%, 10/4/2021	$245,398
	NextEra Energy Capital Holdings, Inc.
120,000	2.300%, 4/1/2019	120,601
	NiSource Finance Corporation
295,000	5.450%, 9/15/2020	321,155
	NRG Energy, Inc.
610,000	6.625%, 3/15/2023	630,587
	PPL Capital Funding, Inc.
350,000	3.500%, 12/1/2022	363,235
	PSEG Power, LLC
60,000	3.000%, 6/15/2021	61,083
	Southern Company
255,000	1.850%, 7/1/2019	254,843
141,000	2.350%, 7/1/2021	140,182
	Tallgrass Energy Partners, LP
700,000	5.500%, 1/15/2028[h]	711,375
	TransCanada Trust
725,000	5.875%, 8/15/2076	786,625

	Total	8,526,004

	Total Long-Term Fixed Income (cost $400,322,314)	416,837,132

Shares	Common Stock (28.1%)	Value
Consumer Discretionary (3.9%)
5,476	Amazon.com, Inc.[l]	5,264,353
50,013	American Axle & Manufacturing Holdings, Inc.[l]	879,229
2,300	AOKI Holdings, Inc.	30,189
7,800	Bandai Namco Holdings, Inc.	267,968
8,747	Barratt Developments plc	72,059
11,640	Berkeley Group Holdings plc	580,099
2,908	Breville Group, Ltd.	25,863
18,500	Bridgestone Corporation	839,969
6,157	Burlington Stores, Inc.[l]	587,747
484	Charter Communications, Inc.[l]	175,895
1,000	Cie Generale des Etablissements Michelin	145,901
87,354	Comcast Corporation	3,361,382
16,200	Denso Corporation	819,888
10,395	Dollar Tree, Inc.[l]	902,494
20,738	Eutelsat Communications	613,897
11,980	General Motors Company	483,752
6,400	Heiwa Corporation	126,823
50,500	Honda Motor Company, Ltd.	1,491,797
5,664	Hugo Boss AG	499,773
762	i-CABLE Communications, Ltd.[c,l]	25
22,200	Inchcape plc	256,773
1,777	Ipsos SA	61,505
4,159	JM AB	130,845
553	Linamar Corporation	33,745
20,464	Marks and Spencer Group plc	96,890
5,998	Netflix, Inc.[l]	1,087,737
13,725	Newell Brands, Inc.	585,646
1,875	Nexity SA	114,577
3,152	Next plc	222,192
25,464	NIKE, Inc.	1,320,308
141,700	Nissan Motor Company, Ltd.	1,403,769
9,080	Nutrisystem, Inc.	507,572
18,662	Peugeot SA	444,250
1,117	Priceline Group, Inc.[l]	2,045,026
14,290	Restaurant Brands International, Inc.	912,845
2,300	Sangetsu Company, Ltd.	39,539
12,033	Six Flags Entertainment Corporation	733,291

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (28.1%)	Value
Consumer Discretionary (3.9%) - continued
277	SSP Group plc	$1,996
26,055	Starbucks Corporation	1,399,414
14,100	Sumitomo Rubber Industries, Ltd.	258,793
39,297	Time, Inc.	530,510
19,002	Toll Brothers, Inc.	788,013
3,400	Toyoda Gosei Company, Ltd.	80,350
10,000	TV Asahi Holdings Corporation	199,675
21,271	Walt Disney Company	2,096,682
4,262	Wolters Kluwer NV	196,968
5,600	Yokohama Rubber Company, Ltd.	115,489

	Total	32,833,503

Consumer Staples (1.4%)
28,923	Altria Group, Inc.	1,834,297
3,200	Arcs Company, Ltd.	72,170
4,095	Coca-Cola Amatil, Ltd.	24,857
54,618	Cott Corporation	819,816
492	Ebro Foods SA	11,659
4,326	ForFarmers BV	56,242
7,686	Grieg Seafood ASA	75,688
1,746	Henkel AG & Company KGaA	212,611
1,200	Kesko Oyj	64,376
4,100	Kewpie Corporation	98,918
3,600	Lawson, Inc.	238,391
9	Lindt & Spruengli AG	51,350
1,000	Ministop Company, Ltd.	19,422
33,472	Philip Morris International, Inc.	3,715,727
2,200	Seven & I Holdings Company, Ltd.	84,996
42,370	Unilever NV	2,504,516
38,251	Unilever plc	2,213,940
48,000	Want Want China Holdings, Ltd.	33,819

	Total	12,132,795

Energy (1.6%)
4,334	Arch Coal, Inc.	310,921
321,813	BP plc	2,061,531
9,305	Contura Energy, Inc.	551,600
70,407	Halliburton Company	3,240,834
13,235	OMV AG	771,599
18,040	Parsley Energy, Inc.[l]	475,174
19,910	Pioneer Natural Resources Company	2,937,521
19,438	Repsol SA	358,714
12,184	Royal Dutch Shell plc	369,022
4,185	Royal Dutch Shell plc, Class A	126,478
27,447	Royal Dutch Shell plc, Class B	844,985
7,862	Statoil ASA	158,062
5,140	TGS Nopec Geophysical Company ASA	122,554
12,189	Total SA	654,478
12,189	Total SA Rights[d,l]	936
51,408	WPX Energy, Inc.[l]	591,192

	Total	13,575,601

Financials (4.8%)
3,744	Aareal Bank AG	158,713
11,687	ABN AMRO Group NVh	349,956
21,442	Aegon NV	124,985
2,708	Affiliated Managers Group, Inc.	514,060
306,957	Apollo Investment Corporation	1,875,507
187,819	Ares Capital Corporation	3,078,353
3,000	ASX, Ltd.	123,649
26,696	Australia & New Zealand Banking Group, Ltd.	621,846
86,436	Aviva plc	596,575
77,020	Banco Bilbao Vizcaya Argentaria SA	688,586
19,222	Bank of America Corporation	487,085

Shares	Common Stock (28.1%)	Value
Financials (4.8%) - continued
15,036	Bank of Nova Scotia	$966,449
15,721	Bank of the Ozarks, Inc.	755,394
6,624	CI Financial Corporation	144,876
35,078	Citigroup, Inc.	2,551,574
4,813	Close Brothers Group plc	95,176
23,143	CNP Assurances	542,543
7,500	Concordia Financial Group, Ltd.	37,095
8,599	Danske Bank AS	344,593
85,840	Direct Line Insurance Group plc	418,477
50,900	E*TRADE Financial Corporation[l]	2,219,749
21,108	Encore Capital Group, Inc.[l]	935,084
1,880	Euronext NVh	114,451
81,470	FlexiGroup, Ltd.	99,585
4,298	FNF Group	203,983
8,673	Genworth MI Canada, Inc.[m]	257,392
9,740	Goldman Sachs Group, Inc.	2,310,231
183,164	Golub Capital BDC, Inc.	3,447,146
5,838	Hannover Rueckversicherung SE	704,104
5,278	Hargreaves Lansdown plc	104,732
3,500	Hokuhoku Financial Group, Inc.	56,337
268,298	HSBC Holdings plc	2,652,345
9,303	ING Groep NV	171,475
3,023	Intact Financial Corporation	249,714
4,816	Interactive Brokers Group, Inc.	216,913
22,340	Intercontinental Exchange, Inc.	1,534,758
41,843	KeyCorp	787,485
3,478	Macquarie Group, Ltd.	249,011
8,950	Meta Financial Group, Inc.	701,680
23,377	MetLife, Inc.	1,214,435
17,400	Mitsubishi UFJ Financial Group, Inc.	113,132
198,900	Mizuho Financial Group, Inc.	348,680
586	Muenchener Rueckversicherungs-Gesellschaft AG	125,419
9,929	National Bank of Canada	477,849
22,026	Nordea Bank AB	299,052
75,110	Old Mutual plc	195,660
4,192	Pargesa Holding SA	348,804
5,690	Plus500, Ltd.	68,393
9,797	Power Corporation of Canada	248,978
57,340	Santander Consumer USA Holdings Inc.[l]	881,316
6,139	Schroders plc	276,173
10,577	SCOR SE	443,586
37,900	Senshu Ikeda Holdings, Inc.	146,003
10,525	Societe Generale	616,776
63,310	Synchrony Financial	1,965,776
3,085	Talanx AG	124,816
5,027	TD Ameritrade Holding Corporation	245,318
368	TMX Group, Ltd.	20,793
517	Vienna Insurance Group AG Wiener Versicherung Gruppe	15,274
15,122	Zions Bancorporation	713,456
74	Zurich Insurance Group AG	22,613

	Total	40,403,969

Health Care (3.1%)
17,500	Acadia Healthcare Company, Inc.[l]	835,800
1,335	Ansell, Ltd.	23,394
6,780	Anthem, Inc.	1,287,386
65,600	Astellas Pharmaceutical, Inc.	834,927
18,787	Celgene Corporation[l]	2,739,520
8,190	CIGNA Corporation	1,531,039
2,374	Danaher Corporation	203,642
26,976	GlaxoSmithKline plc ADR	1,095,226
18,387	Hologic, Inc.[l]	674,619
463	Le Noble Age SA	30,868

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (28.1%)	Value
Health Care (3.1%) - continued
31,807	Medtronic plc	$2,473,630
8,882	Merck KGaA	989,212
23,892	Novartis AG	2,049,335
50,303	Novo Nordisk AS	2,418,504
3,799	Teleflex, Inc.	919,244
26,207	UnitedHealth Group, Inc.	5,132,641
5,003	Waters Corporation[l]	898,139
13,208	Zimmer Biomet Holdings, Inc.	1,546,525

	Total	25,683,651

Industrials (2.8%)
11,105	Adecco SA	865,130
2,900	Asahi Glass Company, Ltd.	107,715
11,437	Atlas Copco AB	444,301
41,500	CK Hutchison Holdings, Ltd.	531,544
28,660	CSX Corporation	1,555,092
13,780	Cummins, Inc.	2,315,453
3,000	Dai Nippon Printing Company, Ltd.	71,944
23,410	Delta Air Lines, Inc.	1,128,830
5,082	Deutsche Lufthansa AG	141,324
28,860	Eaton Corporation plc	2,216,159
3,423	Ferguson plc	224,580
2,262	Finning International, Inc.	51,721
40,094	GWA Group, Ltd.	82,382
2,900	Hitachi Transport System, Ltd.	67,207
12,950	Illinois Tool Works, Inc.	1,916,082
4,700	Inaba Denki Sangyo Company, Ltd.	195,080
65,500	ITOCHU Corporation	1,073,203
2,000	KITZ Corporation	16,317
2,185	Loomis AB	86,838
10,700	Marubeni Corporation	73,147
11,233	Masonite International Corporation[l]	777,324
26,116	Meggitt plc	182,413
5,544	Middleby Corporation[l]	710,574
8,000	Mitsuboshi Belting, Ltd.	96,560
25,386	Monadelphous Group, Ltd.	313,565
15,579	National Express Group plc	73,880
13,000	Nitto Kogyo Corporation	229,969
4,751	Northgate plc	27,614
9,280	Oshkosh Corporation	765,971
25,508	PageGroup plc	170,352
15,305	RELX NV	325,589
887	Rockwool International AS	240,840
15,542	Saia, Inc.[l]	973,706
1,393	Schindler Holding AG, Participation Certificate	307,848
6,420	Siemens AG	905,917
34,210	SKF AB	746,891
10,300	Smiths Group plc	217,840
52,300	Sojitz Corporation	144,716
2,059	Spirax-Sarco Engineering plc	152,547
1,471	Sulzer, Ltd.	173,783
1,800	Taikisha, Ltd.	49,647
20,770	Team, Inc.[l]	277,280
10,800	Teijin, Ltd.	213,072
5,100	Toppan Forms Company, Ltd.	54,131
3,460	Transcontinental, Inc.	71,515
6,000	Tsubakimoto Chain Company	47,954
8,779	Vinci SA	834,115
4,698	WABCO Holdings, Inc.[l]	695,304
2,674	WSP Global, Inc.	111,246
10,939	YIT Oyj	89,511
2,100	Yuasa Trading Company, Ltd.	74,233

	Total	23,219,956

Shares	Common Stock (28.1%)	Value
Information Technology (4.6%)
3,324	Alliance Data Systems Corporation	$736,432
2,340	Alphabet, Inc., Class Al	2,278,505
2,047	Alphabet, Inc., Class Cl	1,963,298
4,688	Altaba, Inc.[l]	310,533
5	Alten SA	452
40,373	Apple, Inc.	6,222,287
898	BKW FMB Energie	53,949
6,900	Canon, Inc.	236,125
9,637	Capgemini SA	1,129,687
3,887	Capital Power Corporation	76,852
35,009	Ciena Corporation[l]	769,148
58,652	Cisco Systems, Inc.	1,972,467
11,590	Dolby Laboratories, Inc.	666,657
6,331	F5 Networks, Inc.[l]	763,265
16,180	Facebook, Inc.[l]	2,764,677
28,074	Finisar Corporation[l]	622,400
15,000	FUJIFILM Holdings NPV	582,770
25,002	Juniper Networks, Inc.	695,806
26,500	Konica Minolta Holdings, Inc.	217,729
1,500	Kulicke and Soffa Industries, Inc.[l]	32,355
3,225	Lam Research Corporation	596,754
28,930	Microsoft Corporation	2,154,996
6,800	NEC Networks & System Integration Corporation	162,458
17,915	New Relic, Inc.[l]	892,167
7,275	NVIDIA Corporation	1,300,552
8,672	NXP Semiconductors NVl	980,716
46,410	PayPal Holdings, Inc.[l]	2,971,632
10,300	Red Hat, Inc.[l]	1,141,858
12,520	Salesforce.com, Inc.[l]	1,169,618
2,010	SMA Solar Technology AGm	78,860
25,740	Twitter, Inc.[l]	434,234
33,690	Visa, Inc.	3,545,536
16,994	Xilinx, Inc.	1,203,685

	Total	38,728,460

Materials (1.0%)
3,600	Adeka Corporation	65,693
4,866	APERAM	255,003
1,940	Ashland Global Holdings, Inc.	126,857
6,130	BHP Billiton plc	108,170
21,144	BHP Billiton, Ltd.	428,796
4,870	Crown Holdings, Inc.[l]	290,837
29,000	Daicel Corporation	349,674
1,846	Eagle Materials, Inc.	196,968
17,840	Evonik Industries AG	637,822
3,539	FMC Corporation	316,068
13,109	Granges AB	150,252
5,400	JSR Corporation	102,675
6,000	Kaneka Corporation	46,620
26,000	Kuraray Company, Ltd.	486,455
14,800	Kyoei Steel, Ltd.	230,956
3,180	Mondi plc	85,495
4,374	Neenah Paper, Inc.	374,196
800	Nippon Shokubai Company, Ltd.	56,547
82,353	Norsk Hydro ASA	600,912
17,000	Oji Holdings Corporation	91,793
4,050	Packaging Corporation of America	464,454
3,000	Rengo Company, Ltd.	17,857
2,321	Rio Tinto, Ltd.	121,655
4,970	Sensient Technologies Corporation	382,292
5,888	Solvay SA	880,243
100	Sumitomo Seika Chemicals Company, Ltd.	4,783
8,200	Toagosei Company, Ltd.	109,926
34,586	UPM-Kymmene Oyj	938,351

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (28.1%)	Value
Materials (1.0%) - continued
7,274	Valvoline, Inc.	$170,575
30,774	Verso Corporation[l]	156,640
2,300	Yamato Kogyo Company, Ltd.	62,343

	Total	8,310,908

Real Estate (4.0%)
3,050	Acadia Realty Trust	87,291
1,500	Agree Realty Corporation	73,620
10,920	Alexandria Real Estate Equities, Inc.	1,299,152
9,014	Alstria Office REIT AG	128,855
1,300	American Assets Trust, Inc.	51,701
4,050	American Campus Communities, Inc.	178,807
8,500	American Homes 4 Rent	184,535
6,089	American Tower Corporation	832,245
5,650	Apartment Investment & Management Company	247,809
6,700	Apple Hospitality REIT, Inc.	126,697
900	Armada Hoffler Properties, Inc.	12,429
3,445	Artis Real Estate Investment Trust	36,500
4,100	AvalonBay Communities, Inc.	731,522
2,269	Bluerock Residential Growth REIT, Inc.	25,095
6,732	Boston Properties, Inc.	827,228
5,200	Brandywine Realty Trust	90,948
31,749	British Land Company plc	256,331
10,796	Brixmor Property Group, Inc.	202,965
12,137	Camden Property Trust	1,109,929
1,638	Chesapeake Lodging Trust	44,177
900	City Office REIT, Inc.	12,393
15,394	Colony NorthStar, Inc.	193,349
2,600	Colony Starwood Homes	94,562
1,600	Columbia Property Trust, Inc.	34,832
3,200	CoreCivic, Inc.	85,664
1,050	CoreSite Realty Corporation	117,495
3,100	Corporate Office Properties Trust	101,773
10,861	Cousins Properties, Inc.	101,442
4,908	Crown Castle International Corporation	490,702
6,700	CubeSmart	173,932
2,550	CyrusOne, Inc.	150,272
300	Daito Trust Construction Company, Ltd.	54,655
3,100	DCT Industrial Trust, Inc.	179,552
9,700	DDR Corporation	88,852
65,601	DEXUS Property Group	489,541
5,575	DiamondRock Hospitality Company	61,046
6,098	Digital Realty Trust, Inc.	721,576
4,000	Douglas Emmett, Inc.	157,680
40,666	Duke Realty Corporation	1,171,994
486	EastGroup Properties, Inc.	42,826
1,800	Education Realty Trust, Inc.	64,674
2,410	Empire State Realty Trust, Inc.	49,501
1,979	EPR Properties	138,015
3,083	Equinix, Inc.	1,375,943
3,700	Equity Commonwealth[l]	112,480
2,700	Equity Lifestyle Properties, Inc.	229,716
14,302	Equity Residential	942,931
2,100	Essex Property Trust, Inc.	533,463
3,950	Extra Space Storage, Inc.	315,684
2,200	Federal Realty Investment Trust	273,262
4,350	First Industrial Realty Trust, Inc.	130,891
7,117	Forest City Realty Trust, Inc.	181,555
2,900	Franklin Street Properties Corporation	30,798
5,350	Gaming and Leisure Properties, Inc.	197,362
52,590	General Growth Properties, Inc.	1,092,294

Shares	Common Stock (28.1%)	Value
Real Estate (4.0%) - continued
3,850	GEO Group, Inc.	$103,565
5,627	Gramercy Property Trust	170,217
5,733	H&R Real Estate Investment Trust	98,969
45,000	Hang Lung Properties, Ltd.	107,137
13,000	HCP, Inc.	361,790
5,000	Healthcare Realty Trust, Inc.	161,700
6,550	Healthcare Trust of America, Inc.	195,190
4,400	Highwoods Properties, Inc.	229,196
4,900	Hospitality Properties Trust	139,601
22,752	Host Hotels & Resorts, Inc.	420,684
4,950	Hudson Pacific Properties, Inc.	165,974
75,000	Hysan Development Company, Ltd.	353,855
4,200	Invitation Homes, Inc.	95,130
6,800	Iron Mountain, Inc.	264,520
3,985	JBG SMITH Properties[l]	136,327
2,900	Kilroy Realty Corporation	206,248
11,659	Kimco Realty Corporation	227,933
1,900	Kite Realty Group Trust	38,475
2,070	Lamar Advertising Company	141,857
3,200	LaSalle Hotel Properties	92,864
4,400	Liberty Property Trust	180,664
1,364	Life Storage, Inc.	111,589
4,200	Macerich Company	230,874
2,650	Mack-Cali Realty Corporation	62,831
9,650	Medical Properties Trust, Inc.	126,705
350	MGM Growth Properties, LLC	10,574
3,266	Mid-America Apartment Communities, Inc.	349,070
1,800	National Health Investors, Inc.	139,122
5,800	National Retail Properties, Inc.	241,628
866	National Storage Affiliates Trust	20,992
458	NexPoint Residential Trust, Inc.	10,868
4,350	Omega Healthcare Investors, Inc.	138,808
3,800	Outfront Media, Inc.	95,684
1,601	Paramount Group, Inc.	25,616
3,286	Park Hotels & Resorts, Inc.	90,562
1,800	Pebblebrook Hotel Trust	65,052
9,450	Physicians Realty Trust	167,549
1,300	Piedmont Office Realty Trust, Inc.	26,208
22,882	Prologis, Inc.	1,452,092
5,742	Public Storage, Inc.	1,228,731
1,408	QTS Realty Trust, Inc.	73,723
2,780	Quality Care Properties, Inc.[l]	43,090
2,200	Ramco-Gershenson Properties Trust	28,622
7,110	Realty Income Corporation	406,621
5,180	Regency Centers Corporation	321,367
3,150	Retail Opportunity Investments Corporation	59,882
5,300	Retail Properties of America, Inc.	69,589
6,437	RLJ Lodging Trust	141,614
23,000	Road King Infrastructure, Ltd.	37,159
1,300	Ryman Hospitality Properties	81,237
6,366	Sabra Health Care REIT, Inc.	139,670
4,926	Senior Housing Property Trust	96,303
12,657	Simon Property Group, Inc.	2,037,904
3,000	SL Green Realty Corporation	303,960
12,800	Spirit Realty Capital, Inc.	109,696
1,300	STAG Industrial, Inc.	35,711
113,605	Stockland	383,655
6,431	Store Capital Corporation	159,939
5,660	Summit Hotel Properties, Inc.	90,503
2,550	Sun Communities, Inc.	218,484
19,000	Sun Hung Kai Properties, Ltd.	309,515
6,387	Sunstone Hotel Investors, Inc.	102,639
7,500	Swire Pacific, Ltd.	73,016
4,717	TAG Immobilien AG	79,351

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (28.1%)	Value
Real Estate (4.0%) - continued
2,383	Tanger Factory Outlet Centers, Inc.	$58,193
1,900	Taubman Centers, Inc.	94,430
7,650	UDR, Inc.	290,929
2,700	Urban Edge Properties	65,124
900	Urstadt Biddle Properties, Inc.	19,530
10,400	Ventas, Inc.	677,352
29,128	VEREIT, Inc.	241,471
7,970	Vornado Realty Trust	612,734
3,100	Washington Prime Group, Inc.	25,823
800	Washington REIT	26,208
3,600	Weingarten Realty Investors	114,264
10,580	Welltower, Inc.	743,562
55,400	Wing Tai Holdings, Ltd.	88,312
1,900	WP Carey, Inc.	128,041
3,200	Xenia Hotels & Resorts, Inc.	67,360

	Total	33,883,577

Telecommunications Services (0.5%)
5,877	Freenet AG	196,682
161,636	KCOM Group plc	214,426
16,100	Nippon Telegraph & Telephone Corporation	737,714
77,600	NTT DOCOMO, Inc.	1,773,686
6,138	Proximus SA	211,600
20,826	TDC AS	122,135
15,900	Telefonica Deutschland Holding AG	89,352
52,650	Telenor ASA	1,115,367

	Total	4,460,962

Utilities (0.4%)
3,578	Canadian Utilities, Ltd.	111,118
22,700	Chubu Electric Power Company, Inc.	282,112
1,000	Electric Power Development Company, Ltd.	25,121
57,109	Electricidade de Portugal SA	215,339
556	Elia System Operator SA	32,208
32,208	MDU Resources Group, Inc.	835,798
18,180	New Jersey Resources Corporation	766,287
37,200	Osaka Gas Company, Ltd.	691,416
38,810	Redes Energeticas Nacionais SGPS SA	126,479
2,871	Verbund AG	67,713

	Total	3,153,591

	Total Common Stock (cost $208,294,072)	236,386,973

Shares	Registered Investment Companies (3.0%)	Value
Affiliated Fixed Income Holdings (1.5%)
1,274,114	Thrivent Core Emerging Market Debt Fund	12,600,990

	Total	12,600,990

Equity Funds/Exchange Traded Funds (1.5%)
418,500	Alerian MLP ETF	4,695,570
7,660	iShares MSCI EAFE Index Fund	524,557
74,692	Materials Select Sector SPDR Fund	4,242,506
6,353	Powershares S&P SmallCap Information Technology Portfolio	502,522

Shares	Registered Investment Companies (3.0%)	Value
Equity Funds/Exchange Traded Funds (1.5%) - continued
54,581	Utilities Select Sector SPDR Fund	$2,895,522

	Total	12,860,677

Fixed Income Funds/Exchange Traded Funds (<0.1%)
850	iShares J.P. Morgan USD Emerging Markets Bond ETF	98,957
1,755	Vanguard Short-Term Corporate Bond ETF	140,628

	Total	239,585

	Total Registered Investment Companies (cost $27,437,930)	25,701,252

Shares	Preferred Stock (2.4%)	Value
Consumer Non-Cyclical (0.2%)
48,800	CHS, Inc., 7.100%[j]	1,415,688

	Total	1,415,688

Consumer Staples (0.3%)
8,608	Bunge, Ltd., Convertible, 4.875%[j]	895,355
31,000	CHS, Inc., 6.750%[j]	854,050
8,420	Henkel AG & Company KGaA, 1.620%	1,147,155

	Total	2,896,560

Energy (<0.1%)
6,912	Alpha Natural Resources, Inc., 0.000%[l]	158,976
6,912	ANR Holdings, Inc., 0.000%[l]	42,854
11,500	NuStar Logistics, LP, 7.625%	291,640

	Total	493,470

Financials (1.6%)
8,335	Agribank FCB, 6.875%[j]	921,018
54,977	Annaly Capital Management, Inc., 7.500%[j]	1,394,767
44,780	Citigroup, Inc., 6.875%[j]	1,298,172
35,980	Citigroup, Inc., 7.681%[f]	999,524
12,970	Cobank ACB, 6.250%*,j	1,390,628
13,164	Federal National Mortgage Association, 0.000%[j,l]	91,753
60,150	GMAC Capital Trust I, 7.100%[f]	1,587,960
40,200	Goldman Sachs Group, Inc., 5.500%[j]	1,095,450
32,100	Morgan Stanley, 7.125%[j]	941,814
9,175	PNC Financial Services Group, Inc., 6.125%[j]	263,414
39,100	U.S. Bancorp, 6.500%[j]	1,139,765
1,739	Wells Fargo & Company, Convertible, 7.500%[j]	2,286,785

	Total	13,411,050

Health Care (0.2%)
1,480	Allergan plc, Convertible, 5.500%	1,085,025
9,768	Becton Dickinson and Company, Convertible, 6.125%	539,780

	Total	1,624,805

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Preferred Stock (2.4%)	Value
Industrials (0.1%)
4,915	Stanley Black & Decker, Inc., Convertible, 5.375%	$563,505

	Total	563,505

	Total Preferred Stock (cost $19,153,438)	20,405,078

Shares	Collateral Held for Securities Loaned (0.1%)	Value
255,200	Thrivent Cash Management Trust	255,200

	Total Collateral Held for Securities Loaned (cost $255,200)	255,200

Shares or Principal Amount	Short-Term Investments (12.5%)[n]	Value
	Federal Home Loan Bank Discount Notes
100,000	1.020%, 10/18/2017[o]	99,956
100,000	1.030%, 10/31/2017[o]	99,920
100,000	1.030%, 11/3/2017[o]	99,911
100,000	1.039%, 11/15/2017[o]	99,878
1,700,000	1.040%, 12/22/2017[o]	1,696,022
	Thrivent Core Short-Term Reserve Fund
10,337,948	1.340%	103,379,479

	Total Short-Term Investments (cost $105,475,033)	105,475,166

	Total Investments (cost $876,595,963) 109.2%	$919,999,603

	Other Assets and Liabilities, Net (9.2%)	(77,273,780)

	Total Net Assets 100.0%	$842,725,823

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the Notes to Financial Statements.
e	Denotes payment-in-kind security. The security paid an interest or dividend payment with additional fixed income or equity securities in lieu of, or in addition to a cash payment. The cash rate and/or payment-in-kind rate shown are as of 9/29/2017.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 29, 2017.
g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 29, 2017.
h	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 29, 2017, the value of these investments was $97,649,083 or 11.6% of total net assets.
i	All or a portion of the security is insured or guaranteed.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
k	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
l	Non-income producing security.
m	All or a portion of the security is on loan.
n	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Diversified Income Plus Fund as of September 29, 2017 was $30,651,027 or 3.6% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 29, 2017.

Security	Acquisition Date	Cost
AJAX Mortgage Loan Trust, 4/25/2057	5/19/2017	$1,225,076
ALM XI Ltd., 10/17/2026	4/28/2017	1,475,000
Angel Oak Mortgage Trust, 11/25/2045	12/10/2015	332,786
Apidos CLO XVIII, 7/22/2026	4/4/2017	900,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	1,950,490
CLUB Credit Trust, 4/17/2023	6/14/2017	1,124,995
Cobank ACB, 6.250%, 10/1/2022	10/1/2012	1,311,220
COLT Mortgage Loan Trust, 9/25/2046	9/9/2016	761,016
Digicel, Ltd., 4/15/2021	6/9/2014	1,426,484
GCAT, LLC, 3/25/2047	3/22/2017	1,542,671
Liberty Mutual Group, Inc., 6/15/2058	1/12/2009	1,047,867
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	1,950,000
Mariner Finance Issuance Trust, 2/20/2029	2/16/2017	1,399,724
Murray Hill Marketplace Trust, 11/25/2022	10/6/2016	128,093
NRZ Advance Receivables Trust Advance Receivables Backed, 6/15/2049	6/23/2016	999,998
Oak Hill Advisors Residential Loan Trust, 6/25/2057	8/8/2017	1,643,998
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	1,350,000
Preston Ridge Partners Mortgage Trust, LLC, 9/27/2021	9/23/2016	952,228
Preston Ridge Partners Mortgage Trust, LLC, 1/25/2022	1/24/2017	1,077,835
Preston Ridge Partners Mortgage Trust, LLC, 9/25/2022	9/27/2017	1,199,884
Pretium Mortgage Credit Partners, LLC, 4/29/2032	3/31/2017	1,362,179
Sunset Mortgage Loan Company, LLC, 9/18/2045	10/2/2015	485,056
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	310,635
Sunset Mortgage Loan Company, LLC, 6/15/2047	6/15/2017	996,693

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Security	Acquisition Date	Cost
US Residential Opportunity Fund Trust, 7/27/2036	7/20/2016	$1,171,161
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	248,298
Voya CLO 4, Ltd., 10/14/2026	6/16/2017	1,650,000

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus Fund as of September 29, 2017:

Securities Lending Transactions

Common Stock	$241,693
Total lending	$241,693
Gross amount payable upon return of collateral for securities loaned	$255,200
Net amounts due to counterparty	$13,507

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
FNMA	-	Federal National Mortgage Association
PIK	-	Payment-In-Kind
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
CMT 1Y	-	Constant Maturity Treasury Yield 1 Year
COF 11	-	11th District Cost of Funds
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 6M	-	ICE Libor USD Rate 6 Month
USISDA 10Y	-	ICE Swap USD Rate 10 Year

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 29, 2017, in valuing Diversified Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	7,901,657	–	7,154,257	747,400
Capital Goods	7,418,090	–	6,314,635	1,103,455
Communications Services	36,058,657	–	33,184,020	2,874,637
Consumer Cyclical	15,339,750	–	15,049,750	290,000
Consumer Non-Cyclical	16,545,895	–	16,545,895	–
Energy	2,836,769	–	2,301,469	535,300
Financials	9,611,836	–	9,346,184	265,652
Technology	11,691,562	–	11,691,562	–
Transportation	3,974,024	–	3,226,335	747,689
Utilities	3,560,562	–	3,042,144	518,418
Long-Term Fixed Income
Asset-Backed Securities	38,943,092	–	38,943,092	–
Basic Materials	11,238,503	–	11,238,503	–
Capital Goods	14,936,165	–	14,936,165	–
Collateralized Mortgage Obligations	87,011,003	–	85,811,003	1,200,000
Communications Services	22,956,652	–	22,956,652	–
Consumer Cyclical	20,904,843	–	20,904,843	–
Consumer Non-Cyclical	21,485,576	–	21,485,576	–
Energy	21,389,055	–	21,389,055	–
Financials	64,303,459	–	59,144,503	5,158,956
Foreign Government	30,309,852	–	30,309,852	–
Mortgage-Backed Securities	54,996,458	–	54,996,458	–
Technology	16,220,138	–	16,220,138	–
Transportation	3,616,332	–	3,616,332	–
Utilities	8,526,004	–	8,526,004	–
Common Stock
Consumer Discretionary	32,833,503	23,661,896	9,171,607	–
Consumer Staples	12,132,795	6,369,840	5,762,955	–
Energy	13,575,601	8,107,242	5,467,423	936
Financials	40,403,969	26,639,303	13,764,666	–
Health Care	25,683,651	19,337,411	6,346,240	–
Industrials	23,219,956	13,331,775	9,888,181	–
Information Technology	38,728,460	36,189,578	2,538,882	–
Materials	8,310,908	2,478,887	5,832,021	–
Real Estate	33,883,577	31,386,726	2,496,851	–
Telecommunications Services	4,460,962	–	4,460,962	–
Utilities	3,153,591	1,602,085	1,551,506	–
Registered Investment Companies
Affiliated Fixed Income Holdings	12,600,990	12,600,990	–	–
Equity Funds/Exchange Traded Funds	12,860,677	12,860,677	–	–
Fixed Income Funds/Exchange Traded Funds	239,585	239,585	–	–
Preferred Stock
Consumer Non-Cyclical	1,415,688	1,415,688	–	–
Consumer Staples	2,896,560	1,749,405	1,147,155	–
Energy	493,470	291,640	201,830	–
Financials	13,411,050	11,099,404	2,311,646	–
Health Care	1,624,805	1,624,805	–	–
Industrials	563,505	563,505	–	–
Short-Term Investments	2,095,687	–	2,095,687	–
Subtotal Investments in Securities	$816,364,924	$211,550,442	$591,372,039	$13,442,443

Other Investments *	Total
Short-Term Investments	103,379,479
Collateral Held for Securities Loaned	255,200
Subtotal Other Investments	$103,634,679

Total Investments at Value	$919,999,603

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 29, 2017

(unaudited)

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	303,449	303,449	–	–
Total Asset Derivatives	$303,449	$303,449	$–	$–

Liability Derivatives
Futures Contracts	1,154,794	1,154,794	–	–
Total Liability Derivatives	$1,154,794	$1,154,794	$–	$–

There were no significant transfers between Levels during the period ended September 29, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Diversified Income Plus Fund’s futures contracts held as of September 29, 2017. Investments and/or cash totaling $2,095,687 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 5-Yr. U.S. Treasury Bond Future	250	December 2017	$29,658,978	$29,375,000	($283,978)
CBOT U.S. Long Bond	55	December 2017	8,553,108	8,404,687	(148,421)
CME Ultra Long Term U.S. Treasury Bond	1	December 2017	168,167	165,125	(3,042)
S&P 500 Index Mini-Futures	80	December 2017	9,854,396	10,064,400	210,004
Total Futures Long Contracts					($225,437)
CBOT 10-Yr. U.S. Treasury Bond Future	(40)	December 2017	($5,069,872)	($5,012,500)	$57,372
CBOT 2-Yr. U.S. Treasury Note	(58)	December 2017	(12,546,855)	(12,510,782)	36,073
S&P 500 Index Futures	(55)	December 2017	(33,877,022)	(34,596,375)	(719,353)
Total Futures Short Contracts					($625,908)
Total Futures Contracts					($851,345)

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
S&P	-	Standard & Poor’s

The following table presents Diversified Income Plus Fund’s options contracts held as of September 29, 2017.

Option Description (Underlying Security Description)	Counter- party	Number of Contracts	Exercise Price	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
FNMA Conventional 30-Yr. Pass Through Call Option(*)	JPM	(8)	$101.08	October 2017	(8,197,354)	($818)	$30,477
(Federal National Mortgage Association Conventional 30-Yr. Pass Through)
Total Options Written Contracts						($818)	$30,477

(*)	Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the Notes to Financial Statements.

Counterparty

JPM	-	J.P. Morgan

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated funds.

A summary of transactions (in thousands) for the fiscal year to date, in Diversified Income Plus Fund, is as follows:

Fund	Value 12/31/2016	Gross Purchases	Gross Sales	Gain/ (Loss)	Unrealized Appreciation/ (Depreciation)	Shares Held at 9/29/2017	Value 9/29/2017	Income Earned 1/1/2017 - 9/29/2017
Cash Management Trust- Collateral Investment	$223	$16,066	$16,033	$–	$–	255	$256	$31
Core Short-Term Reserve	67,273	277,791	241,685	–	–	10,338	103,379	677
Core Emerging Market Debt	–	12,601	–	–	–	1,274	12,601	–
Total Value and Income Earned	$67,495			$–	$–		$116,236	$708

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Bank Loans (15.3%)[a]	Value
Basic Materials (1.3%)
	Arch Coal, Inc., Term Loan
$25,000	0.000%, (LIBOR 3M + 3.250%), 3/7/2024[b,c]	$25,070
	Chemours Company, Term Loan
84,575	3.740%, (LIBOR 1M + 2.500%), 5/12/2022	84,998
	Contura Energy, Inc., Term Loan
121,250	6.280%, (LIBOR 2M + 5.000%), 3/17/2024	119,280
	Peabody Energy Corporation, Term Loan
35,000	0.000%, (LIBOR 1M + 3.500%), 3/31/2022[b,c]	35,153

	Total	264,501

Capital Goods (1.5%)
	Cortes NP Intermediate Holding II Corporation, Term Loan
125,000	5.239%, (LIBOR 1M + 4.000%), 11/30/2023	125,885
	Sterigenics-Nordion Holdings, LLC, Term Loan
179,100	4.235%, (LIBOR 1M + 3.000%), 5/15/2022[d]	179,100

	Total	304,985

Communications Services (3.7%)
	Altice Financing SA, Term Loan
89,775	4.054%, (LIBOR 3M + 2.750%), 7/15/2025	89,832
	Altice US Finance I Corporation, Term Loan
124,688	3.485%, (LIBOR 1M + 2.250%), 7/14/2025	124,033
	CBS Radio, Inc., Term Loan
125,000	0.000%, (LIBOR 3M + 2.750%), 10/17/2023[b,c]	125,156
	CSC Holdings, LLC, Term Loan
124,687	3.484%, (LIBOR 1M + 2.250%), 7/17/2025	123,886
	Hargray Merger Subsidiary Corporation, Term Loan
34,912	4.235%, (LIBOR 1M + 3.000%), 3/24/2024	35,014
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
90,000	4.804%, (LIBOR 3M + 3.500%), 1/7/2022[d]	83,700
	New LightSquared, Term Loan
105,130	20.134%, PIK 9.97%, (LIBOR 3M + 8.750%), 12/7/2020[e]	98,349
	SFR Group SA, Term Loan
79,800	4.061%, (LIBOR 3M + 2.750%), 6/22/2025	79,381

	Total	759,351

Consumer Cyclical (1.8%)
	Amaya Holdings BV, Term Loan
124,048	4.833%, (LIBOR 3M + 3.500%), 8/1/2021	124,358
	Boyd Gaming Corporation, Term Loan
121,904	3.694%, (LIBOR 1W + 2.500%), 9/15/2023	122,239

Principal Amount	Bank Loans (15.3%)[a]	Value
Consumer Cyclical (1.8%) - continued
	Eldorado Resorts, Inc., Term Loan
$86,368	3.563%, (LIBOR 1M + 2.250%), 4/17/2024	$86,261
	Golden Nugget, Inc., Term Loan
45,000	0.000%, (LIBOR 3M + 3.250%), 10/4/2023[b,c]	45,225

	Total	378,083

Consumer Non-Cyclical (1.2%)
	CHS/Community Health Systems, Inc., Term Loan
40,057	4.317%, (LIBOR 3M + 3.000%), 1/27/2021	39,768
	Endo Luxembourg Finance Company I SARL., Term Loan
89,775	5.500%, (LIBOR 1M + 4.250%), 4/27/2024	90,560
	Valeant Pharmaceuticals International, Inc., Term Loan
104,819	5.990%, (LIBOR 1M + 4.750%), 4/1/2022	106,664

	Total	236,992

Financials (1.9%)
	ASP AMC Merger Sub, Inc., Term Loan
113,096	4.833%, (LIBOR 3M + 3.500%), 4/13/2024	111,493
	Avolon TLB Borrower 1 US, LLC, Term Loan
50,000	0.000%, (LIBOR 3M + 2.250%), 4/3/2022[b,c]	50,094
	Colorado Buyer, Inc., Term Loan
59,850	4.310%, (LIBOR 3M + 3.000%), 5/1/2024	60,049
65,000	8.570%, (LIBOR 3M + 7.250%), 5/1/2025	65,866
	Gartner, Inc., Term Loan
109,450	3.235%, (LIBOR 1M + 2.000%), 4/5/2024[d]	110,271

	Total	397,773

Technology (2.4%)
	First Data Corporation, Term Loan
90,494	3.737%, (LIBOR 1M + 2.500%), 4/26/2024	90,770
	Harland Clarke Holdings Corporation, Term Loan
49,684	0.000%, (LIBOR 3M + 5.500%), 2/9/2022[b,c]	49,901
	Micron Technologies, Inc., Term Loan
89,547	3.740%, (LIBOR 1M + 2.500%), 4/26/2022	90,113
	ON Semiconductor Corporation, Term Loan
43,830	3.485%, (LIBOR 1M + 2.250%), 3/31/2023	43,962
	Western Digital Corporation, Term Loan
124,062	3.985%, (LIBOR 1M + 2.750%), 4/29/2023	124,714

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Bank Loans (15.3%)[a]	Value
Technology (2.4%) - continued
	Xerox Business Services, LLC, Term Loan
$89,549	5.235%, (LIBOR 1M + 4.000%), 12/7/2023	$89,829

	Total	489,289

Transportation (1.0%)
	Arctic LNG Carriers, Ltd., Term Loan
74,812	5.735%, (LIBOR 1M + 4.500%), 5/18/2023	75,327
	XPO Logistics, Inc., Term Loan
125,000	3.554%, (LIBOR 3M + 2.250%), 10/30/2021	125,219

	Total	200,546

Utilities (0.5%)
	Talen Energy Supply, LLC, Term Loan
95,769	5.235%, (LIBOR 1M + 4.000%), 7/6/2023	93,255

	Total	93,255

	Total Bank Loans (cost $3,126,835)	3,124,775

Principal Amount	Long-Term Fixed Income (58.3%)	Value
Asset-Backed Securities (1.3%)
	DRB Prime Student Loan Trust
151,201	2.890%, 6/25/2040, Ser. 2016-B, Class A2[f]	151,948
	Earnest Student Loan Program, LLC
101,635	2.680%, 7/25/2035, Ser. 2016-C, Class A2[f]	101,455

	Total	253,403

Basic Materials (2.1%)
	Anglo American Capital plc
5,000	4.125%, 9/27/2022[f]	5,194
	Big River Steel, LLC
125,000	7.250%, 9/1/2025[f]	132,625
	CF Industries, Inc.
125,000	5.150%, 3/15/2034	124,688
	EI du Pont de Nemours & Company
5,000	2.200%, 5/1/2020	5,031
	First Quantum Minerals, Ltd.
125,000	7.250%, 4/1/2023[f]	128,750
	Sherwin-Williams Company
5,000	2.250%, 5/15/2020	5,019
	Vale Overseas, Ltd.
13,000	5.875%, 6/10/2021	14,316

	Total	415,623

Capital Goods (2.7%)
	Ardagh Packaging Finance plc
125,000	6.000%, 2/15/2025[f]	132,344
	Caterpillar Financial Services Corporation
4,000	1.850%, 9/4/2020	3,987
	Cintas Corporation No. 2
4,000	2.900%, 4/1/2022	4,074
	General Electric Company
100,000	5.000%, 1/21/2021[g]	105,770
	H&E Equipment Services, Inc.
125,000	5.625%, 9/1/2025[f]	131,875

Principal Amount	Long-Term Fixed Income (58.3%)	Value
Capital Goods (2.7%) - continued
	Rockwell Collins, Inc.
$4,000	1.950%, 7/15/2019	$3,999
	Textron Financial Corporation
150,000	3.050%, (LIBOR 3M + 1.735%), 2/15/2042[f,h]	131,250
	Textron, Inc.
25,000	3.375%, 3/1/2028	24,810

	Total	538,109

Collateralized Mortgage Obligations (6.0%)
	Bear Stearns ARM Trust
104,316	3.571%, 2/25/2035, Ser. 2004-12, Class 3A1	104,051
	Countrywide Alternative Loan Trust
101,405	1.889%, (12 MTA + 1.000%), 12/25/2035, Ser. 2005-69, Class A1[h]	95,973
68,679	5.750%, 5/25/2036, Ser. 2006-6CB, Class 2A16	51,890
	CSMC Mortgage-Backed Trust
87,586	6.000%, 11/25/2036, Ser. 2006-9, Class 6A14	84,499
	GMACM Mortgage Loan Trust
77,813	3.577%, 11/19/2035, Ser. 2005-AR6, Class 1A1	73,787
	Mill City Mortgage Loan Trust
89,062	2.750%, 11/25/2058, Ser. 2017-1, Class A1[f]	89,549
	Popular ABS Mortgage Pass-Through Trust
125,000	4.202%, 11/25/2035, Ser. 2005-5, Class AF4[i]	123,433
	WaMu Mortgage Pass Through Certificates
190,222	1.527%, (LIBOR 1M + 0.290%), 10/25/2045, Ser. 2005-AR13, Class A1A1[h]	190,835
49,330	1.849%, (12 MTA + 0.960%), 9/25/2046, Ser. 2006-AR11, Class 1Ah	44,545
112,890	1.769%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Ah	101,113
114,456	1.619%, (12 MTA + 0.730%), 1/25/2047, Ser. 2006-AR19, Class 1A1Ah	110,818
	Wells Fargo Mortgage Backed Securities Trust
65,226	5.500%, 11/25/2021, Ser. 2006-17, Class A1	63,394
91,859	5.500%, 4/25/2036, Ser. 2006-4, Class 2A2	89,375

	Total	1,223,262

Communications Services (4.2%)
	AT&T, Inc.
8,000	2.850%, 2/14/2023	7,960
	British Sky Broadcasting Group plc
3,000	3.125%, 11/26/2022[f]	3,038
	Charter Communications Operating, LLC
15,000	4.908%, 7/23/2025	16,030
	Digicel Group, Ltd.
100,000	8.250%, 9/30/2020[f]	97,688

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (58.3%)	Value
Communications Services (4.2%) - continued
	Discovery Communications, LLC
$6,000	2.200%, 9/20/2019	$6,019
18,000	2.950%, 3/20/2023	18,014
	DISH Network Corporation
119,000	3.375%, 8/15/2026	133,131
	IAC FinanceCo, Inc., Convertible
35,000	0.875%, 10/1/2022[f]	36,422
	Intelsat Jackson Holdings SA
100,000	7.500%, 4/1/2021	94,750
	Liberty Interactive, LLC, Convertible
1,000	1.750%, 9/30/2046[f]	1,185
	Liberty Media Corporation, Convertible
27,000	1.000%, 1/30/2023[f]	32,096
	Sprint Corporation
125,000	7.625%, 2/15/2025	143,750
	Time Warner, Inc.
3,000	4.875%, 3/15/2020	3,193
	VeriSign, Inc.
125,000	4.750%, 7/15/2027	128,750
	Viacom, Inc.
5,000	4.250%, 9/1/2023	5,136
	Zayo Group, LLC
125,000	6.375%, 5/15/2025	134,704

	Total	861,866

Consumer Cyclical (2.7%)
	Delphi Jersey Holdings plc
125,000	5.000%, 10/1/2025[f]	127,188
	Ford Motor Credit Company, LLC
5,000	2.262%, 3/28/2019	5,017
4,000	3.336%, 3/18/2021	4,090
	General Motors Financial Company, Inc.
4,000	2.650%, 4/13/2020	4,031
4,000	4.375%, 9/25/2021	4,239
3,000	3.150%, 6/30/2022	3,023
	Hanesbrands, Inc.
125,000	4.875%, 5/15/2026[f]	129,844
	Hyundai Capital America
3,000	2.550%, 4/3/2020[f]	2,994
3,000	2.750%, 9/18/2020[f]	2,997
	McDonald’s Corporation
5,000	2.625%, 1/15/2022	5,035
	Scientific Games International, Inc.
125,000	7.000%, 1/1/2022[f]	132,656
	Volkswagen Group of America Finance, LLC
3,000	2.450%, 11/20/2019[f]	3,022
	Wabash National Corporation
125,000	5.500%, 10/1/2025[f]	127,500

	Total	551,636

Consumer Non-Cyclical (3.5%)
	Abbott Laboratories
30,000	3.750%, 11/30/2026	30,771
	Albertsons Companies, LLC
125,000	6.625%, 6/15/2024	116,406
	Amgen, Inc.
5,000	2.650%, 5/11/2022	5,039
	Anthem, Inc., Convertible
49,000	2.750%, 10/15/2042	127,155
	BAT Capital Corporation
3,000	2.297%, 8/14/2020[f]	3,009
3,000	2.764%, 8/15/2022[f]	3,016

Principal Amount	Long-Term Fixed Income (58.3%)	Value
Consumer Non-Cyclical (3.5%) - continued
$20,000	3.557%, 8/15/2027[f]	$20,061
	Becton, Dickinson and Company
5,000	3.125%, 11/8/2021	5,096
	Cardinal Health, Inc.
3,000	1.948%, 6/14/2019	3,003
3,000	2.616%, 6/15/2022	2,997
	Community Health Systems, Inc.
100,000	8.000%, 11/15/2019	97,375
	Express Scripts Holding Company
25,000	3.400%, 3/1/2027	24,635
	Forest Laboratories, LLC
2,000	4.875%, 2/15/2021[f]	2,147
	JBS USA, LLC
125,000	5.875%, 7/15/2024[f]	125,312
	Kraft Heinz Foods Company
6,000	5.375%, 2/10/2020	6,435
	Kroger Company
3,000	2.800%, 8/1/2022	3,007
	Medtronic Global Holdings SCA
5,000	1.700%, 3/28/2019	4,997
	Molson Coors Brewing Company
5,000	2.250%, 3/15/2020[f]	4,996
	Mondelez International Holdings Netherlands BV
4,000	2.000%, 10/28/2021[f]	3,925
	Shire Acquisitions Investments Ireland Designated Activity Company
6,000	2.400%, 9/23/2021	5,977
	Teva Pharmaceutical Finance Company BV
9,000	2.950%, 12/18/2022	8,739
	Teva Pharmaceutical Finance Company, LLC
20,000	6.150%, 2/1/2036	21,663
	Teva Pharmaceutical Finance IV, LLC
2,000	2.250%, 3/18/2020	1,973
	Valeant Pharmaceuticals International, Inc.
100,000	5.500%, 3/1/2023[f]	87,750
	Wayfair, Inc., Convertible
1,000	0.375%, 9/1/2022[f]	969
	Zoetis, Inc.
4,000	3.450%, 11/13/2020	4,135

	Total	720,588

Energy (2.8%)
	BP Capital Markets plc
6,000	2.520%, 9/19/2022	6,004
	Canadian Natural Resources, Ltd.
3,000	2.950%, 1/15/2023	2,981
	Canadian Oil Sands, Ltd.
3,000	9.400%, 9/1/2021[f]	3,663
	Cenovus Energy, Inc.
3,000	3.800%, 9/15/2023	3,014
	Cheniere Energy Partners, LP
125,000	5.250%, 10/1/2025[f]	127,813
	Continental Resources, Inc.
3,000	5.000%, 9/15/2022	3,049
125,000	3.800%, 6/1/2024	120,625
	Enbridge, Inc.
3,000	2.900%, 7/15/2022	3,017
	Encana Corporation
30,000	3.900%, 11/15/2021	30,908

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (58.3%)	Value
Energy (2.8%) - continued
	Enterprise Products Operating, LLC
$75,000	5.250%, 8/16/2077	$75,656
	EQT Corporation
6,000	3.000%, 10/1/2022[c]	6,009
	ONEOK, Inc.
34,000	7.500%, 9/1/2023	40,691
	Petrobras Global Finance BV
8,000	8.375%, 5/23/2021	9,253
7,000	7.375%, 1/17/2027	7,707
	Petroleos Mexicanos
5,000	6.000%, 3/5/2020	5,373
	Plains All American Pipeline, LP
8,000	5.000%, 2/1/2021	8,412
	Sabine Pass Liquefaction, LLC
3,000	6.250%, 3/15/2022	3,373
3,000	5.625%, 4/15/2023	3,324
	TransCanada Trust
105,000	5.300%, 3/15/2077	107,494
	Western Gas Partners, LP
3,000	4.000%, 7/1/2022	3,103
	Williams Partners, LP
5,000	4.000%, 11/15/2021	5,219

	Total	576,688

Financials (13.5%)
	AIG Global Funding
6,000	2.150%, 7/2/2020[f]	5,990
	American Express Credit Corporation
3,000	1.641%, (LIBOR 3M + 0.330%), 5/3/2019[h]	3,008
3,000	2.200%, 3/3/2020	3,017
	ASP AMC Merger Sub, Inc.
100,000	8.000%, 5/15/2025[f]	96,250
	Australia & New Zealand Banking Group, Ltd.
100,000	6.750%, 6/15/2026[f,g]	113,000
	Bank of America Corporation
3,000	2.369%, 7/21/2021	3,000
25,000	4.000%, 1/22/2025	25,861
	Bank of Montreal
4,000	2.100%, 6/15/2020	4,009
	Bank of Nova Scotia
4,000	2.700%, 3/7/2022	4,039
	Blackstone Mortgage Trust, Inc., Convertible
62,000	5.250%, 12/1/2018	70,796
	BNP Paribas SA
100,000	7.625%, 3/30/2021[f,g]	109,875
	Capital One Financial Corporation
3,000	2.500%, 5/12/2020	3,013
10,000	3.050%, 3/9/2022	10,111
	CBOE Holdings, Inc.
4,000	1.950%, 6/28/2019	3,996
	Citigroup, Inc.
3,000	2.750%, 4/25/2022	3,007
	Commerzbank AG
20,000	8.125%, 9/19/2023[f]	24,313
	Commonwealth Bank of Australia
5,000	2.250%, 3/10/2020[f]	5,024
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
6,000	3.950%, 11/9/2022	6,295
	Credit Agricole SA
3,000	3.375%, 1/10/2022[f]	3,068
100,000	8.125%, 12/23/2025[f,g]	118,375

Principal Amount	Long-Term Fixed Income (58.3%)	Value
Financials (13.5%) - continued
	Credit Suisse Group AG
$50,000	7.500%, 12/11/2023[f,g]	$56,500
	Credit Suisse Group Funding, Ltd.
11,000	3.125%, 12/10/2020	11,218
	Deutsche Bank AG
2,000	2.700%, 7/13/2020	2,008
8,000	4.250%, 10/14/2021	8,382
	Digital Realty Trust, LP
4,000	2.750%, 2/1/2023	3,981
	Fifth Third Bancorp
4,000	2.600%, 6/15/2022	3,996
	First Tennessee Bank NA
70	3.750%, (LIBOR 3M + 0.850%), 10/30/2017[f,g,h]	55,657
	Goldman Sachs Group, Inc.
6,000	5.375%, 5/10/2020[g]	6,217
4,000	2.600%, 12/27/2020	4,030
10,000	5.250%, 7/27/2021	10,986
6,000	2.366%, (LIBOR 3M + 1.050%), 6/5/2023[h]	6,035
100,000	5.300%, 11/10/2026[g]	107,125
	Grinding Media, Inc.
125,000	7.375%, 12/15/2023[f]	135,625
	HSBC Holdings plc
8,000	3.400%, 3/8/2021	8,247
75,000	6.375%, 9/17/2024[g]	79,598
	ILFC E-Capital Trust II
100,000	4.610%, (LIBOR 3M + 1.800%), 12/21/2065[f,h]	95,250
	J.P. Morgan Chase & Company
4,000	1.996%, (LIBOR 3M + 0.680%), 6/1/2021[h]	4,020
4,000	2.776%, 4/25/2023	4,021
	J.P. Morgan Chase Capital XXIII
100,000	2.315%, (LIBOR 3M + 1.000%), 5/15/2047[h]	91,470
	Lloyds Bank plc
100,000	1.552%, (LIBOR 6M + 0.100%), 2/28/2018[g,h]	86,364
	Lloyds Banking Group plc
100,000	6.657%, 5/21/2037[f,g]	114,500
	Macquarie Bank, Ltd.
100,000	6.125%, 3/8/2027[f,g]	103,470
	MetLife, Inc.
75,000	9.250%, 4/8/2038[f]	111,375
	MGIC Investment Corporation, Convertible
66,000	9.000%, 4/1/2063[f]	89,512
	Morgan Stanley
6,000	5.500%, 7/28/2021	6,654
3,000	2.750%, 5/19/2022	3,011
	New York Life Global Funding
3,000	2.300%, 6/10/2022[f]	2,988
	Park Aerospace Holdings, Ltd.
125,000	5.250%, 8/15/2022[f]	129,859
	PNC Bank NA
6,000	2.450%, 11/5/2020	6,057
	Quicken Loans, Inc.
125,000	5.750%, 5/1/2025[f]	131,250
	Realty Income Corporation
4,000	5.750%, 1/15/2021	4,384
	Reinsurance Group of America, Inc.
3,000	4.700%, 9/15/2023	3,252
	Royal Bank of Canada
5,000	2.125%, 3/2/2020	5,021

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (58.3%)	Value
Financials (13.5%) - continued
	Royal Bank of Scotland Group plc
$100,000	7.500%, 8/10/2020[g]	$104,725
4,000	8.625%, 8/15/2021[g]	4,435
	Societe Generale SA
100,000	8.000%, 9/29/2025[f,g]	114,500
	Standard Chartered plc
1,000	2.100%, 8/19/2019[f]	999
100,000	7.500%, 4/2/2022[f,g]	106,750
	State Street Capital Trust IV
100,000	2.320%, (LIBOR 3M + 1.000%), 6/15/2047[h]	91,230
	Sumitomo Mitsui Financial Group, Inc.
6,000	2.934%, 3/9/2021	6,097
3,000	2.784%, 7/12/2022	3,007
	Synchrony Financial
4,000	3.000%, 8/15/2019	4,065
	UBS Group Funding Jersey, Ltd.
6,000	3.000%, 4/15/2021[f]	6,081
	USB Realty Corporation
120,000	2.451%, (LIBOR 3M + 1.147%), 1/15/2022[f,g,h]	105,150
	Wachovia Capital Trust II
100,000	1.804%, (LIBOR 3M + 0.500%), 1/15/2027[h]	94,000
	Wells Fargo & Company
3,000	2.625%, 7/22/2022	3,005
	Welltower, Inc.
4,000	4.950%, 1/15/2021	4,291

	Total	2,756,445

Foreign Government (10.1%)
	Argentina Government International Bond
39,000	6.875%, 4/22/2021	42,471
25,000	5.625%, 1/26/2022	26,225
68,000	7.500%, 4/22/2026	76,330
44,475	8.280%, 12/31/2033	51,703
15,000	7.125%, 7/6/2036	15,728
36,934	2.500%, 12/31/2038[i]	26,223
18,000	7.625%, 4/22/2046	19,980
	Brazil Government International Bond
37,000	4.875%, 1/22/2021	39,591
52,000	2.625%, 1/5/2023	49,855
20,000	6.000%, 4/7/2026	22,200
48,000	7.125%, 1/20/2037	57,000
20,000	5.625%, 2/21/2047	20,200
	Colombia Government International Bond
25,000	4.375%, 7/12/2021	26,675
43,000	4.000%, 2/26/2024	44,806
66,000	5.625%, 2/26/2044	73,788
	Croatia Government International Bond
15,000	6.000%, 1/26/2024[f]	17,130
	Hungary Government International Bond
42,000	5.750%, 11/22/2023	48,669
42,000	5.375%, 3/25/2024	48,038
	Indonesia Government International Bond
33,000	4.875%, 5/5/2021[f]	35,567
52,000	5.875%, 1/15/2024[f]	59,611
28,000	4.750%, 1/8/2026[f]	30,529

Principal Amount	Long-Term Fixed Income (58.3%)	Value
Foreign Government (10.1%) - continued
$23,000	8.500%, 10/12/2035[f]	$34,113
12,000	6.750%, 1/15/2044[f]	16,031
50,000	5.125%, 1/15/2045[f]	55,246
	Mexico Government International Bond
36,000	4.000%, 10/2/2023	38,059
75,000	4.150%, 3/28/2027	78,829
140,000	4.750%, 3/8/2044	144,270
	Panama Government International Bond
40,000	3.750%, 3/16/2025	41,800
6,000	9.375%, 4/1/2029	9,045
21,000	6.700%, 1/26/2036	27,773
	Peru Government International Bond
39,000	8.750%, 11/21/2033	61,386
	Philippines Government International Bond
18,000	4.000%, 1/15/2021	19,091
60,000	6.375%, 10/23/2034	80,728
	Romania Government International Bond
22,000	4.375%, 8/22/2023[f]	23,586
12,000	4.875%, 1/22/2024[f]	13,232
	Russia Government International Bond
100,000	5.000%, 4/29/2020[f]	106,000
101,000	4.875%, 9/16/2023[f]	109,985
	South Africa Government International Bond
25,000	5.875%, 5/30/2022	27,448
43,000	4.300%, 10/12/2028	40,507
	Turkey Government International Bond
19,000	7.000%, 6/5/2020	20,746
65,000	6.250%, 9/26/2022	71,294
100,000	4.250%, 4/14/2026	96,066
30,000	6.875%, 3/17/2036	33,848
65,000	6.750%, 5/30/2040	72,203

	Total	2,053,605

Industrials (0.6%)
	Wrangler Buyer Corporation
115,000	6.000%, 10/1/2025[f]	117,012

	Total	117,012

Mortgage-Backed Securities (5.4%)
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
300,000	3.500%, 10/1/2047[c]	309,152
750,000	4.000%, 10/1/2047[c]	789,375

	Total	1,098,527

Technology (2.6%)
	Alliance Data Systems Corporation
125,000	5.375%, 8/1/2022[f]	128,750
	Apple, Inc.
5,000	2.850%, 5/6/2021	5,137
5,000	1.659%, (LIBOR 3M + 0.350%), 5/11/2022[h]	5,031
	Baidu, Inc.
3,000	3.000%, 6/30/2020	3,041
	Harland Clarke Holdings Corporation
125,000	8.375%, 8/15/2022[f]	133,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (58.3%)	Value
Technology (2.6%) - continued
	Microchip Technology, Inc., Convertible
$75,000	1.625%, 2/15/2027[f]	$91,078
	Micron Technology, Inc., Convertible
45,000	2.125%, 2/15/2033	160,678
	NetApp, Inc.
4,000	2.000%, 9/27/2019	3,998

	Total	531,463

Transportation (<0.1%)
	Delta Air Lines, Inc.
4,000	2.875%, 3/13/2020	4,044

	Total	4,044

Utilities (0.8%)
	CenterPoint Energy, Inc.
4,000	2.500%, 9/1/2022	3,996
	Dominion Energy, Inc.
6,000	2.579%, 7/1/2020	6,041
	Duke Energy Corporation
6,000	2.400%, 8/15/2022	5,956
	Edison International
3,000	2.125%, 4/15/2020	2,999
	Exelon Generation Company, LLC
4,000	2.950%, 1/15/2020	4,070
	FirstEnergy Corporation
4,000	2.850%, 7/15/2022	4,008
	NRG Energy, Inc.
125,000	7.250%, 5/15/2026	134,063
	Southern Company
3,000	2.350%, 7/1/2021	2,983

	Total	164,116

	Total Long-Term Fixed Income (cost $11,583,394)	11,866,387

Shares	Registered Investment Companies (14.2%)	Value
Affiliated Fixed Income Holdings (<0.1%)
100	Thrivent Core Emerging Market Debt Fund	990

	Total	990

Equity Funds/Exchange Traded Funds (5.5%)
15,000	Alerian MLP ETF	168,300
6,100	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	81,740
4,291	BlackRock Enhanced Capital & Income Fund, Inc.	66,940
12,176	BlackRock Enhanced Equity Dividend Trust	110,436
11,782	BlackRock Resources & Commodities Strategy Trust	104,742
5,644	ClearBridge Energy MLP Opportunity Fund, Inc.	68,688
5,117	Cohen & Steers REIT & Preferred Income Fund, Inc.	108,480
9,160	Eaton Vance Risk-Managed Diversified Equity Income Fund	86,379
10,112	Neuberger Berman MLP Income Fund, Inc.	96,064
3,250	Nuveen S&P 500 Dynamic Overwrite Fund	50,830
5,200	Vaneck Vectors BDC Income ETF	92,872

Shares	Registered Investment Companies (14.2%)	Value
Equity Funds/Exchange Traded Funds (5.5%) - continued
11,492	Voya Global Equity Dividend & Premium Opportunity Fund	$93,200

	Total	1,128,671

Fixed Income Funds/Exchange Traded Funds (8.7%)
6,225	AllianceBernstein Global High Income Fund, Inc.	81,236
6,136	BlackRock Core Bond Trust	86,272
9,226	BlackRock Corporate High Yield Fund, Inc.	104,254
7,758	BlackRock Credit Allocation Income Trust	105,276
2,402	Cohen & Steers Limited Duration Preferred & Income Fund, Inc.	64,350
3,544	First Trust/Aberdeen Global Opportunity Income Fund	41,784
8,350	iShares 0-5 Year High Yield Corporate Bond ETF	399,381
33	iShares J.P. Morgan USD Emerging Markets Bond ETF	3,842
13,875	MFS Intermediate Income Trust	59,385
11,500	Nuveen Credit Strategies Income Fund	97,635
3,218	Nuveen Preferred and Income Term Fund	81,029
5,403	Prudential Global Short Duration High Yield Fund, Inc.	80,667
11,950	Templeton Global Income Fund	80,543
3,000	Vanguard Short-Term Corporate Bond ETF	240,390
9,263	Wells Fargo Income Opportunities Fund	81,051
11,282	Western Asset High Income Fund II, Inc.	81,343
16,057	Western Asset High Income Opportunity Fund, Inc.	82,372

	Total	1,770,810

	Total Registered Investment Companies (cost $2,902,007)	2,900,471

Shares	Preferred Stock (2.5%)	Value
Consumer Staples (1.2%)
1,249	Bunge, Ltd., Convertible, 4.875%[g]	129,914
4,000	CHS, Inc., 6.750%[g]	110,200

	Total	240,114

Energy (0.1%)
450	NuStar Logistics, LP, 7.625%	11,412

	Total	11,412

Financials (1.1%)
2,000	Citigroup, Inc., 7.681%[h]	55,560
2,000	Countrywide Capital V, 7.000%	52,020
1,700	Federal National Mortgage Association, 0.000%[g,j]	11,849
2,000	GMAC Capital Trust I, 7.100%[h]	52,800
2,000	Morgan Stanley, 5.850%[g]	54,680
6	Wells Fargo & Company, Convertible, 7.500%[g]	7,890

	Total	234,799

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Preferred Stock (2.5%)	Value
Health Care (0.1%)
330	Becton Dickinson and Company, Convertible, 6.125%	$18,236

	Total	18,236

Industrials (<0.1%)
25	Stanley Black & Decker, Inc., Convertible, 5.375%	2,866

	Total	2,866

	Total Preferred Stock (cost $501,558)	507,427

Shares	Common Stock (2.3%)	Value
Consumer Discretionary (<0.1%)
5	Charter Communications, Inc.[j]	1,817

	Total	1,817

Energy (1.3%)
550	Chevron Corporation	64,625
1,000	Occidental Petroleum Corporation	64,210
1,118	Royal Dutch Shell plc ADR	67,729
900	Schlumberger, Ltd.	62,784

	Total	259,348

Financials (0.1%)
525	Bank of America Corporation	13,303
10	FNF Group	475

	Total	13,778

Health Care (<0.1%)
2	Anthem, Inc.	380
20	Danaher Corporation	1,715

	Total	2,095

Industrials (0.2%)
750	Macquarie Infrastructure Corporation	54,135

	Total	54,135

Information Technology (0.3%)
11	Altaba, Inc.[j]	729
611	NXP Semiconductors NVj	69,098

	Total	69,827

Real Estate (0.4%)
116	American Tower Corporation	15,855
600	Crown Castle International Corporation	59,988

	Total	75,843

	Total Common Stock (cost $452,032)	476,843

Shares or Principal Amount	Short-Term Investments (13.4%)[k]	Value
	Federal Home Loan Bank Discount Notes
100,000	1.025%, 11/3/2017[l]	99,911
100,000	1.040%, 11/15/2017	99,878

Shares or Principal Amount	Short-Term Investments (13.4%)[k]	Value
	Thrivent Core Short-Term Reserve Fund
252,732	1.340%	$2,527,322

	Total Short-Term Investments (cost $2,727,092)	2,727,111

	Total Investments (cost $21,292,918) 106.0%	$21,603,014

	Other Assets and Liabilities, Net (6.0%)	(1,231,850)

	Total Net Assets 100.0%	$20,371,164

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the Notes to Financial Statements.
e	Denotes payment-in-kind security. The security paid an interest or dividend payment with additional fixed income or equity securities in lieu of, or in addition to a cash payment. The cash rate and/or payment-in-kind rate shown are as of 9/29/2017.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 29, 2017, the value of these investments was $4,891,262 or 24.0% of total net assets.
g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
h	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 29, 2017.
i	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 29, 2017.
j	Non-income producing security.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
Fac.	-	Facility/Facilities
PIK	-	Payment-In-Kind
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of September 29, 2017

(unaudited)

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 6M	-	ICE Libor USD Rate 6 Month

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 29, 2017, in valuing Multidimensional Income Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	264,501	–	264,501	–
Capital Goods	304,985	–	125,885	179,100
Communications Services	759,351	–	675,651	83,700
Consumer Cyclical	378,083	–	378,083	–
Consumer Non-Cyclical	236,992	–	236,992	–
Financials	397,773	–	287,502	110,271
Technology	489,289	–	489,289	–
Transportation	200,546	–	200,546	–
Utilities	93,255	–	93,255	–
Long-Term Fixed Income
Asset-Backed Securities	253,403	–	253,403	–
Basic Materials	415,623	–	415,623	–
Capital Goods	538,109	–	538,109	–
Collateralized Mortgage Obligations	1,223,262	–	1,223,262	–
Communications Services	861,866	–	861,866	–
Consumer Cyclical	551,636	–	551,636	–
Consumer Non-Cyclical	720,588	–	720,588	–
Energy	576,688	–	576,688	–
Financials	2,756,445	–	2,756,445	–
Foreign Government	2,053,605	–	2,053,605	–
Industrials	117,012	–	117,012	–
Mortgage-Backed Securities	1,098,527	–	1,098,527	–
Technology	531,463	–	531,463	–
Transportation	4,044	–	4,044	–
Utilities	164,116	–	164,116	–
Registered Investment Companies
Equity Funds/Exchange Traded Funds	1,128,671	1,128,671	–	–
Fixed Income Funds/Exchange Traded Funds	1,770,810	1,770,810	–	–
Affiliated Fixed Income Holdings	990	990	–	–
Preferred Stock
Consumer Staples	240,114	240,114	–	–
Energy	11,412	11,412	–	–
Financials	234,799	234,799	–	–
Health Care	18,236	18,236	–	–
Industrials	2,866	2,866	–	–
Common Stock
Consumer Discretionary	1,817	1,817	–	–
Energy	259,348	259,348	–	–
Financials	13,778	13,778	–	–
Health Care	2,095	2,095	–	–
Industrials	54,135	54,135	–	–
Information Technology	69,827	69,827	–	–
Real Estate	75,843	75,843	–	–
Short-Term Investments	199,789	–	199,789	–
Subtotal Investments in Securities	$19,075,692	$3,884,741	$14,817,880	$373,071

Other Investments *	Total
Short-Term Investments	2,527,322
Subtotal Other Investments	$2,527,322

Total Investments at Value	$21,603,014

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of September 29, 2017

(unaudited)

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	1,136	1,136	–	–
Total Liability Derivatives	$1,136	$1,136	$–	$–

There were no significant transfers between Levels during the period ended September 29, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Multidimensional Income Fund’s futures contracts held as of September 29, 2017. Investments and/or cash totaling $99,911 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 5-Yr. U.S. Treasury Bond Future	1	December 2017	$118,636	$117,500	($1,136)
Total Futures Long Contracts					($1,136)
Total Futures Contracts					($1,136)

Reference Description:

CBOT	-	Chicago Board of Trade

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Short-Term Reserve Fund is established for the sole use of affiliated funds.

A summary of transactions (in thousands) for the fiscal year to date, in Multidimensional Income Fund, is as follows:

Fund	Value 2/28/2017	Gross Purchases	Gross Sales	Gain/ (Loss)	Unrealized Appreciation/ (Depreciation)	Shares Held at 9/29/2017	Value 9/29/2017	Income Earned 2/28/2017 - 9/29/2017
Core Short-Term Reserve	$–	$32,215	$29,688	$–	$–	253	$2,527	$24
Core Emerging Market Debt	–	1	–	–	–	–	1	–
Total Value and Income Earned	$–			$–	$–		$2,528	$24

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

NOTES TO SCHEDULE OF INVESTMENTS

As of September 29, 2017

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/ dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.

The Board has delegated responsibility for daily valuation of the Funds’ securities to the Adviser, Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”). The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Fund valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign markets and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

Foreign Currency Translation – The accounting records of each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.

Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign

51

NOTES TO SCHEDULE OF INVESTMENTS

As of September 29, 2017

(unaudited)

exchange rates between the trade date and settlement date as ordinary income.

Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Derivative Financial Instruments – Each of the Funds may invest in derivatives. Derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments, are financial instruments whose value is derived from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/ or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options – Each of the Funds may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or

52

NOTES TO SCHEDULE OF INVESTMENTS

As of September 29, 2017

(unaudited)

depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

During the three months ended September 29, 2017, Diversified Income Plus Fund used treasury options to manage the duration of the Fund versus the benchmark. Options on mortgage backed securities were used to generate income.

Futures Contracts – Each of the Funds may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

During the three months ended September 29, 2017, Growth and Income Plus Fund, Diversified Income Plus Fund and Multidimensional Income Fund used treasury futures to manage the duration and yield curve exposure of the Fund versus the benchmark.

During the three months ended September 29, 2017, Growth and Income Plus Fund and Diversified Income Plus Fund used equity futures to manage exposure to the equities market.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Funds may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and change in unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund.

Swap Agreements – Each of the Funds may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors

53

NOTES TO SCHEDULE OF INVESTMENTS

As of September 29, 2017

(unaudited)

as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

For financial reporting purposes the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

54

Item 2. Controls and Procedures

(a) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: November 22, 2017	THRIVENT MUTUAL FUNDS

	By:	/s/ David S. Royal
David S. Royal
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 22, 2017	By:	/s/ David S. Royal
David S. Royal
President

Date: November 22, 2017	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer